UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.7%
Anheuser-Busch InBev NV	316,118	$37,720,665
Canada — 5.8%
National Bank of Canada	531,591	17,607,224
Rogers Communications, Inc., Class B	1,347,468	53,616,366
TELUS Corp.	1,803,786	60,199,771

		131,423,361
Denmark — 0.9%
Novo Nordisk A/S, Class B	393,977	20,921,559
Finland — 1.1%
Kone OYJ, Class B	588,051	25,080,680
France — 3.5%
Eutelsat Communications SA	758,702	25,006,454
Sanofi SA	542,895	54,765,016

		79,771,470
Germany — 2.0%
Deutsche Post AG, Registered Shares	1,510,007	44,856,827
Hong Kong — 0.6%
Sands China Ltd.	3,752,000	13,510,783
Japan — 2.0%
Japan Tobacco, Inc.	1,325,600	45,881,387
Netherlands — 0.9%
Royal Dutch Shell PLC, B Shares	796,820	20,864,542
Singapore — 1.9%
DBS Group Holdings Ltd.	2,159,700	26,553,617
Singapore Telecommunications Ltd.	6,304,100	17,911,546

		44,465,163
Sweden — 2.1%
Atlas Copco AB, A Shares	666,563	17,371,104
Hennes & Mauritz AB, B Shares	447,520	17,396,399
Svenska Handelsbanken AB, A Shares	971,091	13,188,853

		47,956,356
Switzerland — 9.1%
Givaudan SA, Registered Shares	17,556	31,393,660
Nestlé SA, Registered Shares	524,199	40,035,173
Novartis AG, Registered Shares	630,989	57,160,495
Roche Holding AG	90,555	24,585,580
SGS SA, Registered Shares	9,227	17,569,156
Syngenta AG, Registered Shares	109,322	36,728,959

		207,473,023
Taiwan — 1.2%
Far EasTone Telecommunications Co. Ltd.	12,744,500	27,651,339
United Kingdom — 17.0%
AstraZeneca PLC	1,108,934	70,674,859
British American Tobacco PLC	1,151,155	68,389,326
Diageo PLC	1,900,746	54,798,155
GlaxoSmithKline PLC	1,102,646	23,779,240
HSBC Holdings PLC	2,479,200	19,384,552
Imperial Tobacco Group PLC	1,498,926	80,713,829
Lloyds Banking Group PLC	27,721,338	31,463,895
Unilever PLC	843,740	37,570,305

		386,774,161

Common Stocks	Shares	Value
United States — 47.6%
AbbVie, Inc.	448,555	$26,711,450
Altria Group, Inc.	1,309,816	79,204,574
Chevron Corp.	247,897	22,528,879
Citizens Financial Group, Inc.	1,262,333	30,674,692
Coca-Cola Co.	1,792,266	75,902,465
General Electric Co.	1,445,395	41,800,823
Genuine Parts Co.	593,087	53,828,576
H&R Block, Inc.	1,570,407	58,513,365
International Paper Co.	349,543	14,921,991
Johnson & Johnson	729,017	73,652,588
Linear Technology Corp.	1,151,979	51,170,907
M&T Bank Corp.	287,394	34,444,171
Mattel, Inc.	2,524,630	62,055,405
McDonald’s Corp.	440,856	49,486,086
Microsoft Corp.	1,171,860	61,686,710
PepsiCo, Inc.	327,341	33,450,977
Pfizer, Inc.	1,050,403	35,524,630
Philip Morris International, Inc.	672,285	59,429,994
Reynolds American, Inc.	895,725	43,281,432
U.S. Bancorp	823,933	34,753,494
United Parcel Service, Inc., Class B	324,073	33,386,000
United Technologies Corp.	287,339	28,277,031
Verizon Communications, Inc.	815,113	38,212,497
Verizon Communications, Inc.	236,967	11,030,814
Wells Fargo & Co.	601,696	32,575,821

		1,086,505,372
Total Long-Term Investments (Cost — $1,922,642,289) — 97.4%		2,220,856,688

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	56,748,290	56,748,290
Total Short-Term Securities (Cost — $56,748,290) — 2.5%		56,748,290
Total Investments (Cost — $1,979,390,579*) — 99.9%		2,277,604,978
Other Assets Less Liabilities — 0.1%		3,081,591

Net Assets — 100.0%		$2,280,686,569

BLACKROCK FUNDS II	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,982,478,441

Gross unrealized appreciation	$348,724,618
Gross unrealized depreciation	(53,598,081)

Net unrealized appreciation	$295,126,537

(a)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	72,786,122	(16,037,832)	56,748,290	$16,156

(b)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$37,720,665	—	$37,720,665
Canada	$131,423,361	—	—	131,423,361
Denmark	—	20,921,559	—	20,921,559
Finland	—	25,080,680	—	25,080,680
France	—	79,771,470	—	79,771,470
Germany	—	44,856,827	—	44,856,827
Hong Kong	—	13,510,783	—	13,510,783
Japan	—	45,881,387	—	45,881,387
Netherlands	—	20,864,542	—	20,864,542
Singapore	—	44,465,163	—	44,465,163
Sweden	—	47,956,356	—	47,956,356
Switzerland	—	207,473,023	—	207,473,023
Taiwan	—	27,651,339	—	27,651,339
United Kingdom	—	386,774,161	—	386,774,161
United States	1,086,505,372	—	—	1,086,505,372
Short-Term Securities	56,748,290	—	—	56,748,290

Total	$1,274,677,023	$1,002,927,955	—	$2,277,604,978

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
France	—	$(23,122,521)	$23,122,521	—
Taiwan	—	(29,831,289)	29,831,289	—

Total	—	$(52,953,810)	$52,953,810	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS II	OCTOBER 31, 2015	3

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (a)	USD	234	$129,415
ALM VI Ltd., Series 2012-6A, Class CR, 4.04%, 7/15/26 (a)(b)		1,000	969,500
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.74%, 4/24/24 (a)(b)		500	492,417
AMMC CLO Ltd., Series 2014-15A, Class D, 4.48%, 12/09/26 (a)(b)		1,000	987,500
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 3.89%, 1/26/26 (a)(b)		1,050	985,882
Apidos CLO XVI, Series 2013-16A, Class C, 3.54%, 1/19/25 (a)(b)		250	228,621
Apidos CLO XX, Series 2015-20A, Class C, 3.99%, 1/16/27 (a)(b)		500	464,569
Atrium X, Series -10A, Class D, 3.82%, 7/16/25 (a)(b)		750	694,016
Atrium XI, Series -11A, Class D, 4.19%, 10/23/25 (a)(b)		1,000	993,900
Babson CLO Ltd., Series 2014-IIA, Class D, 3.77%, 10/17/26 (a)(b)		500	458,136
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.34%, 11/25/36 (a)		204	174,091
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 1.92%, 4/25/34 (a)		158	144,420
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (a)(b)		500	456,921
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class D1, 5.40%, 7/27/26 (a)(b)		640	554,444
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.43%, 8/25/36 (a)		300	176,625
Series 2006-NC5, Class A3, 0.35%, 1/25/37 (a)		240	142,232
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.23%, 5/20/26 (a)(b)		500	410,788
CIFC Funding Ltd., Series 2014-4A, Class D, 3.69%, 10/17/26 (a)(b)		1,000	907,883
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.35%, 10/15/36 (a)		380	321,685
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 3.97%, 7/15/26 (a)(b)		750	707,853
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (a)(b)		750	696,697
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 3.95%, 5/05/27 (a)(b)		500	470,000
Series 6A-2015, Class E1, 5.75%, 5/05/27 (a)(b)		500	435,000

Asset-Backed Securities		Par (000)	Value
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.50%, 3/25/36 (a)	USD	220	$149,118
Invitation Homes Trust, Series 2015-SFR3, Class E, 3.95%, 8/17/32 (a)(b)		500	488,414
JPMorgan Mortgage Acquisition Trust, Series 2006-NC1, Class A5, 0.47%, 4/25/36 (a)		170	147,294
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.38%, 5/25/46 (a)		350	120,076
Series 2006-3, Class 2A4, 0.47%, 5/25/46 (a)		319	112,017
Series 2006-4, Class 1A, 0.35%, 5/25/36 (a)		691	381,687
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		250	238,958
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25 (a)(b)		250	233,984
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		445	444,274
Octagon Investment Partners XXII Ltd, Series 2014-1A, Class E1, 5.55%, 11/22/25 (a)(b)		250	212,833
OZLM VII Ltd., Series 2014-7A, Class D, 5.29%, 7/17/26 (a)(b)		500	415,223
OZLM XII Ltd., Series 2015-12A, Class C, 3.99%, 4/30/27 (a)(b)		500	461,884
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.35%, 10/17/31 (a)(b)		500	497,647
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	499,994
RASC Trust, Series 2002-KS4, Class AIIA, 0.69%, 7/25/32 (a)		646	566,565
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.79%, 7/17/26 (a)(b)		750	694,821
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25 (a)(b)		500	473,344
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (a)(b)		500	455,816
Soundview Home Loan Trust, Series 2007-NS1, Class A4, 0.50%, 1/25/37 (a)		200	135,824
Voya CLO Ltd.:
Series 2012-2AR, Class ER, 6.32%, 10/15/22 (a)(b)		500	470,100
Series 2014-4A, Class C, 4.32%, 10/14/26 (a)(b)		250	238,159
Series 2014-4A, Class D, 5.82%, 10/14/26 (a)(b)		1,000	844,584

Portfolio Abbreviations
ADR	American Depositary Receipts	FKA	Formerly Known As	PIK	Payment-in-kind
AKA	Also Known As	GBP	British Pound	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	GDR	Global Depositary Receipts	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	MLP	Master Limited Partnership	SGD	Singapore Dollar
ETF	Exchange Traded Fund	NVDR	Non-Voting Depository Receipts	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	OTC	Over-the-counter	USD	U.S. Dollar

4	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class D, 5.92%, 4/18/27 (a)(b)	USD	1,000	$900,000
Voya Ltd., Series 2012-4A, Class C, 4.82%, 10/15/23 (a)(b)		250	246,165
Total Asset-Backed Securities — 10.9%			21,431,376

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Partners LP		3,470	82,655
Columbia Pipeline Partners LP		13,260	179,540
Delek Logistics Partners LP — MLP		6,730	220,408
Dominion Midstream Partners LP — MLP (c)		12,900	422,604
Energy Transfer Equity LP — MLP		5,240	112,922
Energy Transfer Partners LP — MLP		4,500	198,720
Enterprise Products Partners LP — MLP		29,700	820,611
EQT Midstream Partners LP — MLP		3,440	254,698
Genesis Energy LP — MLP		7,620	307,162
Kinder Morgan, Inc.		7,030	192,271
Magellan Midstream Partners LP — MLP		9,720	620,233
MarkWest Energy Partners LP — MLP		11,290	493,147
MPLX LP — MLP		4,850	188,132
ONEOK Partners LP — MLP		3,990	127,002
ONEOK, Inc.		1,630	55,290
Phillips 66 Partners LP — MLP		2,020	122,493
Plains All American Pipeline LP — MLP		12,470	395,548
Rose Rock Midstream LP — MLP		1,480	40,093
Shell Midstream Partners LP		18,170	621,959
Sunoco Logistics Partners LP — MLP		10,900	316,536
Targa Resources Corp.		730	41,720
Targa Resources Partners LP — MLP		4,160	124,800
Tesoro Logistics LP — MLP		4,321	242,278
Valero Energy Partners LP — MLP		2,970	148,470
Williams Cos., Inc.		750	29,580
Williams Partners LP — MLP		10,930	369,434

			6,728,306
Real Estate Investment Trusts (REITs) — 6.4%
Assura PLC	1,095,473		949,934
CapitaLand Retail China Trust		120,800	130,780
Charter Hall Retail REIT		262,602	789,969
Community Healthcare Trust, Inc.		12,837	235,045
CyrusOne, Inc.		19,040	671,731
Empiric Student Property PLC		191,025	322,665
EPR Properties		17,756	1,008,718
Federation Centres		375,852	776,420
Gramercy Property Trust, Inc.		9,147	207,454
Japan Rental Housing Investments, Inc.		832	556,581
Japan Senior Living Investment Corp. (c)		172	218,664
Link REIT		80,000	477,975
National Storage REIT		379,385	424,448
Parkway Life Real Estate Investment Trust		157,300	259,378
Physicians Realty Trust		29,440	470,451
Prologis, Inc.		16,424	701,798
Ramco-Gershenson Properties Trust		34,399	577,903
Retail Properties of America, Inc., Class A		47,911	717,228
SPH REIT		340,600	228,424
STAG Industrial, Inc.		39,287	806,169
UDR, Inc.		28,507	982,351
Vastned Retail NV		9,920	481,105
Wereldhave NV		8,120	506,195

			12,501,386

Common Stocks		Shares	Value
Real Estate Management & Development — 1.6%
Atrium Ljungberg AB, B Shares		38,297	$593,893
Croesus Retail Trust		759,190	452,512
First Capital Realty, Inc.		30,452	451,098
LEG Immobilien AG		9,091	724,782
Picton Property Income Ltd.		286,425	312,397
Sponda Oyj		137,754	585,174

			3,119,856
Total Common Stocks — 11.4%			22,349,548

Corporate Bonds		Par (000)	Value
Banks — 2.6%
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	USD	200	199,500
Barclays Bank PLC, 7.63%, 11/21/22		200	228,375
Barclays PLC, 4.38%, 9/11/24		600	589,308
Commerzbank AG, 8.13%, 9/19/23 (b)		575	665,804
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.25%, 8/04/45		250	261,552
Deutsche Bank AG, 4.30%, 5/24/28 (a)		550	529,866
Popular, Inc., 7.00%, 7/01/19		515	502,125
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		900	977,056
5.13%, 5/28/24		550	563,918
Société Générale SA, 4.25%, 4/14/25 (b)		200	194,674
SunTrust Banks, Inc., 5.63% (a)(d)		375	378,281

			5,090,459
Capital Markets — 0.2%
Credit Suisse AG, 6.50%, 8/08/23 (b)		200	219,000
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		200	198,790

			417,790
Construction & Engineering — 0.3%
Pratama Agung Pte. Ltd., 6.25%, 2/24/20		650	636,791
Consumer Finance — 0.1%
Synchrony Financial, 4.50%, 7/23/25		250	253,258
Food Products — 0.1%
FPC Treasury Ltd., 4.50%, 4/16/23		200	198,000
Insurance — 0.2%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	219,000
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	210,540

			429,540
Media — 0.2%
CCO Safari II LLC:
4.91%, 7/23/25 (b)		185	188,049
6.38%, 10/23/35 (b)		100	103,009
6.83%, 10/23/55 (b)		75	75,997

			367,055
Metals & Mining — 0.3%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		325	340,063
Vedanta Resources PLC, 6.00%, 1/31/19		300	240,109

			580,172
Oil, Gas & Consumable Fuels — 1.3%
Energy Transfer Partners LP, 5.15%, 3/15/45		375	299,285

BLACKROCK FUNDS II	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 4.90%, 5/15/46	USD	350	$320,791
Greenko Dutch BV, 8.00%, 8/01/19		200	211,900
Kinder Morgan, Inc., 5.05%, 2/15/46		375	297,229
Petron Corp., 7.50% (a)(d)		200	207,600
PTTEP Canada International Finance Ltd., 5.69%, 4/05/21		200	224,408
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	548,243
Williams Cos., Inc., 4.55%, 6/24/24		575	481,240

			2,590,696
Pharmaceuticals — 0.3%
Actavis Funding SCS:
4.75%, 3/15/45		376	359,573
3.80%, 3/15/25		250	247,735

			607,308
Real Estate Management & Development — 2.1%
Agile Property Holdings Ltd., 8.38%, 2/18/19		200	207,059
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		200	212,500
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	202,180
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23		200	207,090
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		200	203,055
KWG Property Holding Ltd., 8.98%, 1/14/19		300	318,090
Lodha Developers International Ltd., 12.00%, 3/13/20		400	351,503
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19		200	219,005
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		250	250,016
Powerlong Real Estate Holdings Ltd., 11.25%, 1/25/18		200	209,500
Shimao Property Holdings Ltd., 8.38%, 2/10/22		200	215,356
Trillion Chance Ltd., 8.50%, 1/10/19		200	204,501
Vingroup JSC, 11.63%, 5/07/18		300	317,387
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		200	219,406
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		400	414,141
Yuzhou Properties Co. Ltd.:
8.75%, 10/04/18		200	210,513
9.00%, 12/08/19		200	210,978

			4,172,280
Semiconductors & Semiconductor Equipment — 0.3%
Global A&T Electronics Ltd., 10.00%, 2/01/19		600	510,000
Software — 0.2%
Rolta LLC, 10.75%, 5/16/18		450	270,000
Specialty Retail — 0.1%
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		200	198,500
Tobacco — 0.3%
Philip Morris International, Inc., 4.25%, 11/10/44		375	367,074
Reynolds American, Inc., 5.85%, 8/15/45		125	138,666

			505,740
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19		200	206,000
Total Corporate Bonds — 8.7%			17,033,589

Floating Rate Loan Interests (a)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.3%
Starwood Schulte, Mezzanine, 8.05%, 6/30/17	USD	500	$497,500

Foreign Agency Obligations
British Virgin Islands — 0.1%
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		200	207,870
China — 0.7%
CCCI Treasure Ltd., 3.50% (a)(d)		200	198,440
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	190,709
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	525,207
Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25		400	404,651

			1,319,007
India — 0.1%
State Bank of India, 7.14% (a)(d)		100	103,753
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		200	166,370
Mongolia — 0.2%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		250	241,884
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		250	249,429

			491,313
Netherlands — 0.1%
Majapahit Holding BV, 7.88%, 6/29/37		200	224,250
Sri Lanka — 0.2%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	388,480
United Arab Emirates — 0.2%
National Bank of Abu Dhabi PJSC, 5.25% (a)(d)		400	405,200
Total Foreign Agency Obligations — 1.7%			3,306,243

Foreign Government Obligations
Indonesia — 0.4%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	422,244
5.13%, 1/15/45	USD	400	375,098

			797,342
Mongolia — 0.1%
Mongolian People’s Republic, 5.13%, 12/05/22		200	166,737
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	213,150
Sri Lanka — 0.1%
Republic of Sri Lanka, 5.88%, 7/25/22		200	192,500
Total Foreign Government Obligations — 0.7%			1,369,729

Investment Companies		Shares	Value
AllianceBernstein Global High Income Fund, Inc.		112,595	1,294,843
BlackRock Floating Rate Income Portfolio, Institutional Class (e)		5,130	51,762

6	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Investment Companies		Shares	Value
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.		42,620	$973,867
Eaton Vance Limited Duration Income Fund		115,077	1,533,976
Eaton Vance Senior Income Trust		144,029	871,375
First Trust High Income Long/Short Fund		95,230	1,424,641
Invesco Senior Income Trust		205,057	848,936
iShares iBoxx $ High Yield Corporate Bond ETF (e)		136,514	11,681,503
MFS Charter Income Trust		107,703	889,627
MFS Multimarket Income Trust		126,569	751,820
Nuveen Floating Rate Income Fund		100,710	1,017,171
Nuveen Floating Rate Income Opportunity Fund		91,512	917,865
Nuveen Mortgage Opportunity Term Fund		40,072	904,826
Nuveen Preferred Income Opportunities Fund		60,025	558,233
Nuveen Senior Income Fund		146,497	867,262
Voya Prime Rate Trust		157,734	798,134
Wells Fargo Advantage Income Opportunities Fund		135,920	1,071,050
Wells Fargo Advantage Multi-Sector Income Fund		71,089	854,490
Total Investment Companies — 14.0%			27,311,381

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.7%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)	USD	500	491,600
Alternative Loan Trust:
Series 2005-16, Class A1, 1.87%, 6/25/35 (a)		157	140,882
Series 2005-72, Class A3, 0.50%, 1/25/36 (a)		227	185,899
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (a)		217	180,979
Series 2006-OA8, Class 1A1, 0.39%, 7/25/46 (a)		488	401,279
Series 2006-OA14, Class 1A1, 1.95%, 11/25/46 (a)		199	167,196
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (a)		501	420,515
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.40%, 2/25/47 (a)		388	306,541
Series 2007-OA2, Class A1, 0.99%, 4/25/47 (a)		187	160,030
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.35%, 1/25/25 (a)		400	397,051
Series 2015-DNA1, Class M3, 3.50%, 10/25/27 (a)		550	520,690
Series 2015-DNA2, Class M3, 4.10%, 12/25/27 (a)		500	477,587
LSTAR Securities Investment Trust, Series 2014-2, Class A, 2.19%, 12/01/21 (a)(b)		437	432,352
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.53%, 6/25/35 (a)(b)		166	146,868
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.48%, 2/25/36 (a)		210	169,383
Series 2006-AR1, Class 2A1, 0.42%, 2/25/36 (a)		235	196,200
Series 2006-AR3, Class 11A1, 0.41%, 4/25/36 (a)		299	224,924

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR6, Class 1A3, 0.39%, 7/25/46 (a)	USD	231	$158,431
Series 2006-AR6, Class 2A1, 0.39%, 7/25/46 (a)		182	143,371

			5,321,778
Commercial Mortgage-Backed Securities — 7.4%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class AJ, 5.73%, 6/10/49 (a)		150	154,780
Series 2015-UBS7, Class D, 3.17%, 9/15/48		500	380,574
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.10%, 5/15/29 (a)(b)		500	470,000
Series 2015-JWRZ, Class GL3, 3.78%, 5/15/29 (a)(b)		500	467,370
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.45%, 11/15/19 (a)(b)		150	150,779
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.46%, 12/15/27 (a)(b)		150	148,489
Commercial Mortgage Trust:
Series 2014-CR21, Class D, 3.92%, 12/10/47 (a)(b)		500	408,047
Series 2014-FL5, Class D, 4.20%, 10/15/31 (a)(b)		150	137,883
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		500	448,661
Series 2015-CR23, Class D, 4.40%, 5/10/48 (a)		1,000	808,277
Series 2015-CR25, Class D, 3.80%, 8/10/48 (a)		500	385,501
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		500	382,296
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		150	136,361
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class F, 4.02%, 9/15/38 (a)(b)		120	117,899
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		500	414,646
Series 2015-C3, Class D, 3.51%, 8/15/48 (a)		500	383,295
FREMF Mortgage Trust, Series 2015-K49, Class C, 3.85%, 10/25/48 (b)		500	415,490
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a)(b)		500	462,405
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		150	137,175
Great Wolf Trust, Series 2015-WOLF, Class D, 3.70%, 5/15/34 (a)(b)		500	493,741
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		500	426,074
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	775,303
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		150	151,031
Impac CMB Trust, Series 2005-6, Class 1A1, 0.70%, 10/25/35 (a)		604	498,683
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		500	432,034

BLACKROCK FUNDS II	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)	USD	150	$149,964
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)		500	513,480
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		150	153,757
Series 2015-CSMO, Class E, 4.15%, 1/15/32 (a)(b)		650	638,716
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		500	471,700
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	146,708
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		500	352,282
Series 2015-C26, Class D, 3.06%, 11/15/48		500	362,029
Morgan Stanley Capital I Trust, Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		500	409,935
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (a)		500	512,192
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		500	396,626
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		500	415,991
Series 2015-C31, Class D, 3.85%, 11/15/48		500	374,999
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		500	364,653

			14,449,826
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.33%, 2/10/47 (a)		2,070	125,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 11/15/48 (a)		4,650	499,885

			624,997
Total Non-Agency Mortgage-Backed Securities — 10.4%			20,396,601

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 5.2%
Bank of America Corp.:
6.10% (a)(d)		1,755	1,774,744
6.25% (a)(d)		375	380,269
6.50% (a)(d)		230	240,352
BNP Paribas SA, 7.38% (a)(b)(d)		505	522,675
Chong Hing Bank Ltd., 6.50% (a)(d)		200	206,056
Citigroup, Inc.:
5.95% (a)(d)		900	868,500
6.30% (a)(d)		375	370,894
Citizens Financial Group, Inc., 5.50% (a)(b)(d)		75	73,688
Credit Agricole SA, 6.63% (a)(b)(d)		200	197,000
ICICI Bank Ltd., 7.25% (a)(d)		400	407,920

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Banks (continued)
JPMorgan Chase & Co.:
5.00% (a)(d)	USD	200	$197,200
5.30% (a)(d)		650	651,950
7.90% (a)(d)		525	545,475
JPMorgan Chase Capital XXI, 1.25%, 2/02/87 (a)		1,100	859,100
JPMorgan Chase Capital XXIII, 1.32%, 5/15/47 (a)		20	14,850
Lloyds Banking Group PLC, 7.50% (a)(d)		250	265,625
Royal Bank of Scotland Group PLC, 8.00% (a)(d)		400	418,000
Société Générale SA:
7.88% (a)(b)(d)		200	200,626
8.25% (a)(b)(d)		650	656,708
Wells Fargo & Co., 5.88% (a)(d)		995	1,052,411
Woori Bank, 5.00%, 6/10/45 (a)		200	199,547

			10,103,590
Capital Markets — 2.4%
Bank of New York Mellon Corp.:
4.50% (a)(d)		375	348,750
4.95% (a)(d)		900	900,000
Credit Suisse Group AG:
6.25% (a)(b)(d)		725	720,080
7.50% (a)(b)(d)		500	527,845
Goldman Sachs Group, Inc., 5.38% (a)(d)		1,365	1,351,350
Morgan Stanley:
5.45% (a)(d)		450	442,687
5.55% (a)(d)		90	89,888
State Street Capital Trust IV, 1.34%, 6/15/37 (a)		135	109,013
State Street Corp., 5.25% (a)(d)		280	281,008

			4,770,621
Consumer Finance — 0.8%
American Express Co., 5.20% (a)(d)		450	450,000
Capital One Financial Corp., 5.55% (a)(d)		1,050	1,051,969

			1,501,969
Diversified Financial Services — 0.2%
ING Groep NV, 6.50% (a)(d)		200	192,375
Voya Financial, Inc., 5.65%, 5/15/53 (a)		250	253,125

			445,500
Insurance — 3.3%
Allstate Corp.:
5.75%, 8/15/53 (a)		1,000	1,041,250
6.50%, 5/15/57 (a)		125	138,125
AXA SA, 6.38% (a)(b)(d)		150	161,063
Liberty Mutual Group, Inc.:
7.00%, 3/15/37 (a)(b)		125	119,844
7.80%, 3/07/87 (b)		1,005	1,178,363
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (a)(b)		1,200	1,240,733
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		275	341,000
MetLife, Inc., 5.25% (a)(d)		1,000	1,009,375
Nationwide Financial Services, Inc., 6.75%, 5/15/37		175	179,375
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		425	428,145
Prudential Financial, Inc., 5.63%, 6/15/43 (a)		375	392,438
XLIT Ltd., 6.50% (a)(d)		285	227,345

			6,457,056

8	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Oil, Gas & Consumable Fuels — 0.0%
Noble Group Ltd., 6.00% (d)	USD	200	$114,000
Real Estate Management & Development — 0.2%
Central Plaza Development Ltd., 7.13% (a)(d)		300	313,440
Total Capital Trusts — 12.1%			23,706,176

Preferred Stocks		Shares
Electric Utilities — 0.1%
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	136,292
SCE Trust III, 5.75% (d)		6,000	167,100

			303,392
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		6,000	154,380
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (d)		6,000	148,260
Total Preferred Stocks — 0.3%			606,032
Total Preferred Securities — 12.4%			24,312,208
Total Long-Term Investments (Cost — $143,358,158) — 70.5%			138,008,175

Short-Term Securities		Par (000)	Value
Equity-Linked Notes
Airlines — 0.4%
JP Morgan Structured Products BV (Southwest Airlines Co.), 10.95%, 12/17/15	USD	10	435,594
Merrill Lynch International & Co. (American Airlines Group, Inc.), 31.02%, 11/13/15		9	396,360

			831,954
Auto Components — 1.0%
BNP Paribas Arbitrage Issuance BV (Delphi Automotive PLC), 13.48%, 11/19/15		9	701,099
HSBC Bank PLC (Continental AG), 12.33%, 11/04/15		3	653,337
HSBC Bank PLC (Faurecia):
22.25%, 11/04/15		8	326,059
22.68%, 11/05/15		8	323,589

			2,004,084
Automobiles — 0.4%
HSBC Bank PLC (Peugeot SA), 19.91%, 11/30/15		13	223,587
Merrill Lynch International & Co. (General Motors Co.), 16.10%, 12/17/15		11	383,886
Nomura International Funding Pte. Ltd. (Honda Motor Co. Ltd.), 14.64%, 1/15/16 (b)		5	155,860

			763,333
Banks — 1.5%
BNP Paribas Arbitrage Issuance BV (Wells Fargo & Co.), 15.71%, 11/18/15		10	553,023
Deutsche Bank AG (Mitsubishi UFJ Financial Group, Inc.), 14.28%, 1/15/16		94	615,124
Merrill Lynch International & Co. (Nordea Bank AB), 12.45%, 11/18/15		31	355,690
Nomura International Funding Pte. Ltd. (KeyCorp), 11.12%, 1/08/16 (b)		60	751,549
Royal Bank of Canada (JPMorgan Chase & Co.), 9.08%, 1/12/16 (b)		9	597,022

			2,872,408

Short-Term Securities		Par (000)	Value
Beverages — 0.7%
Deutsche Bank AG (Heineken NV), 10.88%, 11/30/15	USD	6	$560,509
JP Morgan Structured Products BV (Constellation Brands, Inc.):
9.65%, 1/07/16		2	278,622
10.25%, 1/08/16		2	278,897
Merrill Lynch International & Co. (Molson Coors Brewing Co.), 18.55%, 11/02/15		3	262,506

			1,380,534
Biotechnology — 0.3%
Credit Suisse AG (Gilead Sciences, Inc.), 18.65%, 12/17/15		6	623,857
Building Products — 0.7%
Canadian Imperial Bank of Commerce (Owens Corning):
15.56%, 12/14/15		6	282,318
15.50%, 12/15/15		6	282,216
Deutsche Bank AG (Compagnie de Saint-Gobain SA), 17.12%, 11/06/15		13	561,604
Merrill Lynch International & Co. (Assa Abloy AB), 12.80%, 11/18/15		10	186,519

			1,312,657
Capital Markets — 1.3%
Canadian Imperial Bank of Commerce (Goldman Sachs Group, Inc.), 8.32%, 12/09/15		4	810,886
JP Morgan Structured Products BV (Bank of New York Mellon Corp.):
9.65%, 12/11/15		7	275,235
9.25%, 12/14/15		7	275,219
JP Morgan Structured Products BV (Morgan Stanley), 9.10%, 12/07/15		12	410,743
Nomura International Funding Pte. Ltd. (Charles Schwab Corp.), 11.14%, 12/09/15 (b)		28	827,564

			2,599,647
Chemicals — 2.6%
BNP Paribas Arbitrage Issuance BV (Air Products & Chemicals, Inc.), 18.17%, 11/19/15		4	607,326
BNP Paribas Arbitrage Issuance BV (Dow Chemical Co.), 20.19%, 11/19/15		15	733,006
BNP Paribas Arbitrage Issuance BV (Huntsman Corp.), 11.68%, 11/19/15		39	501,640
Canadian Imperial Bank of Commerce (PPG Industries, Inc.), 7.21%, 1/08/16		8	816,483
Credit Suisse AG (Akzo Nobel NV), 12.91%, 12/18/15		11	811,406
JP Morgan Structured Products BV (Celanese Corp., Series A), 17.35%, 12/09/15		6	411,994
Merrill Lynch International & Co. (Akzo Nobel NV), 17.10%, 11/18/15		5	300,648
Merrill Lynch International & Co. (Mosaic Co.), 18.21%, 12/09/15		23	788,220

			4,970,723
Communications Equipment — 0.3%
BNP Paribas Arbitrage Issuance BV (Cisco Systems, Inc.), 13.57%, 11/19/15		22	633,926
Construction & Engineering — 0.3%
JP Morgan Structured Products BV (Vinci SA), 14.45%, 11/16/15		9	623,555

BLACKROCK FUNDS II	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Short-Term Securities		Par (000)	Value
Construction Materials — 0.3%
Société Générale SA (Vulcan Materials Co.):
12.05%, 11/02/15 (b)	USD	3	$315,266
11.91%, 11/03/15 (b)		3	321,136

			636,402
Consumer Finance — 0.3%
Nomura International Funding Pte. Ltd. (Discover Financial Services), 10.94%, 12/14/15-12/15/15 (b)		10	563,357
Diversified Telecommunication Services — 0.7%
Deutsche Bank AG (Koninklijke KPN NV):
30.05%, 11/13/15		83	307,693
27.05%, 11/16/15		83	310,577
HSBC Bank PLC (Orange SA), 11.86%, 11/04/15		39	681,633

			1,299,903
Electric Utilities — 0.8%
Merrill Lynch International & Co. (FirstEnergy Corp.):
12.14%, 1/08/16		12	386,913
11.79%, 1/11/16		12	386,595
Merrill Lynch International & Co. (Iberdrola SA), 9.10%, 1/21/16		111	788,428

			1,561,936
Electrical Equipment — 0.7%
Credit Suisse AG (ABB Ltd.), 8.77%, 12/18/15		42	795,847
Credit Suisse AG (Gamesa Corp. Tecnologica SA), 14.81%, 11/04/15		39	618,224

			1,414,071
Electronic Equipment, Instruments & Components — 0.3%
Nomura International Funding Pte. Ltd. (Murata Manufactuing Co. Ltd.), 18.24%, 1/15/16 (b)		5	622,216
Health Care Providers & Services — 0.1%
Deutsche Bank AG (Fresenius SE & Co. KGaA), 9.47%, 1/21/16		4	252,755
Hotels, Restaurants & Leisure — 1.4%
BNP Paribas Arbitrage Issuance BV (Domino’s Pizza, Inc.), 26.76%, 11/19/15		4	386,816
Canadian Imperial Bank of Commerce (Carnival Corp.), 13.16%, 1/14/16		15	801,399
Canadian Imperial Bank of Commerce (Darden Restaurants, Inc.):
14.04%, 1/13/16		6	401,296
13.97%, 1/14/16		6	401,296
JP Morgan Structured Products BV (Yum! Brands, Inc.), 18.45%, 1/20/16		11	776,915

			2,767,722
Household Durables — 1.0%
Deutsche Bank AG (Electrolux AB), 25.01%, 12/18/15		27	808,095
HSBC Bank PLC (Electrolux AB), 29.27%, 11/18/15		14	395,893
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 15.63%, 12/02/15		1	197,873
Merrill Lynch International & Co. (Persimmon PLC), 14.00%, 11/06/15		19	571,820

			1,973,681
Household Products — 0.6%
Canadian Imperial Bank of Commerce (Energizer Holdings, Inc.):
12.58%, 11/05/15		7	294,320

Short-Term Securities		Par (000)	Value
Household Products (continued)
12.52%, 11/06/15	USD	7	$291,887
JP Morgan Structured Products BV (Henkel AG & Co. KGaA), 11.25%, 11/05/15 (b)		6	625,394

			1,211,601
Independent Power and Renewable Electricity Producers — 0.3%
JP Morgan Structured Products BV (Calpine Corp.), 17.35%, 11/03/15		41	632,582
Industrial Conglomerates — 0.3%
Canadian Imperial Bank of Commerce (Danaher Corp.), 8.25%, 1/07/16		4	318,824
JP Morgan Structured Products BV (Danaher Corp.), 8.30%, 1/06/16		4	320,774

			639,598
Insurance — 0.4%
JP Morgan Structured Products BV (Aegon NV), 16.85%, 11/10/15 (b)		98	614,420
Merrill Lynch International & Co. (Prudential Financial, Inc.), 15.16%, 12/02/15		2	122,496

			736,916
Internet & Catalog Retail — 0.3%
Credit Suisse AG (Amazon.com, Inc.), 39.15%, 11/18/15		1	640,869
Internet Software & Services — 0.4%
BNP Paribas Arbitrage Issuance BV (Alphabet, Inc.), 13.70%, 12/04/15		1	731,250
IT Services — 1.0%
Credit Suisse AG (Cap Gemini SA), 19.50%, 12/11/15		7	560,566
Merrill Lynch International & Co. (Cap Gemini SA), 15.40%, 12/23/15		9	791,828
Royal Bank of Canada (Global Payments, Inc.):
10.31%, 1/07/16 (b)		2	288,630
10.28%, 1/08/16 (b)		2	288,659

			1,929,683
Life Sciences Tools & Services — 0.7%
Credit Suisse AG (Illumina, Inc.), 19.40%, 11/13/15		4	573,722
JP Morgan Structured Products BV (Thermo Fisher Scientific, Inc.), 6.95%, 1/22/16		6	816,766

			1,390,488
Machinery — 0.6%
Credit Suisse AG (Kone Oyj), 11.79%, 1/21/16		19	804,947
HSBC Bank PLC (Volvo AB), 30.31%, 11/18/15		33	327,430

			1,132,377
Media — 0.9%
Credit Suisse AG (ProSiebenSat.1 Media SE):
22.19%, 11/06/15		6	312,298
20.09%, 11/09/15		6	311,748
Deutsche Bank AG (ITV PLC), 17.78%, 1/21/16		57	221,920
JP Morgan Structured Products BV (Interpublic Group of Cos., Inc.), 10.00%, 1/14/16		35	809,071

			1,655,037
Metals & Mining — 1.0%
BNP Paribas Arbitrage Issuance BV (Nucor Corp.):
13.27%, 11/19/15		14	588,404
10.27%, 12/04/15		15	640,840

10	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Short-Term Securities		Par (000)	Value
Metals & Mining (continued)
Deutsche Bank AG (ThyssenKrupp AG), 17.30%, 11/13/15	USD	15	$306,060
HSBC Bank PLC (ThyssenKrupp AG), 16.30%, 11/16/15		15	311,429

			1,846,733
Multiline Retail — 0.6%
Canadian Imperial Bank of Commerce (Dollar General Corp.), 10.53%, 12/03/15		9	598,642
Canadian Imperial Bank of Commerce (Nordstrom, Inc.), 10.01%, 11/10/15		9	574,226

			1,172,868
Oil, Gas & Consumable Fuels — 1.6%
Deutsche Bank AG (Eni SpA), 7.90%, 12/23/15		49	801,917
Deutsche Bank AG (Royal Dutch Shell PLC, A Shares), 17.33%, 11/19/15		24	622,848
HSBC Bank PLC (BP PLC), 16.34%, 12/23/15		134	802,487
Merrill Lynch International & Co. (Chevron Corp.), 13.95%, 12/09/15		9	805,427

			3,032,679
Paper & Forest Products — 0.3%
HSBC Bank PLC (Stora Enso Oyj):
10.60%, 12/11/15		32	307,953
9.52%, 12/14/15		32	304,553

			612,506
Pharmaceuticals — 0.8%
Deutsche Bank AG (Sanofi), 11.00%, 12/23/15		8	812,071
Merrill Lynch International & Co. (Bayer AG), 10.50%, 12/23/15		6	799,617

			1,611,688
Professional Services — 0.4%
Canadian Imperial Bank of Commerce (Equifax, Inc.), 6.25%, 1/14/16		8	800,534
Semiconductors & Semiconductor Equipment — 0.5%
Nomura International Funding Pte. Ltd. (Rohm Co. Ltd.), 16.02%, 1/15/16 (b)		6	310,505

Short-Term Securities		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Analog Devices, Inc.):
14.37%, 11/23/15 (b)	USD	5	$312,833
14.33%, 11/24/15 (b)		5	312,823

			936,161
Specialty Retail — 1.1%
Canadian Imperial Bank of Commerce (Home Depot, Inc.), 13.18%, 11/13/15		5	635,741
Canadian Imperial Bank of Commerce (Lowe’s Cos., Inc.), 8.92%, 11/04/15		9	706,722
JP Morgan Structured Products BV (Advance Auto Parts, Inc.), 16.75%, 11/13/15		4	734,618

			2,077,081
Textiles, Apparel & Luxury Goods — 0.3%
Société Générale SA (NIKE, Inc.), 9.56%, 11/23/15 (b)		5	637,883
Wireless Telecommunication Services — 0.6%
Deutsche Bank AG (KDDI Corp.), 16.93%, 1/15/16		26	620,017
Nomura International Funding Pte. Ltd. (SoftBank Group Corp.), 14.07%, 1/15/16 (b)		11	612,951

			1,232,968
Total Equity-Linked Notes — 27.8%			54,370,223

Money Market Funds		Shares
Money Market Funds — 11.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)		23,415,703	23,415,703
Total Short-Term Securities (Cost — $77,134,041) — 39.7%			77,785,926

Options Purchased
(Cost — $279,583) — 0.0%			40,070
Total Investments (Cost — $220,771,782*) — 110.2%			215,834,171
Liabilities in Excess of Other Assets — (10.2)%			(20,026,154)

Net Assets — 100.0%			$195,808,017

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$220,845,259

Gross unrealized appreciation	$1,706,826
Gross unrealized depreciation	(6,717,914)

Net unrealized depreciation	$(5,011,088)

(a)	Variable rate security. Rate shown is as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK FUNDS II	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(e)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	10,065,056	13,350,647	[1]	—		23,415,703	$23,415,703	$14,883		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,456,614	—		$1,456,614	[2]	—	—	$14,539	[3]	—
BlackRock Floating Rate Income Portfolio, Institutional Class	412,515	1,179		408,564		5,130	$51,762	—		$(73,130)
iShares 10+ Year Credit Bond ETF	38,600	—		38,600		—	—	$16,412		$(28,110)
iShares iBoxx $ High Yield Corporate Bond ETF	68,020	91,186		22,692		136,514	$11,681,503	$71,074		$(79,908)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
18	Australian Government Bonds (10 Year)	December 2015	USD	1,660,458	$10,711
20	E-Mini MSCI Emerging Markets Index Futures	December 2015	USD	843,700	41,334
169	E-Mini S&P 500 Futures	December 2015	USD	17,522,765	413,348
(49)	Euro Currency Futures	December 2015	USD	6,743,013	96,774
461	Euro STOXX 50 Index	December 2015	USD	17,251,127	825,714
11	U.S. Treasury Bonds (30 Year)	December 2015	USD	1,720,813	11,660
38	U.S. Treasury Notes (10 Year)	December 2015	USD	4,852,125	(44,353)
5	U.S. Ultra Treasury Bonds	December 2015	USD	798,750	1,453
Total					$1,356,641

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	427,706	EUR	389,504	JPMorgan Chase Bank N.A.	12/10/15	$(892)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	12/19/15	USD	2,175.00	90	$35,100
S&P 500 Index	Call	12/19/15	USD	2,200.00	28	4,970
Total						$40,070

12	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	6,265	$191,818

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$80	$1,053	$(973)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	40	549	(509)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	20	280	(260)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(1,164)	(577)	(587)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(769)	(420)	(349)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	69	(2,058)	(1,823)	(235)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	69	(2,058)	(1,771)	(287)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	62	(1,835)	(1,577)	(258)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	53	(1,163)	(663)	(500)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	50	(975)	(579)	(396)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	50	(975)	(579)	(396)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	48	(1,057)	(602)	(455)
Total						$(11,914)	$(6,709)	$(5,205)

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	500	$(17,256)	$(26,201)	$8,945

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

BLACKROCK FUNDS II	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$16,205,376	$5,226,000	$21,431,376
Common Stocks[1]	$15,532,473	6,817,075	—	22,349,548
Corporate Bonds[1]	—	17,033,589	—	17,033,589
Floating Rate Loan Interests[1]	—	—	497,500	497,500
Foreign Agency Obligations	—	3,306,243	—	3,306,243
Foreign Government Obligations	—	1,369,729	—	1,369,729
Investment Companies	27,311,381	—	—	27,311,381
Non-Agency Mortgage-Backed Securities	—	17,648,089	2,748,512	20,396,601
Preferred Securities[1]	606,032	23,706,176	—	24,312,208
Options Purchased:
Equity Contracts	40,070	—	—	40,070
Short-Term Securities:
Equity-Linked Notes[1]	—	53,553,457	816,766	54,370,223
Money Market Funds	23,415,703	—	—	23,415,703

Total	$66,905,659	$139,639,734	$9,288,778	$215,834,171

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$200,763	—	$200,763
Equity contracts	$1,280,396	—	—	1,280,396
Foreign currency exchange contracts	96,774	—	—	96,774
Interest rate contracts	23,824	—	—	23,824
Liabilities:
Credit contracts	—	(5,205)	—	(5,205)
Foreign currency exchange contracts	—	(892)	—	(892)
Interest rate contracts	(44,353)	—	—	(44,353)

Total	$1,356,641	$194,666	—	$1,551,307

[2] Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,525,015	—	—	$1,525,015
Cash pledged for centrally cleared swaps	372,670	—	—	372,670
Cash pledged for financial futures contracts	3,211,740	—	—	3,211,740
Foreign currency at value	3,882	—	—	3,882

Total	$5,113,307	—	—	$5,113,307

During the period ended October 31, 2015, there were no transfers between Level 1 and Level 2.

14	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Short- Term Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$5,374,987	$500,000	—	$1,970,137	—	$7,845,124
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(559,295)	—	(559,295)
Other[1]	—	(500,000)	$500,000	—	—	—
Accrued discounts/premiums	2,462	—	—	1,354	—	3,816
Net realized gain (loss)	—	—	—	177	—	177
Net change in unrealized appreciation (depreciation)	(151,449)	—	(2,500)	(25,626)	$14,976	(164,599)
Purchases	—	—	—	1,379,762	801,790	2,181,552
Sales	—	—	—	(17,997)	—	(17,997)
Closing Balance, as of October 31, 2015	$5,226,000	—	$497,500	$2,748,512	$816,766	$9,288,778

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015	$(151,449)	—	$(2,500)	$(25,626)	$14,976	$(164,599)

[1]	Certain Level 3 investments were re-classified between Corporate Bonds and Floating Rate Loan Interests.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	OCTOBER 31, 2015	15

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class A1, 1.81%, 4/18/27 (a)(b)	USD	2,400	$2,370,909
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (b)		4,000	2,212,385
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.94%, 4/15/24 (a)(b)		2,500	2,366,944
ALM II Ltd., Series 2015-12A, Class B, 3.57%, 4/16/27 (a)(b)		1,000	995,000
ALM V Ltd.:
Series 2012-5A, Class A2R, 2.46%, 10/18/27 (a)(b)		7,000	6,936,300
Series 2012-5A, Class BR, 3.26%, 10/18/27 (a)(b)		2,000	1,962,600
Series 2012-5A, Class CR, 4.16%, 10/18/27 (a)(b)		3,000	2,914,200
Series 2012-5A, Class DR, 6.31%, 10/18/27 (a)(b)		5,000	4,626,500
ALM VI Ltd., Series 2012-6A, Class B2R, 3.09%, 7/15/26 (a)(b)		1,950	1,911,195
ALM VII Ltd., Series 2012-7A, Class C, 4.82%, 10/19/24 (a)(b)		1,000	991,437
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.74%, 4/24/24 (a)(b)		2,500	2,440,062
Series 2013-7RA, Class D, 5.29%, 4/24/24 (a)(b)		2,000	1,935,910
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.14%, 4/24/24 (a)(b)		4,250	4,212,535
Series 2013-7R2A, Class B, 2.89%, 4/24/24 (a)(b)		2,000	1,979,177
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.52%, 1/20/26 (a)(b)		3,200	2,940,112
Series 2013-8A, Class D, 4.79%, 1/20/26 (a)(b)		2,000	1,684,289
ALM X Ltd., Series 2013-10A, Class A2, 2.32%, 1/15/25 (a)(b)		1,500	1,477,574
ALM XI Ltd., Series 2014-11A, Class C, 3.82%, 10/17/26 (a)(b)		1,000	923,045
ALM XIV Ltd.:
Series 2014-14A, Class A1, 1.72%, 7/28/26 (a)(b)		4,500	4,451,172
Series 2014-14A, Class D, 5.14%, 7/28/26 (a)(b)		2,000	1,631,669
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class B, 3.16%, 7/15/27 (a)(b)		6,000	5,919,000
Series 2015-16A, Class C1, 3.76%, 7/15/27 (a)(b)		3,000	2,850,000
Series 2015-16A, Class D, 5.61%, 7/15/27 (a)(b)		1,750	1,544,375
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		1,103	1,079,076
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,756,369
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,203,665
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,001,527
Series 2013-4, Class C, 2.72%, 9/09/19		900	909,867
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	1,972,622
AMMC CLO Ltd.:
Series 2014-15A, Class C1, 3.74%, 12/09/26 (a)(b)		1,000	1,002,500
Series 2014-15A, Class D, 4.48%, 12/09/26 (a)(b)		2,350	2,320,625
Anchorage Capital CLO Ltd.:

Asset-Backed Securities		Par (000)	Value
Series 2015-6A, Class A1, 1.86%, 4/15/27 (a)(b)	USD	14,500	$14,384,000
Series 2015-6A, Class B, 2.37%, 4/15/27 (a)(b)		3,750	3,637,875
Series 2015-6A, Class C, 3.17%, 4/15/27 (a)(b)		1,000	956,400
Series 2015-7A, Class D, 4.05%, 10/15/27 (a)		1,500	1,413,750
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.17%, 7/15/23 (a)(b)		1,500	1,493,400
Series 2012-9AR, Class CR, 3.22%, 7/15/23 (a)(b)		2,250	2,228,850
Apidos CLO XI, Series 2012-11A, Class D, 4.57%, 1/17/23 (a)(b)		1,600	1,565,858
Apidos CLO XII, Series 2013-12A, Class D, 3.34%, 4/15/25 (a)(b)		1,500	1,369,715
Apidos CLO XXI, Series 2015-21A, Class A1, 1.71%, 7/18/27 (a)(b)		4,375	4,340,437
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.82%, 10/17/24 (a)(b)		3,500	3,185,393
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.57%, 11/15/25 (a)(b)		2,500	2,498,695
Series 2014-32A, Class B, 3.52%, 11/15/25 (a)(b)		1,500	1,473,242
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.35%, 10/15/26 (a)(b)		2,000	1,900,000
Atrium IX, Series -9A, Class C, 3.58%, 2/28/24 (a)(b)		5,000	4,961,904
Atrium X, Series -10A, Class D, 3.82%, 7/16/25 (a)(b)		1,000	925,355
Atrium XII, Series -12A, Class B, 2.25%, 10/22/26 (a)(b)		5,000	4,983,500
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		1,000	1,001,717
Babson CLO Ltd., Series 2015-2A, Class E, 5.84%, 7/20/27 (a)(b)		750	673,875
Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.22%, 7/15/28 (a)(b)		2,000	1,879,200
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 2.87%, 10/17/26 (a)(b)		3,000	3,001,315
Bear Stearns Asset Backed Securities I Trust:
Series 2006-EC2, Class M2, 0.62%, 2/25/36 (b)		5,801	4,994,712
Series 2006-HE7, Class 1A2, 0.37%, 9/25/36 (b)		2,523	2,042,461
Series 2006-HE9, Class 3A, 0.34%, 11/25/36 (b)		26,664	22,706,473
Series 2007-HE1, Class 21A2, 0.36%, 1/25/37 (b)		2,769	2,495,682
Series 2007-HE2, Class 22A, 0.34%, 3/25/37 (b)		6,981	5,558,132
Series 2007-HE2, Class 23A, 0.34%, 3/25/37 (b)		9,718	7,458,923
Series 2007-HE3, Class 2A, 0.34%, 4/25/37 (b)		11,595	9,091,538
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 1.92%, 4/25/34 (b)		5,709	5,220,405
Series 2006-1, Class M1, 0.70%, 2/25/36 (b)		3,300	3,135,276
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (a)(b)		1,000	913,841

16	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.12%, 7/20/26 (a)(b)	USD	2,000	$1,955,000
Series 2014-IVA, Class C, 3.79%, 7/20/26 (a)(b)		500	457,863
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.44%, 10/20/26 (a)(b)		2,000	1,693,614
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.57%, 4/18/27 (a)(b)		4,500	4,488,750
Series 2015-VIA, Class B, 3.37%, 4/18/27 (a)(b)		1,500	1,477,500
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.24%, 7/18/27 (a)(b)		4,250	4,141,625
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 2.57%, 1/20/28 (a)(b)		1,000	990,670
Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)		1,000	927,620
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 3.77%, 7/15/26 (a)(b)		1,500	1,399,318
BlueMountain CLO Ltd.:
Series 2014-1A, Class C, 3.05%, 4/30/26 (a)(b)		1,500	1,449,729
Series 2015-1A, Class B, 3.47%, 4/13/27 (a)(b)		1,000	993,680
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,770	1,765,005
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.42%, 4/15/27 (a)(b)		3,500	3,435,957
Series 2015-1A, Class C, 3.47%, 4/15/27 (a)(b)		1,250	1,227,127
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20		4,105	4,121,635
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.79%, 1/20/25 (a)(b)		600	599,973
Series 2013-1A, Class C, 4.31%, 2/14/25 (a)(b)		2,000	1,933,861
Series 2013-2A, Class D, 4.07%, 4/18/25 (a)(b)		2,250	2,142,808
Series 2015-1A, Class C, 3.44%, 4/20/27 (a)(b)		1,000	993,727
Series 2015-2A, Class A1, 1.79%, 4/27/27 (a)(b)		6,000	5,976,000
CarMax Auto Owner Trust:
Series 2014-3, Class A3, 1.16%, 6/17/19		5,000	4,990,632
Series 2015-1, Class A3, 1.38%, 11/15/19		3,540	3,540,628
Series 2015-2, Class A4, 1.80%, 3/15/21		3,800	3,791,146
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,003,523
Series 2015-4, Class A3, 1.56%, 11/16/20		5,000	5,000,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.31%, 7/25/36 (b)		4,377	4,312,164
Series 2006-NC2, Class A3, 0.35%, 6/25/36 (b)		8,001	6,688,967
Series 2006-NC4, Class A4, 0.44%, 10/25/36 (b)		36,000	22,369,824
Series 2006-NC5, Class A3, 0.35%, 1/25/37 (b)		4,000	2,370,536
Series 2007-FRE1, Class A2, 0.40%, 2/25/37 (b)		10,496	9,821,800

Asset-Backed Securities		Par (000)	Value
Series 2007-HE1, Class A2, 0.35%, 6/25/37 (b)	USD	10,000	$9,080,897
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.99%, 3/25/37 (b)(c)		8,664	5,216,370
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.62%, 10/29/25 (a)(b)		2,250	2,214,317
CFIP CLO Ltd., Series 2013-1A, Class D, 4.07%, 4/20/24 (a)(b)		1,500	1,426,125
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,793,467
Series 2015-A2, Class A2, 1.59%, 2/18/20		5,085	5,103,042
Series 2015-A5, Class A5, 1.36%, 4/15/20		7,000	6,997,458
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (a)		1,990	1,996,917
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.43%, 8/14/24 (a)(b)		1,750	1,717,275
Series 2014-1A, Class C, 3.12%, 4/18/25 (a)(b)		1,500	1,459,408
Series 2014-5A, Class A1, 1.90%, 1/17/27 (a)(b)		4,500	4,465,535
Series 2014-5A, Class C, 3.67%, 1/17/27 (a)(b)		2,000	1,975,954
Series 2015-1A, Class A1, 1.84%, 1/22/27 (a)(b)		5,000	4,957,555
Series 2015-1A, Class B, 2.52%, 1/22/27 (a)(b)		1,250	1,238,588
Series 2015-1A, Class C, 3.32%, 1/22/27 (a)(b)		1,500	1,471,550
Series 2015-2A, Class A, 1.77%, 4/15/27 (a)(b)		2,750	2,704,779
Series 2015-4A, Class C1, 4.11%, 10/20/27 (a)(b)		1,100	1,035,837
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,043,871
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M2, 0.50%, 10/25/36 (b)		2,500	1,965,169
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 1.94%, 9/01/33 (b)		3,000	2,717,955
Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 7/15/28		5,826	5,592,374
Countrywide Asset-Backed Certificates:
Series 2006-9, Class 2AV, 0.33%, 10/25/46 (b)		12,851	11,013,642
Series 2006-12, Class 2A2, 0.35%, 12/25/36 (b)		1,062	1,004,935
Series 2006-19, Class 2A2, 0.36%, 3/25/37 (b)		5,039	4,668,343
Series 2006-BC4, Class 2A3, 0.44%, 11/25/36 (b)		6,924	5,485,333
Series 2006-BC5, Class 2A3, 0.37%, 3/25/37		5,442	5,540,862
Series 2007-13, Class 1A, 1.04%, 10/25/47 (b)		14,465	12,150,170
Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1, Class A, 0.51%, 5/25/46 (a)(b)		2,456	2,073,013
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.35%, 10/15/36 (b)		3,042	2,573,478
Discover Card Execution Note Trust:
Series 2007-A1, Class A1, 5.65%, 3/16/20		1,480	1,598,053

BLACKROCK FUNDS II	OCTOBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-A6, Class A6, 1.67%, 1/18/22	USD	4,000	$3,988,267
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,055,511
Series 2015-A2, Class A, 1.90%, 10/17/22		3,240	3,236,980
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.66%, 11/09/25 (a)(b)		2,000	1,995,000
Series 2014-36A, Class C, 3.36%, 11/09/25 (a)(b)		2,750	2,692,344
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.11%, 11/13/24 (a)(b)		3,500	3,404,240
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.98%, 3/21/24 (a)(b)		5,900	5,674,030
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 0.57%, 1/25/36 (b)		10,000	7,949,811
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.80%, 10/25/24 (a)(b)		725	723,144
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class A, 1.92%, 1/15/19		2,460	2,479,493
Series 2015-1, Class A1, 1.42%, 1/15/20		3,765	3,780,857
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		1,900	1,861,810
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.72%, 11/15/24 (a)(b)		4,365	4,289,190
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		6,806	6,791,117
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.37%, 12/25/36 (b)		19,828	17,309,567
Series 2006-HE4, Class A2, 0.37%, 12/25/36 (b)		3,840	3,352,015
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class B, 2.67%, 4/17/22 (a)(b)		2,000	1,999,929
Series 2012-6A, Class E, 5.82%, 4/17/22 (a)(b)		600	570,314
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.62%, 4/25/25 (a)(b)		1,500	1,402,165
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		1,000	982,933
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		10,281	10,021,891
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		10,778	11,333,112
GSAA Home Equity Trust:
Series 2005-10, Class M4, 0.85%, 6/25/35 (b)		3,250	2,967,224
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,125	2,775,900
GSAMP Trust:
Series 2006-HE6, Class A4, 0.44%, 8/25/36 (b)		3,109	2,378,911
Series 2006-NC1, Class A3, 0.49%, 2/25/36 (b)		8,500	7,417,091
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, 3.29%, 7/28/25 (a)(b)		1,750	1,684,772
Series 5A-2015, Class B1, 2.64%, 1/29/26 (a)(b)		7,000	6,942,250
Series 5A-2015, Class C1, 3.49%, 1/29/26 (a)(b)		6,000	5,880,000
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2005-C, Class M1, 0.68%, 10/25/35 (b)		8,000	7,151,274

Asset-Backed Securities		Par (000)	Value
Series 2006-A, Class A4, 0.50%, 3/25/36 (b)	USD	3,263	$2,211,696
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		1,956	1,926,108
Series 2014-SFR2, Class E, 3.61%, 9/17/31 (a)(b)		1,500	1,455,092
Series 2015-SFR3, Class D, 2.95%, 8/17/32 (a)(b)		10,000	9,845,526
Series 2015-SFR3, Class E, 3.95%, 8/17/32 (a)(b)		7,500	7,326,214
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.30%, 11/05/24 (a)(b)		2,300	2,208,439
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.47%, 4/25/36 (b)		8,000	6,931,489
Series 2006-WF1, Class A3A, 5.83%, 7/25/36		4,616	2,750,992
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,795	3,451,155
LCM XVIII LP, Series -18A, Class C1, 3.47%, 4/20/27 (a)(b)		1,500	1,474,013
Lehman XS Trust, Series 2007-1, Class 2A1, 5.45%, 2/25/37 (b)		3,428	3,188,836
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.42%, 2/25/36 (b)		21,407	17,341,668
Series 2006-4, Class 1A, 0.35%, 5/25/36 (b)		42,421	23,435,556
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(b)		3,750	3,739,477
Series 2012-9AR, Class B2R, 2.31%, 8/15/22 (a)		2,500	2,532,702
Madison Park Funding Ltd., Series 2012-9A, Class E, 5.57%, 8/15/22 (a)(b)		2,750	2,540,012
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.82%, 10/23/25 (a)(b)		5,000	4,710,628
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.07%, 1/19/25 (a)(b)		1,000	972,234
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.55%, 1/27/26 (a)(b)		1,450	1,449,970
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.50%, 4/20/26 (a)(b)		4,750	4,750,000
Series 2015-16A, Class B, 3.30%, 4/20/26 (a)(b)		1,000	987,800
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.59%, 12/25/36 (b)		1,500	1,243,932
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.27%, 11/25/36 (b)		10,348	4,840,864
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (b)(c)		910	520,737
Muir Woods CLO Ltd., Series 2012-1A, Class B, 2.94%, 9/14/23 (a)(b)		2,000	2,000,100
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.57%, 10/15/25 (a)(b)		2,500	2,272,161
Neuberger Berman CLO XVII Ltd., Series 2014-18A, Class B, 3.43%, 11/14/25 (a)(b)		3,000	2,954,640
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19		2,430	2,428,837
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,763,916

18	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.32%, 4/16/21 (a)(b)	USD	4,000	$4,011,731
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.57%, 11/15/25 (a)(b)		6,000	5,951,578
Series 2014-A2, Class C, 3.47%, 11/15/25 (a)(b)		4,000	3,899,330
Series 2015-B1A, Class A, 1.87%, 2/15/26 (a)(b)		14,625	14,502,454
Series 2015-B1A, Class B, 2.62%, 2/15/26 (a)(b)		4,900	4,825,145
Series 2015-B1A, Class C, 3.42%, 2/15/26 (a)(b)		1,500	1,464,475
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,290	1,288,394
Series 1999-C, Class A2, 7.48%, 8/15/27		8,292	8,303,709
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		679	540,859
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		155	165,502
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.85%, 4/17/27 (a)(b)		4,750	4,702,120
Series 2015-8A, Class A2A, 2.39%, 4/17/27 (a)(b)		5,250	5,155,085
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.32%, 1/15/24 (a)(b)		2,000	1,941,499
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.87%, 1/19/25 (a)(b)		4,000	3,677,138
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.67%, 7/17/25 (a)(b)		500	451,425
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.50%, 10/25/25 (a)(b)		1,000	892,629
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 1.75%, 8/12/26 (a)(b)		5,500	5,429,602
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.62%, 11/22/25 (a)(b)		5,500	5,484,375
Series 2014-1A, Class C1, 3.57%, 11/22/25 (a)(b)		2,000	1,963,814
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.75%, 11/20/23 (a)(b)		8,000	7,970,880
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	3,993,743
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		3,990	3,986,808
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		7,225	7,295,299
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		1,000	997,400
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.22%, 1/22/25 (a)(b)		3,500	3,342,319
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.52%, 7/22/25 (a)(b)		1,250	1,144,490
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 6.99%, 7/22/27 (a)(b)		1,500	1,471,806
Series 2012-2A, Class B, 3.55%, 10/30/23 (a)(b)		1,000	999,856
OZLM IX Ltd., Series 2014-9A, Class B, 3.59%, 1/20/27 (a)(b)		1,000	993,913
OZLM VII Ltd., Series 2014-7A, Class A2A, 2.37%, 7/17/26 (a)(b)		1,600	1,571,618

Asset-Backed Securities		Par (000)	Value
OZLM VIII Ltd., Series 2014-8A, Class B, 3.29%, 10/17/26 (a)(b)	USD	2,500	$2,420,713
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 1.85%, 1/30/27 (a)(b)		8,750	8,687,740
Series 2015-11A, Class B, 3.30%, 1/30/27 (a)(b)		3,750	3,688,441
OZLM XII Ltd.:
Series 2015-12A, Class A1, 1.74%, 4/30/27 (a)(b)		2,750	2,697,841
Series 2015-12A, Class A2, 2.29%, 4/30/27 (a)(b)		3,750	3,661,424
OZLM XIII Ltd.:
Series 2015-13A, Class B, 2.98%, 7/30/27 (a)(b)		4,600	4,399,670
Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,000	989,050
Series 2015-13A, Class D, 5.73%, 7/30/27 (a)(b)		1,000	854,890
OZML Funding Ltd., Series 2012-1A, Class BR, 6.99%, 7/22/27 (a)(b)		2,000	1,993,400
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.14%, 10/17/22 (a)(b)		1,250	1,203,239
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.42%, 4/15/26 (a)(b)		1,500	1,487,310
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,510,746
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.35%, 10/17/31 (a)(b)		4,000	3,981,179
Series 2015-SFR1, Class E, 4.20%, 2/17/32 (a)(b)		500	494,536
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,624,980
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (a)(b)		1,500	1,513,020
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.58%, 2/20/25 (a)(b)		3,500	3,465,000
Regatta Funding LP, Series 2013-2A, Class C, 4.32%, 1/15/25 (a)(b)		1,750	1,712,735
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,543,483
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	4,991,623
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,002,381
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,182,676
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	1,990,936
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		851	852,304
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.79%, 7/17/26 (a)(b)		4,000	3,705,714
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.37%, 4/15/25 (a)(b)		6,700	6,547,823
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.77%, 5/15/26 (a)(b)		2,000	1,975,960
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.52%, 3/15/23 (b)		825	816,494
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,400,870
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,873,723
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,083,514
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	516,537

BLACKROCK FUNDS II	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)	USD	815	$810,564
Series 2013-B, Class A2B, 1.30%, 6/17/30 (a)(b)		1,455	1,445,539
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		1,093	1,108,136
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.62%, 10/20/23 (a)(b)		1,000	1,003,701
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.02%, 7/20/27 (a)(b)		1,000	925,400
Series 2015-2A, Class E, 5.97%, 7/20/27 (a)(b)		1,000	868,600
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 1.82%, 1/23/27 (a)(b)		4,250	4,221,100
Sound Point CLO VIII Ltd., Series 2015-1A, Class C, 3.32%, 4/16/27 (a)(b)		1,000	978,009
Soundview Home Loan Trust:
Series 2006-EQ1, Class A3, 0.36%, 10/25/36 (b)		18,180	16,173,855
Series 2007-NS1, Class A4, 0.50%, 1/25/37 (b)		35,445	24,071,451
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.59%, 7/23/23 (a)(b)		1,000	995,694
Series 2012-10AR, Class CR, 3.17%, 7/23/23 (a)(b)		2,500	2,511,679
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.89%, 7/28/21 (a)(b)		1,250	1,241,061
Symphony CLO XI Ltd., Series 2013-11A, Class C, 3.47%, 1/17/25 (a)(b)		6,000	5,923,672
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.62%, 10/15/25 (a)(b)		1,500	1,471,617
Symphony CLO XV Ltd., Series 2014-15A, Class A, 1.77%, 10/17/26 (a)(b)		15,000	14,840,491
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20		3,140	3,147,137
TICP CLO I Ltd., Series 2014-1A, Class A1, 1.82%, 4/26/26 (a)(b)		2,000	1,974,328
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.84%, 1/20/27 (a)(b)		4,000	3,953,068
Series 2014-3A, Class B1, 2.65%, 1/20/27 (a)(b)		5,000	4,985,375
Series 2014-3A, Class C, 3.55%, 1/20/27 (a)(b)		1,500	1,472,850
TICP CLO Ltd., Series 2015-1A, Class A, 1.78%, 7/20/27 (a)(b)		2,250	2,222,517
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.13%, 4/20/27 (a)(b)		1,000	945,000
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.82%, 7/15/25 (a)(b)		1,250	1,172,013
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.92%, 1/15/27 (a)(b)		2,350	2,334,127
Series 2014-19A, Class B, 2.81%, 1/15/27 (a)(b)		2,500	2,482,833
Series 2014-19A, Class C, 3.66%, 1/15/27 (a)(b)		3,000	2,991,000
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.38%, 4/15/27 (a)(b)		1,000	976,600
Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		1,100	1,078,990
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 3.99%, 3/14/22 (a)(b)		3,000	2,981,369
Series 2012-2AR, Class BR, 2.27%, 10/15/22 (a)(b)		11,750	11,638,375

Asset-Backed Securities		Par (000)	Value
Series 2012-2AR, Class CR, 3.27%, 10/15/22 (a)(b)	USD	2,500	$2,472,750
Series 2012-3A, Class AR, 1.64%, 10/15/22 (a)(b)		1,000	997,874
Series 2013-2A, Class A1, 1.45%, 4/25/25 (a)(b)		3,500	3,430,613
Series 2014-4A, Class A1, 1.82%, 10/14/26 (a)(b)		5,000	4,963,658
Series 2014-4A, Class A2A, 2.72%, 10/14/26 (a)(b)		2,000	1,997,654
Series 2014-4A, Class B, 3.67%, 10/14/26 (a)(b)		1,800	1,784,072
Series 2015-1A, Class A2, 2.42%, 4/18/27 (a)(b)		5,750	5,732,175
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.34%, 7/25/37 (a)(b)		6,392	5,621,728
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.90%, 10/17/26 (a)(b)		4,000	3,988,000
Total Asset-Backed Securities — 8.4%			1,027,927,078

Common Stocks		Shares	Value
Aerospace & Defense — 0.2%
Northrop Grumman Corp.		3,189	598,735
United Technologies Corp.		181,313	17,843,012

			18,441,747
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		647	44,889
Deutsche Post AG, Registered Shares		402,049	11,943,416
FedEx Corp.		2,039	318,186
Royal Mail PLC		31,921	218,692
United Parcel Service, Inc., Class B		86,840	8,946,257

			21,471,440
Airlines — 0.0%
ANA Holdings, Inc.		15,000	44,793
Delta Air Lines, Inc.		19,401	986,347
Deutsche Lufthansa AG, Registered Shares (d)		92,800	1,370,447
Japan Airlines Co. Ltd.		50,500	1,902,493
Singapore Airlines Ltd.		6,500	50,006
Southwest Airlines Co.		4,480	207,379
Turk Hava Yollari AO		20,178	59,496

			4,620,961
Auto Components — 0.0%
Bridgestone Corp.		2,100	77,009
Cheng Shin Rubber Industry Co. Ltd.		27,000	48,886
Continental AG		9,421	2,262,262
NOK Corp.		2,100	49,349
Nokian Renkaat Oyj		64,806	2,444,910
Yokohama Rubber Co. Ltd.		11,500	221,072

			5,103,488
Automobiles — 0.1%
China Motor Corp.		560,000	395,853
Dongfeng Motor Group Co. Ltd., H Shares		30,000	43,062
Ford Motor Co.		121,838	1,804,421
Hero MotoCorp Ltd.		134,817	5,318,043
Isuzu Motors Ltd.		12,100	141,322
Peugeot SA (d)		46,526	817,438

			8,520,139
Banks — 1.1%
AMMB Holdings BHD		38,700	42,897

20	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Banks (continued)
Axis Bank Ltd.	286,309	$2,074,963
Banco de Chile	42,492,122	4,496,527
Bank Central Asia Tbk PT	1,229,166	1,154,712
Bank of China Ltd., H Shares	3,131,000	1,476,459
Bank of Nova Scotia	997	46,884
BOC Hong Kong Holdings Ltd.	197,500	631,543
Canadian Imperial Bank of Commerce	5,005	383,834
China CITIC Bank Corp. Ltd., H Shares (d)	207,000	133,862
China Construction Bank Corp., H Shares	5,849,000	4,239,098
Chongqing Rural Commercial Bank Co. Ltd., H Shares	408,000	256,235
Citizens Financial Group, Inc.	316,311	7,686,357
Credicorp Ltd.	20,260	2,293,027
DBS Group Holdings Ltd.	713,900	8,777,435
DnB ASA	123,055	1,566,732
HSBC Holdings PLC	585,652	4,579,139
Industrial & Commercial Bank of China Ltd., H Shares	19,951,000	12,655,034
Intesa Sanpaolo SpA	2,426,350	7,925,599
Itau UniBanco Holding SA — ADR, Preference Shares	1,093,748	7,492,172
JPMorgan Chase & Co.	1,389	89,243
Kasikornbank Pcl — NVDR	518,200	2,506,151
Komercni Banka A/S	6,220	1,289,018
Lloyds Banking Group PLC	18,828,922	21,370,946
M&T Bank Corp.	72,014	8,630,878
National Bank of Canada	172,728	5,721,054
Nordea Bank AB	390,891	4,312,948
Regions Financial Corp.	19,155	179,099
Royal Bank of Canada	17,544	1,003,185
Siam Commercial Bank Pcl — NVDR	301,100	1,127,813
Svenska Handelsbanken AB, A Shares	228,642	3,105,297
Swedbank AB, A Shares	14,691	336,620
Toronto-Dominion Bank	14,027	575,841
U.S. Bancorp	206,458	8,708,398
United Overseas Bank Ltd.	5,500	79,864
Wells Fargo & Co.	162,360	8,790,170

		135,739,034
Beverages — 0.5%
Ambev SA	7,900	39,105
Anheuser-Busch InBev SA/NV	80,754	9,635,942
Coca-Cola Co.	463,484	19,628,547
Coca-Cola Enterprises, Inc.	1,024	52,572
Diageo PLC	504,526	14,545,391
Fomento Economico Mexicano SAB de CV — ADR	35,193	3,487,274
PepsiCo, Inc.	98,455	10,061,116
Suntory Beverage & Food Ltd.	2,200	88,963

		57,538,910
Building Products — 0.1%
Assa Abloy AB, Class B	320,321	6,372,172
Geberit AG, Registered Shares	18,989	6,128,120

		12,500,292
Capital Markets — 0.1%
Ameriprise Financial, Inc.	339	39,107
CETIP SA — Mercados Organizados	347,649	3,073,947
Jupiter Fund Management PLC	756,966	5,250,398
UBS Group AG, Registered Shares	353,006	7,050,386

		15,413,838
Chemicals — 0.4%
BASF SE	122,297	10,019,044
Braskem SA, Class A, Preference Shares	11,700	66,076
CF Industries Holdings, Inc.	14,270	724,488

Common Stocks	Shares	Value
Chemicals (continued)
Covestro AG (d)	186,743	$5,748,829
Eastman Chemical Co.	8,264	596,413
Givaudan SA, Registered Shares	8,033	14,364,620
LyondellBasell Industries NV, Class A	8,949	831,452
Mitsubishi Chemical Holdings Corp.	17,500	109,052
Mitsubishi Gas Chemical Co., Inc.	131,000	730,375
Sociedad Quimica y Minera de Chile SA — ADR	89,988	1,743,967
Syngenta AG, Registered Shares	30,133	10,123,797
Yara International ASA	102,870	4,672,971

		49,731,084
Commercial Services & Supplies — 0.0%
Cintas Corp.	421	39,191
Cleanaway Co. Ltd.	299,000	1,468,950
Park24 Co. Ltd.	7,400	155,094

		1,663,235
Construction & Engineering — 0.3%
Bouygues SA	117,984	4,459,444
CTCI Corp.	164,000	213,501
Skanska AB, B Shares	217,756	4,249,072
SPIE SA (d)	271,020	4,577,959
Vinci SA	377,600	25,422,407

		38,922,383
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., H Shares	416,000	1,269,341
Asia Cement Corp.	157,000	163,063
China National Building Material Co. Ltd., H Shares	480,000	298,233
China Resources Cement Holdings Ltd.	1,248,000	503,617
Siam City Cement Pcl — NVDR	122,221	1,160,210
Taiwan Cement Corp.	521,000	579,406

		3,973,870
Containers & Packaging — 0.0%
DS Smith PLC	793,482	4,727,793
Klabin SA	15,800	89,846

		4,817,639
Distributors — 0.1%
Genuine Parts Co.	141,919	12,880,568
Diversified Consumer Services — 0.1%
H&R Block, Inc.	383,316	14,282,354
Kroton Educacional SA	997,659	2,550,704

		16,833,058
Diversified Financial Services — 0.1%
Bolsa Mexicana de Valores SAB de CV	1,850,098	3,091,374
IG Group Holdings PLC	498,734	5,797,018
Industrivarden AB, C Shares	93,625	1,699,384
London Stock Exchange Group PLC	138,383	5,418,008

		16,005,784
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	105,151	3,523,610
Bezeq The Israeli Telecommunication Corp. Ltd.	1,752,180	3,754,899
BT Group PLC	2,423,252	17,305,607
China Telecom Corp. Ltd., H Shares	548,000	285,849
China Unicom Hong Kong Ltd.	430,000	524,036
Chunghwa Telecom Co. Ltd.	514,000	1,574,824
Deutsche Telekom AG, Registered Shares	844,008	15,809,619
Elisa Oyj	87,317	3,289,779
Inmarsat PLC	202,019	3,061,968
Koninklijke KPN NV	3,218,160	11,791,988
Nippon Telegraph & Telephone Corp.	211,400	7,750,220

BLACKROCK FUNDS II	OCTOBER 31, 2015	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
PCCW Ltd.	1,620,000	$872,275
Singapore Telecommunications Ltd.	1,482,000	4,210,738
Swisscom AG, Registered Shares	17,461	8,996,169
TDC A/S	492,356	2,573,984
Telekomunikasi Indonesia Persero Tbk PT	10,885,200	2,135,542
Telenor ASA	439,485	8,279,092
TeliaSonera AB	1,554,268	7,941,565
TELUS Corp.	550,813	18,382,899
Turk Telekomunikasyon A/S	73,791	159,168
Verizon Communications, Inc.	508,130	23,821,134

		146,044,965
Electric Utilities — 0.4%
CEZ A/S	12,468	249,117
Cia Energetica de Minas Gerais, Preference Shares	86,900	161,337
CLP Holdings Ltd.	95,500	830,231
EDP — Energias de Portugal SA	3,274,982	12,102,632
EDP — Energias do Brasil SA	43,900	128,403
Endesa SA	61,365	1,364,463
Enel SpA	805,408	3,714,008
Fortum Oyj	319,939	4,797,772
Power Assets Holdings Ltd.	186,000	1,850,032
Southern Co.	181,617	8,190,927
SSE PLC	52,136	1,212,918
Terna Rete Elettrica Nazionale SpA	1,468,790	7,470,715
Transmissora Alianca de Energia Eletrica SA	55,000	283,803

		42,356,358
Electronic Equipment, Instruments & Components — 0.2%
Citizen Holdings Co. Ltd.	473,300	3,587,376
Delta Electronics, Inc.	168,000	854,211
Hexagon AB, B Shares	260,023	9,019,007
Hon Hai Precision Industry Co. Ltd.	841,050	2,235,561
Simplo Technology Co. Ltd.	434,000	1,537,251
Synnex Technology International Corp.	1,466,000	1,545,011
Tripod Technology Corp.	866,000	1,332,934
WPG Holdings Ltd.	153,000	159,651
Yageo Corp.	1,132,732	1,784,121
Zhen Ding Technology Holding Ltd.	332,000	943,569

		22,998,692
Energy Equipment & Services — 0.0%
Core Laboratories NV	1,190	138,433
Food & Staples Retailing — 0.2%
Aeon Co. Ltd.	60,900	902,310
Cia Brasileira de Distribuicao, Preference Shares	7,200	94,729
CVS Health Corp.	24,350	2,405,293
Empire Co. Ltd., Class A	2,481	51,969
FamilyMart Co. Ltd.	30,400	1,242,654
Jean Coutu Group PJC, Inc.	4,999	76,193
Koninklijke Ahold NV	29,737	604,933
Kroger Co.	40,692	1,538,158
Lawson, Inc.	52,700	3,903,637
Magnit PJSC — GDR	140,458	6,393,648
Metro, Inc.	4,198	120,039
President Chain Store Corp.	58,000	385,042
Rite Aid Corp. (d)	58,275	459,207
Sun Art Retail Group Ltd.	490,000	400,521
Sysco Corp.	80,981	3,340,466
Wal-Mart Stores, Inc.	110,207	6,308,249
Whole Foods Market, Inc.	21,715	650,581

		28,877,629

Common Stocks	Shares	Value
Food Products — 0.3%
Archer-Daniels-Midland Co.	73,920	$3,375,187
Astra Agro Lestari Tbk PT	391,700	567,444
BRF SA	35,400	551,669
Bunge Ltd.	35,480	2,588,621
General Mills, Inc.	155,436	9,032,386
Hershey Co.	6,200	549,878
Hormel Foods Corp.	4,200	283,710
Indofood Sukses Makmur Tbk PT	1,424,100	572,502
JBS SA	269,600	996,175
Nestlé SA, Registered Shares	155,989	11,913,503
Orkla ASA	567,433	4,828,895
WH Group Ltd. (d)	186,500	102,845
Wilmar International Ltd.	470,900	1,049,340
Yamazaki Baking Co. Ltd.	3,000	57,776

		36,469,931
Gas Utilities — 0.1%
ENN Energy Holdings Ltd.	46,000	263,518
Osaka Gas Co. Ltd.	13,000	51,200
Snam SpA	1,676,538	8,676,083
Toho Gas Co. Ltd.	15,000	91,865
Tokyo Gas Co. Ltd.	25,000	123,722

		9,206,388
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc.	66,181	2,474,508
Health Care Providers & Services — 0.3%
Aetna, Inc.	10,075	1,156,409
AmerisourceBergen Corp.	111,554	10,766,077
Anthem, Inc.	45,451	6,324,507
Cardinal Health, Inc.	90,222	7,416,248
Express Scripts Holding Co. (d)	19,786	1,709,115
HCA Holdings, Inc. (d)	1,593	109,582
Life Healthcare Group Holdings Ltd.	47,002	131,008
McKesson Corp.	3,390	606,132
Patterson Cos., Inc.	4,765	225,861
Quest Diagnostics, Inc.	52,320	3,555,144
UnitedHealth Group, Inc.	60,049	7,072,571

		39,072,654
Hotels, Restaurants & Leisure — 0.2%
Berjaya Sports Toto BHD	428,539	318,955
McDonald’s Corp.	118,231	13,271,430
MGM China Holdings Ltd.	70,000	102,101
OPAP SA	154,382	1,372,030
Paddy Power PLC	54,979	6,361,690
Sands China Ltd.	979,200	3,526,055
Wyndham Worldwide Corp.	7,268	591,252

		25,543,513
Household Products — 0.2%
Church & Dwight Co., Inc.	3,894	335,234
Clorox Co.	35,000	4,267,900
Kimberly-Clark Corp.	20,101	2,406,291
Kimberly-Clark de Mexico SAB de CV, A Shares	2,774,666	6,640,264
Svenska Cellulosa AB SCA, B Shares	242,718	7,149,011
Unilever Indonesia Tbk PT	14,300	38,537

		20,837,237
Independent Power and Renewable Electricity Producers — 0.0%
AES Tiete SA, Preference Shares	48,100	172,367
China Resources Power Holdings Co. Ltd.	564,000	1,275,862
Cia Energetica de Sao Paulo, B Shares, Preference Shares	83,100	349,074

22	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Huaneng Power International, Inc., H Shares	668,000	$723,204

		2,520,507
Industrial Conglomerates — 0.1%
Alliance Global Group, Inc.	5,844,800	2,268,579
General Electric Co.	382,952	11,074,972
NWS Holdings Ltd.	60,000	90,177

		13,433,728
Insurance — 2.0%
Aflac, Inc.	6,703	427,316
Allianz SE, Registered Shares	86,820	15,199,390
Allstate Corp.	43,464	2,689,552
Arch Capital Group Ltd.	610	45,683
Aviva PLC	1,708,908	12,771,589
AXA SA	1,184,360	31,608,344
AXIS Capital Holdings Ltd.	130,173	7,029,342
BB Seguridade Participacoes SA	434,551	2,997,253
Cathay Financial Holding Co. Ltd.	486,000	692,256
Chubb Corp.	30,100	3,893,435
CNP Assurances	97,736	1,394,130
Everest Re Group Ltd.	27,667	4,923,896
Gjensidige Forsikring ASA	116,413	1,772,393
Hannover Rueck SE	36,537	4,224,048
Helvetia Holding AG, Registered Shares	9,366	4,898,623
Hyundai Marine & Fire Insurance Co. Ltd.	143,440	4,271,296
Legal & General Group PLC	3,577,190	14,405,280
Mapfre SA	1,834,947	5,443,855
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	92,753	18,494,391
PartnerRe Ltd.	77,474	10,768,886
Progressive Corp.	2,321	76,895
Prudential PLC	500,433	11,688,300
Sampo Oyj, A Shares	436,897	21,354,473
Samsung Life Insurance Co. Ltd.	25,345	2,419,896
Sanlam Ltd.	950,982	4,296,279
SCOR SE	98,623	3,667,067
Swiss Re AG	174,065	16,158,591
Torchmark Corp.	8,853	513,563
Travelers Cos., Inc.	24,296	2,742,775
Tryg A/S	97,031	1,743,769
W.R. Berkley Corp.	1,427	79,669
Zurich Insurance Group AG	117,369	30,973,697

		243,665,932
Internet & Catalog Retail — 0.0%
Expedia, Inc.	2,523	343,885
GS Home Shopping, Inc.	5,241	781,892
Liberty Interactive Corp QVC Group, Class A (d)	2,921	79,948

		1,205,725
Internet Software & Services — 0.0%
eBay, Inc. (d)	18,912	527,645
IT Services — 0.0%
Automatic Data Processing, Inc.	4,625	402,329
International Business Machines Corp.	4,110	575,729
Otsuka Corp.	1,100	53,174
Paychex, Inc.	7,816	403,149

		1,434,381
Leisure Products — 0.1%
Mattel, Inc.	617,916	15,188,375
Life Sciences Tools & Services — 0.0%
Lonza Group AG, Registered Shares	4,965	728,762
Machinery — 0.2%
Atlas Copco AB, A Shares	168,571	4,393,080

Common Stocks	Shares	Value
Machinery (continued)
Deere & Co.	13,615	$1,061,970
Dover Corp.	4,076	262,617
Hino Motors Ltd.	4,400	50,350
Kone Oyj, Class B	318,734	13,594,171
MAN SE	6,741	702,428
Metso Oyj	52,561	1,286,806
Yangzijiang Shipbuilding Holdings Ltd.	482,500	429,496

		21,780,918
Marine — 0.0%
Nippon Yusen KK	18,000	47,096
Media — 0.6%
Axel Springer SE	31,791	1,786,647
BEC World Pcl — NVDR	352,200	311,521
Eutelsat Communications SA	304,767	10,044,974
Lagardere SCA	152,378	4,433,504
Media Nusantara Citra Tbk PT	10,141,451	1,315,866
ProSiebenSat.1 Media SE	158,515	8,565,458
RELX NV	897,324	15,305,474
Rightmove PLC	80,761	4,769,830
SES SA	649,208	19,155,120
UBM PLC	593,187	4,673,005

		70,361,399
Metals & Mining — 0.2%
China Steel Corp.	100,000	60,445
Cia de Minas Buenaventura SAA — ADR	18,350	117,624
Eregli Demir ve Celik Fabrikalari TAS	1,588,749	2,251,611
Franco-Nevada Corp.	35,110	1,780,740
Glencore PLC	561,710	969,761
Goldcorp, Inc.	30,806	394,145
KGHM Polska Miedz SA	135,617	3,148,500
Kumba Iron Ore Ltd.	81,444	351,590
Mitsubishi Materials Corp.	352,000	1,227,893
MMC Norilsk Nickel PJSC — ADR	118,947	1,772,310
Newmont Mining Corp.	170,281	3,313,668
Randgold Resources Ltd.	13,029	873,810
Silver Wheaton Corp.	10,070	136,849
Sumitomo Metal Mining Co. Ltd.	5,000	62,032
Zijin Mining Group Co. Ltd., H Shares	7,904,000	2,114,496

		18,575,474
Multiline Retail — 0.1%
Dollar Tree, Inc. (d)	470	30,762
Kohl’s Corp.	62,715	2,892,416
Macy’s, Inc.	24,844	1,266,547
Nordstrom, Inc.	679	44,278
Target Corp.	21,917	1,691,554

		5,925,557
Multi-Utilities — 0.1%
Atco Ltd., Class I	4,113	117,483
Consolidated Edison, Inc.	33,624	2,210,778
E.ON SE	351,579	3,708,862
RWE AG	106,915	1,485,826
Suez Environnement Co.	254,042	4,823,711
YTL Corp. BHD	462,400	162,384
YTL Power International BHD	262,700	92,336

		12,601,380
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	1,904	127,340
Antero Midstream Partners LP	95,300	2,270,046
Chevron Corp.	64,878	5,896,113
China Petroleum & Chemical Corp., H Shares	1,620,000	1,167,767
China Shenhua Energy Co. Ltd., H Shares	1,518,000	2,554,075

BLACKROCK FUNDS II	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Ltd. — ADR	10,212	$1,160,900
Coal India Ltd.	392,473	1,916,899
Columbia Pipeline Partners LP	363,490	4,921,655
Delek Logistics Partners LP — MLP	184,740	6,050,235
Dominion Midstream Partners LP — MLP (d)	353,660	11,585,902
Energy Transfer Equity LP — MLP	143,800	3,098,890
Energy Transfer Partners LP — MLP	123,634	5,459,677
Enterprise Products Partners LP — MLP	814,318	22,499,606
EQT Midstream Partners LP — MLP	94,086	6,966,127
Exxon Mobil Corp.	47,508	3,930,812
Genesis Energy LP — MLP	208,839	8,418,300
HollyFrontier Corp.	13,988	684,992
Idemitsu Kosan Co. Ltd.	34,900	572,341
JX Holdings, Inc.	555,200	2,180,082
Kinder Morgan, Inc.	192,540	5,265,969
Kunlun Energy Co. Ltd.	226,000	184,501
Lukoil PJSC — ADR	123,305	4,469,806
Magellan Midstream Partners LP — MLP	266,580	17,010,470
Marathon Petroleum Corp.	35,328	1,829,990
MarkWest Energy Partners LP — MLP	309,408	13,514,941
MPLX LP — MLP	132,890	5,154,803
Murphy Oil Corp.	20,862	593,107
NOVATEK OAO — GDR	45,026	4,120,698
OMV AG	96,401	2,566,944
ONEOK Partners LP — MLP	109,265	3,477,905
ONEOK, Inc.	51,095	1,733,142
Petroleo Brasileiro SA, Preference Shares	91,700	183,326
Phillips 66	17,894	1,593,461
Phillips 66 Partners LP — MLP	55,210	3,347,934
Plains All American Pipeline LP — MLP	341,743	10,840,088
Polski Koncern Naftowy Orlen SA	9,058	146,952
Polskie Gornictwo Naftowe i Gazownictwo SA	25,919	45,921
PTT Pcl — NVDR	807,400	6,236,473
Repsol YPF SA	748,744	9,425,476
Rose Rock Midstream LP — MLP	40,304	1,091,835
Royal Dutch Shell PLC, A Shares	213,331	5,569,484
Royal Dutch Shell PLC, B Shares	749,473	19,624,772
Shell Midstream Partners LP	497,720	17,036,956
Showa Shell Sekiyu KK	17,900	157,994
Statoil ASA	623,623	10,080,411
Sunoco Logistics Partners LP — MLP	298,850	8,678,604
Tambang Batubara Bukit Asam Persero Tbk PT	123,700	65,712
Targa Resources Corp.	20,090	1,148,144
Targa Resources Partners LP — MLP	114,350	3,430,500
Tesoro Corp.	8,981	960,338
Tesoro Logistics LP — MLP	118,264	6,631,062
Thai Oil Pcl — NVDR	1,621,000	2,468,451
TonenGeneral Sekiyu KK	133,000	1,381,826
TOTAL SA	279,207	13,502,130
Tupras Turkiye Petrol Rafinerileri A/S (d)	99,143	2,616,181
Valero Energy Corp.	61,924	4,082,030
Valero Energy Partners LP — MLP	81,150	4,056,689
Williams Cos., Inc.	20,570	811,281
Williams Partners LP — MLP	299,529	10,124,080
Woodside Petroleum Ltd.	58,486	1,226,623

		297,948,769
Paper & Forest Products — 0.1%
International Paper Co.	130,429	5,568,014
UPM-Kymmene Oyj	268,653	5,029,445

		10,597,459

Common Stocks	Shares	Value
Personal Products — 0.2%
Hengan International Group Co. Ltd.	954,500	$10,307,101
Natura Cosmeticos SA	8,500	50,473
Unilever PLC	221,513	9,863,596

		20,221,170
Pharmaceuticals — 1.3%
AbbVie, Inc.	103,916	6,188,198
Astellas Pharma, Inc.	36,800	534,133
AstraZeneca PLC	565,329	36,029,689
China Medical System Holdings Ltd.	659,000	905,178
GlaxoSmithKline PLC	260,697	5,622,091
Johnson & Johnson	239,250	24,171,427
Novartis AG, Registered Shares	329,634	29,861,127
Novo Nordisk A/S, Class B	307,965	16,354,020
Orion Oyj	64,968	2,320,494
Otsuka Holdings Co. Ltd.	177,300	5,900,617
Pfizer, Inc.	258,531	8,743,518
Richter Gedeon Nyrt	70,328	1,173,140
Roche Holding AG	22,219	6,032,433
Sanofi SA	125,598	12,669,810
Sihuan Pharmaceutical Holdings Group Ltd.	266,000	34,320
Sino Biopharmaceutical Ltd.	824,000	1,023,985
Teva Pharmaceutical Industries Ltd.	2,174	129,077

		157,693,257
Professional Services — 0.0%
SGS SA, Registered Shares	2,328	4,432,751
Real Estate Investment Trusts (REITs) — 2.5%
American Capital Agency Corp.	86,604	1,544,149
Annaly Capital Management, Inc.	232,640	2,314,768
Assura PLC	25,097,529	21,763,209
CapitaLand Retail China Trust	2,750,400	2,977,628
Charter Hall Retail REIT	5,988,710	18,015,457
Community Healthcare Trust, Inc.	292,582	5,357,176
CyrusOne, Inc.	434,800	15,339,744
Empiric Student Property PLC	4,354,350	7,355,037
EPR Properties	404,880	23,001,233
Federation Centres	8,565,981	17,695,267
Gramercy Property Trust, Inc.	209,265	4,746,130
Japan Rental Housing Investments, Inc.	18,995	12,707,027
Japan Senior Living Investment Corp. (e)(f)	4,562	5,799,678
Klepierre	175,080	8,291,751
Link REIT	1,823,500	10,894,837
National Storage REIT	8,655,286	9,683,357
Parkway Life Real Estate Investment Trust (e)	3,594,500	5,927,115
Physicians Realty Trust	671,000	10,722,580
Prologis, Inc.	374,880	16,018,622
Ramco-Gershenson Properties Trust	784,101	13,172,897
Retail Properties of America, Inc., Class A	1,093,750	16,373,437
SPH REIT	7,751,500	5,198,557
STAG Industrial, Inc.	896,030	18,386,536
UDR, Inc.	650,821	22,427,292
Unibail-Rodamco SE	21,681	6,034,493
Vastned Retail NV	226,340	10,977,151
Wereldhave NV	185,030	11,534,642

		304,259,770
Real Estate Management & Development — 0.8%
Atrium Ljungberg AB, B Shares	872,890	13,536,397
China Vanke Co. Ltd., H Shares (e)	1,658,300	3,869,882
Croesus Retail Trust (e)	17,305,042	10,314,591

24	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Evergrande Real Estate Group Ltd.	887,000	$678,319
First Capital Realty, Inc.	695,430	10,301,682
Hysan Development Co. Ltd.	111,000	492,344
Kerry Properties Ltd.	94,000	278,254
LEG Immobilien AG	369,415	29,451,692
Longfor Properties Co. Ltd.	34,500	46,225
Multiplan Empreendimentos Imobiliarios SA	197,479	2,154,242
Picton Property Income Ltd.	6,528,826	7,120,836
Sponda Oyj	3,144,843	13,359,185
Swiss Prime Site AG, Registered Shares	37,746	2,883,908

		94,487,557
Road & Rail — 0.0%
CSX Corp.	4,585	123,749
Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV	77,912	7,227,219
Chipbond Technology Corp.	915,000	1,302,184
Kinsus Interconnect Technology Corp.	124,000	254,146
Linear Technology Corp.	301,996	13,414,662
Siliconware Precision Industries Co. Ltd.	465,000	614,376
SK Hynix, Inc.	90,000	2,408,601
Taiwan Semiconductor Manufacturing Co. Ltd.	978,000	4,120,968
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	551,021	12,100,421
United Microelectronics Corp.	239,000	87,167
Vanguard International Semiconductor Corp.	620,000	796,808

		42,326,552
Software — 0.1%
Microsoft Corp.	309,639	16,299,397
TOTVS SA	4,900	43,415

		16,342,812
Specialty Retail — 0.2%
AutoZone, Inc. (d)	63	49,418
Bed Bath & Beyond, Inc. (d)(e)	14,528	866,305
Best Buy Co., Inc.	9,303	325,884
Dick’s Sporting Goods, Inc.	30,911	1,377,085
Fast Retailing Co. Ltd.	1,400	511,395
GameStop Corp., Class A (e)	17,386	800,973
Gap, Inc.	41,703	1,135,156
Hennes & Mauritz AB, B Shares	110,025	4,276,991
Lowe’s Cos., Inc.	6,576	485,506
Mr. Price Group Ltd.	203,494	3,124,682
Nitori Holdings Co. Ltd.	98,400	7,673,127
Truworths International Ltd.	18,456	124,870

		20,751,392
Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd.	3,200	40,901
Canon, Inc.	100,600	3,004,124
Chicony Electronics Co. Ltd.	608,140	1,447,422
Inventec Corp.	94,000	53,874
Lite-On Technology Corp.	1,885,165	1,954,184
NetApp, Inc.	36,613	1,244,842
Quanta Computer, Inc.	741,000	1,261,876

		9,007,223
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	109,000	304,909
Belle International Holdings Ltd.	74,000	71,827
Eclat Textile Co. Ltd.	108,000	1,588,457
HUGO BOSS AG	80,987	8,327,595
Li & Fung Ltd.	648,000	525,310

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Pandora A/S	57,815	$6,671,703
Shenzhou International Group Holdings Ltd.	27,000	133,055
Yue Yuen Industrial Holdings Ltd.	49,500	180,579

		17,803,435
Thrifts & Mortgage Finance — 0.0%
Indiabulls Housing Finance Ltd.	192,348	2,113,041
Tobacco — 0.9%
Altria Group, Inc.	382,999	23,159,950
British American Tobacco Malaysia BHD	94,600	1,359,558
British American Tobacco PLC	296,486	17,614,029
Imperial Tobacco Group PLC	483,424	26,031,307
ITC Ltd.	854,432	4,366,423
Japan Tobacco, Inc.	313,000	10,833,490
Philip Morris International, Inc.	172,716	15,268,094
Reynolds American, Inc.	247,146	11,942,096
Souza Cruz SA	13,300	94,149

		110,669,096
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	32,800	410,426
Marubeni Corp.	351,300	2,029,822
Rexel SA	167,262	2,282,762

		4,723,010
Transportation Infrastructure — 0.3%
Atlantia SpA	409,287	11,334,531
Beijing Capital International Airport Co. Ltd., H Shares	3,110,000	3,328,785
China Merchants Holdings International Co. Ltd.	1,487,196	4,938,972
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	668,670	6,030,976
Grupo Aeroportuario del Sureste SAB de CV — ADR	31,410	4,860,383
Jiangsu Expressway Co. Ltd., H Shares	2,956,000	3,996,778
Zhejiang Expressway Co. Ltd., H Shares	1,436,000	1,765,345

		36,255,770
Water Utilities — 0.1%
Aguas Andinas SA, Class A	89,244	46,933
Guangdong Investment Ltd.	640,000	900,071
Severn Trent PLC	214,279	7,389,979

		8,336,983
Wireless Telecommunication Services — 0.6%
Advanced Info Service Pcl — NVDR	783,400	5,125,419
China Mobile Ltd.	821,500	9,849,699
China Mobile Ltd. — ADR	75,591	4,558,893
DiGi.Com BHD	1,104,300	1,351,074
Far EasTone Telecommunications Co. Ltd.	6,075,402	13,181,608
KCell JSC — GDR	81,782	355,752
MTN Group Ltd.	47,891	545,221
NTT DOCOMO, Inc.	44,500	866,659
Rogers Communications, Inc., Class B	368,264	14,653,392
SK Telecom Co. Ltd.	26,811	5,677,561
SK Telecom Co. Ltd. — ADR	76,020	1,791,031
Taiwan Mobile Co. Ltd.	878,000	2,764,003
Tim Participacoes SA	67,900	148,774

BLACKROCK FUNDS II	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks		Shares	Value
Wireless Telecommunication Services (continued)
Vodacom Group Ltd.		68,722	$742,276
Vodafone Group PLC		4,381,918	14,420,540

			76,031,902
Total Common Stocks — 20.0%			2,440,320,355

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Boeing Co.:
2.35%, 10/30/21	USD	270	269,289
5.88%, 2/15/40		845	1,072,845
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		216	194,309
General Dynamics Corp., 2.25%, 11/15/22		695	670,569
Honeywell International, Inc., 4.25%, 3/01/21		750	826,676
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		500	522,500
5.00%, 12/15/21 (a)		946	983,840
KLX, Inc., 5.88%, 12/01/22 (a)		845	862,428
Lockheed Martin Corp.:
3.60%, 3/01/35		220	198,915
4.07%, 12/15/42		295	273,908
3.80%, 3/01/45		500	443,325
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	94,750
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,035,267
5.05%, 11/15/40		400	427,216
Precision Castparts Corp.:
2.25%, 6/15/20		600	602,416
4.20%, 6/15/35		400	401,731
Raytheon Co., 4.70%, 12/15/41		645	690,507
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,137,125
Textron, Inc., 3.65%, 3/01/21		500	508,458
TransDigm, Inc., 5.50%, 10/15/20		720	721,800
United Technologies Corp.:
5.38%, 12/15/17		990	1,072,426
1.78%, 5/04/18 (c)		2,500	2,491,187
3.10%, 6/01/22		525	538,815
4.15%, 5/15/45		500	485,121

			16,525,423
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.90%, 2/01/35		325	297,695
5.10%, 1/15/44		325	341,937
United Parcel Service, Inc., 6.20%, 1/15/38		455	592,123
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	1,043	1,187,156
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	1,330	1,338,313
5.75%, 6/15/21	EUR	525	521,783
6.50%, 6/15/22 (a)	USD	2,083	1,859,077

			6,138,084
Airlines — 0.1%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		410	416,355
4.63%, 3/01/20 (a)		1,042	1,032,883
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,355	3,439,358
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,221,024
Continental Airlines Pass-Through Trust, 9.00%, 7/08/16		847	885,663
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,328,567
U.S. Airways Group, Inc., 6.13%, 6/01/18	USD	150	155,813

Corporate Bonds		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust, 3.75%, 9/03/26	USD	970	$977,275
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,279	1,323,309
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,275	1,293,695

			12,073,942
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	531,250
Autodis SA, 6.50%, 2/01/19	EUR	144	163,813
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (g)		675	742,487
Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	150	156,900
6.50%, 3/01/21		800	850,000
7.00%, 5/15/22		375	407,813
Johnson Controls, Inc., 4.63%, 7/02/44		500	437,911
Lear Corp., 5.25%, 1/15/25		500	510,000
MPG Holdco I, Inc., 7.38%, 10/15/22		500	531,250
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		900	909,000
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	1,650	1,755,982
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	300	301,500
4.75%, 5/15/21 (a)		700	712,250
4.75%, 5/15/23 (a)		700	705,250
3.25%, 5/15/25	EUR	750	819,501
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (g)		900	1,026,798
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(g)	USD	1,440	1,490,400
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(g)		942	993,810
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (g)	EUR	700	828,087
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(g)	USD	2,332	2,547,710
Tenneco, Inc., 6.88%, 12/15/20		100	103,375
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	200	220,115
4.00%, 4/29/20 (a)	USD	800	808,000
4.50%, 4/29/22 (a)		790	795,427
2.75%, 4/27/23	EUR	1,200	1,276,694
4.75%, 4/29/25 (a)	USD	1,000	981,250

			20,606,573
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31		350	505,859
FCA US LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21		1,700	1,819,000
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,070,600
5.25%, 4/15/23		2,025	2,014,875
Fiat Chrysler Finance Europe, 4.75%, 7/15/22	EUR	109	127,055
Ford Motor Co.:
7.45%, 7/16/31	USD	500	641,765
4.75%, 1/15/43		500	495,517
General Motors Co.:
3.50%, 10/02/18		1,395	1,418,171
5.00%, 4/01/35		500	489,462
6.25%, 10/02/43		50	55,210

26	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Automobiles (continued)
5.20%, 4/01/45	USD	500	$495,016
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,177	1,189,637
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	256,250
4.25%, 11/15/19 (a)		200	203,500
3.50%, 3/15/20 (a)		850	840,437
5.00%, 2/15/22	GBP	287	455,878
5.63%, 2/01/23 (a)	USD	150	154,500

			12,232,732
Banks — 2.8%
Abbey National Treasury Services PLC, 2.00%, 8/24/18		1,535	1,541,989
ABN AMRO Bank NV, 1.80%, 6/04/18 (a)		2,000	1,992,510
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	865	827,542
Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	USD	730	733,414
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19	EUR	2,900	3,224,065
Banco Popolare SC:
3.50%, 3/14/19		1,330	1,514,506
2.75%, 7/27/20		650	723,243
Banco Popular Espanol SA, 8.25% (b)(h)		3,400	3,673,382
Bank of America Corp.:
6.50%, 8/01/16	USD	2,200	2,289,476
5.42%, 3/15/17		800	839,382
3.88%, 3/22/17		190	196,316
1.70%, 8/25/17		4,890	4,904,831
6.40%, 8/28/17		720	779,959
6.00%, 9/01/17		780	838,254
5.75%, 12/01/17		630	680,716
2.00%, 1/11/18		1,770	1,778,167
5.65%, 5/01/18		760	826,798
2.60%, 1/15/19		2,150	2,175,361
2.25%, 4/21/20		2,185	2,153,877
5.63%, 7/01/20		930	1,047,585
2.63%, 10/19/20		350	348,633
5.00%, 5/13/21		1,350	1,483,708
3.30%, 1/11/23		520	518,495
4.13%, 1/22/24		500	520,672
4.00%, 4/01/24		750	770,550
4.20%, 8/26/24		750	754,111
3.95%, 4/21/25		500	491,987
4.25%, 10/22/26		1,000	1,003,026
7.75%, 5/14/38		500	696,323
5.88%, 2/07/42		290	341,661
4.88%, 4/01/44		900	941,893
Bank of America N.A., 5.30%, 3/15/17		1,240	1,300,971
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	6,507	7,368,084
Bank of Montreal:
1.40%, 9/11/17	USD	1,090	1,091,177
1.80%, 7/31/18		600	601,392
Bankia SA, 4.00%, 5/22/24 (b)	EUR	7,200	7,908,464
Barclays Bank PLC:
2.50%, 2/20/19	USD	1,000	1,015,473
5.13%, 1/08/20		740	823,908
3.75%, 5/15/24		900	919,994
Barclays PLC:
2.00%, 3/16/18		3,500	3,492,745
4.38%, 9/11/24		20,500	20,134,690
5.25%, 8/17/45		800	829,296
BB&T Corp., 4.90%, 6/30/17		500	525,823
Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	681,043
BNP Paribas SA:
2.38%, 9/14/17		740	751,654

Corporate Bonds		Par (000)	Value
Banks (continued)
2.40%, 12/12/18	USD	1,360	$1,379,724
BPCE SA:
1.63%, 2/10/17		500	500,443
1.61%, 7/25/17		150	150,539
2.50%, 12/10/18		840	852,657
CIT Group, Inc.:
5.00%, 5/15/17		1,200	1,236,600
4.25%, 8/15/17		1,325	1,354,813
5.25%, 3/15/18		550	576,813
6.63%, 4/01/18 (a)		890	958,975
5.50%, 2/15/19 (a)		3,127	3,318,529
3.88%, 2/19/19		900	913,500
5.00%, 8/15/22		1,400	1,475,250
5.00%, 8/01/23		605	633,737
Citigroup, Inc.:
1.85%, 11/24/17		600	601,819
1.80%, 2/05/18		800	798,574
1.70%, 4/27/18		800	796,390
6.13%, 5/15/18		590	648,667
2.50%, 9/26/18		950	961,485
2.50%, 7/29/19		1,100	1,106,007
5.38%, 8/09/20		970	1,090,784
4.50%, 1/14/22		570	616,411
4.05%, 7/30/22		750	770,240
3.75%, 6/16/24		480	489,640
3.30%, 4/27/25		500	488,724
4.40%, 6/10/25		750	758,095
4.45%, 9/29/27		1,200	1,198,922
8.13%, 7/15/39		710	1,036,695
6.68%, 9/13/43		750	938,785
4.95%, 11/07/43		250	264,314
Commerzbank AG:
7.75%, 3/16/21	EUR	4,500	5,988,135
8.13%, 9/19/23 (a)	USD	17,666	20,455,815
Commonwealth Bank of Australia, 1.75%, 11/02/18		1,085	1,083,091
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		1,180	1,211,429
2.25%, 1/14/20		750	750,590
4.50%, 1/11/21		430	472,574
3.88%, 2/08/22		820	868,000
4.38%, 8/04/25		700	714,181
5.25%, 5/24/41		540	610,912
5.25%, 8/04/45		7,390	7,731,484
Deutsche Bank AG:
6.00%, 9/01/17		1,040	1,117,372
2.50%, 2/13/19		965	972,125
3.70%, 5/30/24		450	450,479
2.75%, 2/17/25	EUR	2,900	3,063,244
4.50%, 4/01/25	USD	1,250	1,214,581
4.30%, 5/24/28 (b)		22,550	21,724,490
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,006,815
Fifth Third Bank:
1.45%, 2/28/18		400	396,744
2.88%, 10/01/21		610	609,284
HSBC Bank USA N.A., 4.88%, 8/24/20		670	733,989
HSBC Holdings PLC:
4.25%, 3/14/24		600	605,843
6.50%, 5/02/36		600	724,387
6.80%, 6/01/38		430	544,930
6.10%, 1/14/42		400	504,356
5.25%, 3/14/44		470	495,073

BLACKROCK FUNDS II	OCTOBER 31, 2015	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC USA, Inc.:
1.30%, 6/23/17	USD	1,010	$1,008,682
2.00%, 8/07/18		2,510	2,512,693
2.38%, 11/13/19		800	798,644
2.35%, 3/05/20		1,000	990,932
5.00%, 9/27/20		380	417,213
Huntington National Bank, 2.00%, 6/30/18		2,985	2,987,976
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	3,000	3,197,838
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	2,640	2,653,636
5.02%, 6/26/24 (a)		1,300	1,302,096
2.86%, 4/23/25	EUR	595	637,096
3.93%, 9/15/26		4,200	4,787,810
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,091,888
1.80%, 1/25/18		1,420	1,425,174
1.70%, 3/01/18		1,650	1,648,269
6.30%, 4/23/19		800	909,493
2.20%, 10/22/19		1,345	1,340,596
2.25%, 1/23/20		1,000	992,096
4.95%, 3/25/20		1,000	1,097,343
2.55%, 10/29/20		600	597,601
4.35%, 8/15/21		1,380	1,478,998
3.88%, 2/01/24		855	886,858
3.88%, 9/10/24		500	499,467
3.13%, 1/23/25		750	728,621
4.40%, 10/01/27		1,100	1,104,030
6.40%, 5/15/38		270	342,115
5.40%, 1/06/42		550	625,747
5.63%, 8/16/43		850	949,665
4.95%, 6/01/45		600	606,858
Keybank N.A., 1.70%, 6/01/18		1,505	1,502,964
Lloyds Bank PLC:
1.75%, 5/14/18		935	936,615
2.00%, 8/17/18		1,000	1,005,863
Mizuho Bank Ltd., 2.15%, 10/20/18 (a)		1,505	1,509,890
Novo Banco SA:
2.63%, 5/08/17	EUR	800	815,877
4.75%, 1/15/18		1,500	1,536,490
4.00%, 1/21/19		5,400	5,441,911
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)	USD	3,000	3,031,005
PNC Bank N.A.:
2.25%, 7/02/19 (i)		1,520	1,527,080
2.70%, 11/01/22 (i)		300	289,925
PNC Funding Corp.:
4.38%, 8/11/20 (i)		750	817,369
3.30%, 3/08/22 (i)		510	525,461
Popular, Inc., 7.00%, 7/01/19		21,520	20,982,000
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		75	72,000
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,558,813
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	467,937
3.45%, 2/02/21		2,100	2,110,286
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		26,700	28,986,001
5.13%, 5/28/24		6,500	6,664,489
Santander Holdings USA, Inc., 4.63%, 4/19/16		3,110	3,161,592
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		500	499,580
Société Générale SA, 8.25% (b)(h)		3,120	3,284,318
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,333,417

Corporate Bonds		Par (000)	Value
Banks (continued)
2.50%, 7/19/18	USD	1,750	$1,779,145
Swedbank AB:
1.60%, 3/02/18 (a)		2,000	1,996,148
2.20%, 3/04/20 (a)		980	974,519
U.S. Bancorp., 1.95%, 11/15/18		730	737,437
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,126,151
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,395,277
UBS AG:
1.38%, 6/01/17	USD	2,090	2,087,726
1.80%, 3/26/18	EUR	2,025	2,028,013
UniCredit SpA:
6.95%, 10/31/22		780	1,019,176
5.75%, 10/28/25 (b)		4,500	5,406,067
Wachovia Corp.:
5.75%, 6/15/17	USD	1,000	1,070,036
5.75%, 2/01/18		2,350	2,561,267
Wells Fargo & Co.:
1.40%, 9/08/17		700	701,522
2.60%, 7/22/20		820	827,063
3.50%, 3/08/22		1,200	1,247,984
4.48%, 1/16/24		800	844,366
3.55%, 9/29/25		1,000	1,001,436
4.10%, 6/03/26		500	509,537
5.38%, 2/07/35		540	623,996
5.38%, 11/02/43		350	383,325
5.61%, 1/15/44		300	340,144
4.65%, 11/04/44		460	454,205
3.90%, 5/01/45		200	185,998

			346,005,057
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,312,787
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,391,104
2.50%, 7/15/22		825	784,091
Constellation Brands, Inc.:
7.25%, 9/01/16		200	208,750
7.25%, 5/15/17		750	811,875
3.75%, 5/01/21		500	511,250
6.00%, 5/01/22		350	391,125
4.25%, 5/01/23		500	511,875
Cott Beverages, Inc.:
6.75%, 1/01/20		400	424,000
5.38%, 7/01/22		400	398,000
Diageo Investment Corp.:
2.88%, 5/11/22		500	497,273
7.45%, 4/15/35		350	475,639
Dr. Pepper Snapple Group, Inc., 4.50%, 11/15/45		210	210,092
PepsiCo, Inc.:
2.75%, 3/05/22		1,270	1,282,112
2.75%, 4/30/25		800	777,865
3.60%, 8/13/42		575	521,147
4.45%, 4/14/46		270	276,411
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,578,232

			12,363,628
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		185	172,513
Amgen, Inc.:
2.20%, 5/22/19		912	915,977
2.13%, 5/01/20		1,060	1,050,613
2.70%, 5/01/22		750	735,935

28	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
5.15%, 11/15/41	USD	500	$516,400
Baxalta, Inc., 2.00%, 6/22/18 (a)		800	797,777
Biogen, Inc.:
2.90%, 9/15/20		1,750	1,765,391
5.20%, 9/15/45		500	504,249
Celgene Corp.:
2.13%, 8/15/18		1,300	1,309,936
3.55%, 8/15/22		1,000	1,016,134
3.88%, 8/15/25		750	751,976
5.00%, 8/15/45		1,050	1,053,710
Gilead Sciences, Inc.:
1.85%, 9/04/18		165	166,665
2.35%, 2/01/20		1,115	1,124,619
3.50%, 2/01/25		885	893,873
3.60%, 3/01/26		140	141,541
4.50%, 2/01/45		720	698,525
4.75%, 3/01/46		60	60,695

			13,676,529
Building Products — 0.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		400	204,000
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,700	1,738,250
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		490	503,475
Building Materials Corp. of America:
5.38%, 11/15/24 (a)		720	740,700
6.00%, 10/15/25 (a)		2,245	2,385,313
Griffon Corp., 5.25%, 3/01/22		375	368,437
HD Supply, Inc., 5.25%, 12/15/21 (a)		3,098	3,252,900
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	600	691,130
Masco Corp.:
6.13%, 10/03/16	USD	550	572,687
7.13%, 3/15/20		100	116,250
4.45%, 4/01/25		500	501,250
Masonite International Corp., 5.63%, 3/15/23 (a)		360	376,200
Nortek, Inc., 8.50%, 4/15/21		500	530,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,642,875
USG Corp.:
9.75%, 1/15/18		2,070	2,323,575
5.88%, 11/01/21 (a)		1,368	1,441,530
5.50%, 3/01/25 (a)		184	189,290

			17,577,862
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,543,047
Bank of New York Mellon Corp.:
2.30%, 9/11/19		365	369,324
2.15%, 2/24/20		750	750,139
Charles Schwab Corp., 4.45%, 7/22/20		550	602,872
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	625	976,743
Credit Suisse AG:
1.38%, 5/26/17	USD	1,870	1,868,693
6.00%, 2/15/18		1,800	1,948,986
1.70%, 4/27/18		2,190	2,182,977
2.30%, 5/28/19		1,500	1,510,173
5.30%, 8/13/19		750	834,590
3.00%, 10/29/21		580	583,702
6.50%, 8/08/23 (a)		10,000	10,950,000
Credit Suisse Group Funding Guernsey Ltd.:
3.75%, 3/26/25 (a)		1,000	977,679
4.88%, 5/15/45 (a)		650	650,179
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	452,699
E*TRADE Financial Corp., 5.38%, 11/15/22		1,108	1,184,671
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	1,373	1,479,623

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
6.25%, 9/01/17	USD	3,808	$4,133,020
2.38%, 1/22/18		2,140	2,173,343
2.90%, 7/19/18		5,817	5,977,404
2.63%, 1/31/19		2,750	2,796,016
2.55%, 10/23/19		630	634,662
2.60%, 4/23/20		1,500	1,506,151
5.25%, 7/27/21		1,450	1,617,916
3.85%, 7/08/24		680	693,676
3.50%, 1/23/25		750	741,437
3.75%, 5/22/25		395	397,867
4.25%, 10/21/25		155	154,940
6.13%, 2/15/33		970	1,165,717
6.45%, 5/01/36		500	584,479
6.75%, 10/01/37		750	903,841
5.15%, 5/22/45		500	501,891
4.75%, 10/21/45		225	228,222
KCG Holdings, Inc., 6.88%, 3/15/20 (a)		350	332,500
Morgan Stanley:
5.45%, 1/09/17		930	974,169
5.55%, 4/27/17		2,700	2,858,201
1.88%, 1/05/18		1,000	1,005,100
6.63%, 4/01/18		2,726	3,028,215
2.13%, 4/25/18		3,020	3,044,242
2.20%, 12/07/18		225	226,692
2.65%, 1/27/20		2,000	2,013,390
5.75%, 1/25/21		1,370	1,561,401
4.10%, 5/22/23		1,000	1,016,109
3.88%, 4/29/24		860	884,547
4.00%, 7/23/25		365	375,347
4.35%, 9/08/26		500	507,221
3.95%, 4/23/27		1,000	972,707
6.38%, 7/24/42		340	427,443
4.30%, 1/27/45		415	397,738
UBS AG:
1.38%, 8/14/17		1,200	1,197,618
5.88%, 12/20/17		970	1,051,416
5.75%, 4/25/18		750	818,443
4.75%, 2/12/26 (b)	EUR	4,400	5,177,328
Walter Investment Management Corp., 7.88%, 12/15/21	USD	225	182,250
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		1,000	993,950

			83,122,706
Chemicals — 0.3%
Agrium, Inc.:
3.38%, 3/15/25		500	467,162
5.25%, 1/15/45		500	499,227
Air Products & Chemicals, Inc.:
1.20%, 10/15/17		500	497,465
3.35%, 7/31/24		500	506,277
Airgas, Inc., 2.95%, 6/15/16		630	635,793
Ashland, Inc.:
3.88%, 4/15/18		1,212	1,252,905
4.75%, 8/15/22		825	825,454
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding, 7.38%, 5/01/21 (a)		1,580	1,670,850
Blue Cube Spinco, Inc.:
9.75%, 10/15/23 (a)		475	511,813
10.00%, 10/15/25 (a)		325	352,625
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		50	50,188
CF Industries, Inc.:
3.45%, 6/01/23		750	716,617

BLACKROCK FUNDS II	OCTOBER 31, 2015	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
4.95%, 6/01/43	USD	750	$699,520
Chemours Co.:
6.63%, 5/15/23 (a)		885	660,431
7.00%, 5/15/25 (a)		737	549,065
Dow Chemical Co.:
3.00%, 11/15/22		750	736,627
3.50%, 10/01/24		500	490,383
4.38%, 11/15/42		500	449,654
4.63%, 10/01/44		500	467,913
E.I. Du Pont de Nemours & Co., 6.50%, 1/15/28		400	487,506
Eagle Spinco, Inc., 4.63%, 2/15/21		500	486,875
Formosa Group Cayman Ltd., 3.38%, 4/22/25		2,000	1,917,400
Huntsman International LLC:
4.88%, 11/15/20		3,010	2,831,357
5.13%, 4/15/21	EUR	1,153	1,228,275
INEOS Finance PLC, 4.00%, 5/01/23		800	844,531
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	201,500
5.88%, 2/15/19 (a)		2,620	2,620,000
LYB International Finance BV, 4.88%, 3/15/44		750	720,806
LyondellBasell Industries NV:
5.00%, 4/15/19		1,550	1,667,623
5.75%, 4/15/24		750	849,428
Momentive Performance Materials, Inc., 3.88%, 10/24/21		700	560,000
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	500	538,829
Monsanto Co.:
4.20%, 7/15/34	USD	695	634,651
4.40%, 7/15/44		335	298,430
4.70%, 7/15/64		150	127,766
Platform Specialty Products Corp., 6.50%, 2/01/22 (a)		1,038	882,300
PolyOne Corp., 5.25%, 3/15/23		400	401,000
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	543,519
3.63%, 3/15/24		825	817,891
5.63%, 12/01/40		200	219,571
PPG Industries, Inc.:
1.90%, 1/15/16		175	175,442
6.65%, 3/15/18		230	255,096
5.50%, 11/15/40		335	375,668
Praxair, Inc., 3.55%, 11/07/42		200	181,349
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	709	642,433
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	316,000
Sherwin-Williams Co., 1.35%, 12/15/17		500	497,436
TPC Group, Inc., 8.75%, 12/15/20 (a)		600	490,560
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	928	1,017,159
Tronox Finance LLC:
6.38%, 8/15/20	USD	700	498,540
7.50%, 3/15/22 (a)		275	194,563
WR Grace & Co., 5.13%, 10/01/21 (a)		450	468,000
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,500	2,337,500

			38,368,973
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	535	785,576
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	106,500
ADT Corp.:
2.25%, 7/15/17		350	348,250
4.13%, 4/15/19		575	587,937
6.25%, 10/15/21		925	999,000

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
3.50%, 7/15/22	USD	650	$609,375
4.13%, 6/15/23		175	168,437
4.88%, 7/15/42		425	325,125
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	404,550
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		750	654,375
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (g)	EUR	2,423	2,741,862
Cenveo Corp., 6.00%, 8/01/19 (a)	USD	300	263,250
Clean Harbors, Inc.:
5.25%, 8/01/20		450	468,000
5.13%, 6/01/21		450	461,925
Covanta Holding Corp., 5.88%, 3/01/24		1,690	1,677,325
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	315,250
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	425,464
6.38%, 10/15/17 (a)		470	510,901
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,928,500
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,259,440
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	1,870,175
Republic Services, Inc.:
5.00%, 3/01/20		800	882,702
6.20%, 3/01/40		250	293,305
Royal Capital BV, 6.25% (b)(h)		2,150	2,190,313
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,040	3,123,600
SPX FLOW, Inc., 6.88%, 9/01/17		500	530,000
Tervita Corp., 8.00%, 11/15/18 (a)		500	367,500
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,250	1,405,491
Waste Management, Inc., 4.10%, 3/01/45	USD	400	372,215
West Corp., 5.38%, 7/15/22 (a)		725	690,563

			26,766,906
Communications Equipment — 0.2%
Cisco Systems, Inc.:
1.65%, 6/15/18		900	907,269
2.13%, 3/01/19		750	760,612
2.45%, 6/15/20		600	610,289
3.50%, 6/15/25		320	332,163
5.90%, 2/15/39		570	695,830
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		1,776	1,802,640
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	805,749
7.63%, 6/15/21		500	545,000
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,074,877
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		1,450	1,359,375
7.25%, 10/15/20		5,466	4,987,725
7.50%, 4/01/21		325	293,313
5.50%, 8/01/23		1,820	1,500,363
Juniper Networks, Inc., 4.35%, 6/15/25		1,000	995,033
Motorola Solutions, Inc., 3.50%, 9/01/21		650	610,063
Plantronics, Inc., 5.50%, 5/31/23 (a)		636	647,130
Proven Honour Capital Ltd., 4.13%, 5/19/25		2,625	2,618,857
QUALCOMM, Inc.:
1.40%, 5/18/18		645	642,086
2.25%, 5/20/20		600	596,840
3.00%, 5/20/22		665	656,673
3.45%, 5/20/25		500	480,181
4.65%, 5/20/35		400	369,954
4.80%, 5/20/45		50	43,248
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		1,285	1,195,050

30	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)	USD	400	$406,000
ViaSat, Inc., 6.88%, 6/15/20		100	104,750

			25,041,070
Construction & Engineering — 0.1%
Abengoa Finance SAU:
8.88%, 2/05/18	EUR	100	54,982
6.00%, 3/31/21		2,309	1,080,384
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)	USD	650	247,000
AECOM:
5.75%, 10/15/22 (a)		1,050	1,092,000
5.88%, 10/15/24 (a)		1,032	1,065,540
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	3,117,729
Obrascon Huarte Lain SA, 5.50%, 3/15/23	EUR	926	941,905
Officine Maccaferri SpA, 5.75%, 6/01/21		1,253	1,319,234
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	6,000	5,878,074
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		760	755,250

			15,552,098
Construction Materials — 0.0%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	1,296	1,427,285
Kerneos Corp. SAS, 5.75%, 3/01/21		673	725,308
Pfleiderer GmbH, 7.88%, 8/01/19		1,455	1,649,991
Vulcan Materials Co., 7.50%, 6/15/21	USD	300	355,500

			4,158,084
Consumer Finance — 0.6%
Ally Financial, Inc.:
2.75%, 1/30/17		225	226,125
5.50%, 2/15/17		1,125	1,167,187
6.25%, 12/01/17		200	213,500
3.25%, 2/13/18		750	753,750
3.60%, 5/21/18		850	860,625
4.75%, 9/10/18		125	130,000
3.50%, 1/27/19		150	150,937
8.00%, 3/15/20		400	473,000
4.13%, 3/30/20		1,200	1,239,000
7.50%, 9/15/20		375	437,813
5.13%, 9/30/24		2,075	2,186,427
4.63%, 3/30/25		2,405	2,423,037
8.00%, 11/01/31		6,828	8,278,950
American Express Co.:
1.55%, 5/22/18		580	577,866
4.05%, 12/03/42		370	354,939
American Express Credit Corp.:
1.13%, 6/05/17		850	847,232
2.13%, 7/27/18		910	918,774
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,035,858
2.45%, 4/24/19		4,350	4,354,024
3.20%, 2/05/25		1,000	964,924
4.20%, 10/29/25		210	209,999
Capital One N.A.:
1.65%, 2/05/18		1,000	994,327
1.50%, 3/22/18		1,400	1,378,346
2.95%, 7/23/21		1,000	994,945
Cerved Group SpA, 6.38%, 1/15/20	EUR	796	909,414
Discover Bank, 2.00%, 2/21/18	USD	1,500	1,488,759
Enova International, Inc., 9.75%, 6/01/21		300	254,250
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	101,351
3.98%, 6/15/16		100	101,543
8.00%, 12/15/16		620	663,291
1.72%, 12/06/17		4,040	4,008,254
2.38%, 1/16/18		1,500	1,507,866

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
5.00%, 5/15/18	USD	2,030	$2,155,917
2.88%, 10/01/18		930	941,538
3.16%, 8/04/20		1,000	1,010,733
5.88%, 8/02/21		750	854,909
General Motors Financial Co., Inc.:
3.45%, 4/10/22		750	732,392
4.00%, 1/15/25		750	735,355
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		695	681,100
6.88%, 4/15/22 (a)		1,351	1,269,940
Navient Corp.:
6.00%, 1/25/17		850	872,270
4.63%, 9/25/17		125	126,400
8.45%, 6/15/18		1,400	1,501,500
5.50%, 1/15/19		800	795,000
4.88%, 6/17/19		1,000	967,500
8.00%, 3/25/20		875	927,500
5.00%, 10/26/20		500	468,125
5.88%, 3/25/21		1,000	946,250
7.25%, 1/25/22		175	172,375
5.50%, 1/25/23		395	355,994
6.13%, 3/25/24		695	627,237
5.88%, 10/25/24		670	597,975
5.63%, 8/01/33		75	54,938
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,499,813
5.25%, 12/15/19		600	597,000
7.75%, 10/01/21		250	269,063
Synchrony Financial:
1.88%, 8/15/17		665	665,440
4.50%, 7/23/25		10,775	10,915,420
Toyota Motor Credit Corp.:
1.25%, 10/05/17		1,000	1,002,936
2.00%, 10/24/18		990	1,002,711
2.13%, 7/18/19		500	503,963
Unican Ltd.:
5.80%, 5/30/17	CNH	13,500	2,116,416
5.15%, 7/02/18		6,000	920,516

			77,494,539
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.34%, 12/15/19 (a)(b)	USD	500	492,500
4.25%, 1/15/22	EUR	2,532	2,812,158
Ball Corp.:
5.00%, 3/15/22	USD	400	413,000
4.00%, 11/15/23		300	292,500
5.25%, 7/01/25		1,050	1,067,063
Berry Plastics Corp.:
5.50%, 5/15/22		150	154,500
5.13%, 7/15/23		600	594,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/16 (a)		230	230,000
6.00%, 6/15/17 (a)		751	754,755
Cascades, Inc., 5.50%, 7/15/22 (a)		425	413,313
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		700	727,125
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	751,875
Crown European Holdings SA, 4.00%, 7/15/22	EUR	518	594,540
Horizon Holdings I SASU, 7.25%, 8/01/23		175	200,144
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (g)		350	402,251

BLACKROCK FUNDS II	OCTOBER 31, 2015	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	$356,783
5.88%, 8/15/23 (a)		450	477,563
ProGroup AG, 5.13%, 5/01/22	EUR	293	338,227
Sealed Air Corp.:
5.25%, 4/01/23 (a)	USD	1,450	1,515,250
5.13%, 12/01/24 (a)		374	384,285
5.50%, 9/15/25 (a)		307	323,885
SGD Group SAS, 5.63%, 5/15/19	EUR	1,708	1,921,307
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	102,000

			15,319,024
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	98,250
Diversified Consumer Services — 0.0%
Block Financial LLC, 4.13%, 10/01/20		900	913,953
Cleveland Clinic Foundation, 4.86%, 1/01/14		125	118,534
IHS, Inc., 5.00%, 11/01/22		500	505,000
Service Corp. International, 5.38%, 5/15/24		1,950	2,079,187

			3,616,674
Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19		650	657,800
4.25%, 7/01/20		1,000	1,023,750
4.63%, 10/30/20		1,348	1,396,865
4.50%, 5/15/21		1,150	1,181,625
5.00%, 10/01/21		1,750	1,828,750
4.63%, 7/01/22		2,282	2,330,493
Aircastle Ltd.:
6.75%, 4/15/17		300	318,750
6.25%, 12/01/19		100	109,250
7.63%, 4/15/20		880	1,015,300
5.13%, 3/15/21		575	606,625
5.50%, 2/15/22		250	264,375
Ally Financial, Inc., 3.75%, 11/18/19		750	759,750
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		760	731,500
Bear Stearns Cos. LLC, 7.25%, 2/01/18		1,430	1,599,705
BP Capital Markets PLC:
1.85%, 5/05/17		750	757,287
2.24%, 5/10/19		825	831,046
2.52%, 1/15/20		275	279,040
4.50%, 10/01/20		825	905,168
4.74%, 3/11/21		715	794,200
3.06%, 3/17/22		425	426,970
3.99%, 9/26/23		855	896,832
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	329,375
CME Group, Inc.:
3.00%, 9/15/22		560	563,780
3.00%, 3/15/25		850	845,139
5.30%, 9/15/43		225	255,918
CNH Industrial Capital LLC:
6.25%, 11/01/16		200	206,000
3.25%, 2/01/17		300	300,765
3.63%, 4/15/18		200	200,500
3.88%, 7/16/18 (a)		500	501,250
3.38%, 7/15/19		250	245,937
CNO Financial Group. Inc.:
4.50%, 5/30/20		35	36,400
5.25%, 5/30/25		370	393,125
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,500	2,323,950

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	750	$746,250
Doric Nimrod Air Alpha Pass-Through Trust:
Series 2013-1, Class A, 5.25%, 5/30/23 (a)		8,681	9,028,359
Series 2013-1, Class B, 6.13%, 11/30/19 (a)		3,895	4,021,582
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	400	622,002
General Electric Capital Corp.:
4.63%, 1/07/21	USD	622	688,699
6.75%, 3/15/32		187	245,239
6.15%, 8/07/37		215	273,097
5.88%, 1/14/38		1,001	1,235,424
6.88%, 1/10/39		152	206,805
General Motors Financial Co., Inc., 3.20%, 7/13/20		2,250	2,232,185
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	169,000
Hyundai Capital America, 2.40%, 10/30/18 (a)		935	935,207
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		1,620	1,638,954
4.88%, 3/15/19		2,569	2,627,573
6.00%, 8/01/20		2,757	2,877,619
5.88%, 2/01/22		500	515,000
ING Bank NV, 1.80%, 3/16/18 (a)		1,150	1,149,967
Intercontinental Exchange, Inc., 2.50%, 10/15/18		1,250	1,272,035
JPMorgan Chase & Co., 6.00%, 1/15/18		3,257	3,554,377
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	974,030
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		300	303,901
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,557,924
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,236,316
5.25%, 7/15/44		500	525,268
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	663,075
5.75%, 8/15/25 (a)		895	943,777
Nasdaq, Inc., 4.25%, 6/01/24		750	762,028
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	620,457
2.35%, 6/15/20		400	400,031
Nielsen Co. Luxembourg SARL, 5.50%, 10/01/21 (a)		100	103,625
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	371,437
7.25%, 12/15/21 (a)		700	731,500
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	3,854,000
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	818,813
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,644,915
6.10%, 6/10/23		250	271,954
3.63%, 3/25/24 (b)	EUR	2,700	3,048,959
Santander Issuances SAU, 2.50%, 3/18/25		3,300	3,457,985
Société Générale SA, 4.25%, 4/14/25 (a)	USD	10,005	9,738,557
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,571,303
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		75	58,875
Total Capital Canada Ltd.:
1.45%, 1/15/18		1,300	1,303,839
2.75%, 7/15/23		1,500	1,469,373
Total Capital International SA, 1.55%, 6/28/17		715	720,706

32	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Total Capital SA, 4.45%, 6/24/20	USD	615	$675,448
United Group BV, 7.88%, 11/15/20	EUR	2,585	3,037,314
Voya Financial, Inc., 2.90%, 2/15/18	USD	4,200	4,286,365
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,064,600
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,246,328

			108,419,297
Diversified Telecommunication Services — 1.0%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	500	515,000
6.75%, 11/15/20 (a)		2,446	2,598,875
6.45%, 3/15/29		2,800	2,957,500
Altice Financing SA:
6.50%, 1/15/22 (a)		1,270	1,285,875
5.25%, 2/15/23	EUR	1,657	1,840,342
6.63%, 2/15/23 (a)	USD	2,927	2,934,317
Altice Finco SA, 7.63%, 2/15/25 (a)		36	34,110
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	2,930	3,125,316
7.75%, 5/15/22 (a)	USD	4,185	4,028,063
6.25%, 2/15/25	EUR	1,079	1,053,039
7.63%, 2/15/25 (a)	USD	2,019	1,856,471
AT&T, Inc.:
5.50%, 2/01/18		1,000	1,081,943
2.38%, 11/27/18		2,000	2,028,340
2.45%, 6/30/20		1,440	1,425,927
2.63%, 12/01/22		1,000	951,193
3.40%, 5/15/25		1,000	970,383
4.50%, 5/15/35		750	701,516
6.55%, 2/15/39		750	867,926
5.35%, 9/01/40		750	747,523
4.80%, 6/15/44		500	464,877
4.35%, 6/15/45		750	649,405
4.75%, 5/15/46		750	688,618
Avaya, Inc., 7.00%, 4/01/19 (a)		1,311	1,065,187
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (j)		1,000	30,000
British Telecommunications PLC, 9.63%, 12/15/30		300	452,328
CenturyLink, Inc.:
6.00%, 4/01/17		750	787,500
5.63%, 4/01/20		2,800	2,803,192
6.45%, 6/15/21		800	806,000
5.80%, 3/15/22		650	632,125
5.63%, 4/01/25		750	673,125
7.60%, 9/15/39		725	619,875
7.65%, 3/15/42		200	171,000
Cincinnati Bell, Inc., 8.38%, 10/15/20		450	469,125
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(g)		125	130,000
CommScope, Inc.:
4.38%, 6/15/20 (a)		1,233	1,257,660
5.00%, 6/15/21 (a)		450	452,813
5.50%, 6/15/24 (a)		768	760,320
Consolidated Communications, Inc., 6.50%, 10/01/22		885	782,783
Digicel Ltd., 6.00%, 4/15/21 (a)		3,460	3,114,000
Frontier Communications Corp.:
8.25%, 4/15/17		200	213,500
8.13%, 10/01/18		150	158,250
8.50%, 4/15/20		750	772,500
8.88%, 9/15/20 (a)		580	602,110
6.25%, 9/15/21		2,530	2,259,290
10.50%, 9/15/22 (a)		1,185	1,229,437
7.13%, 1/15/23		495	441,787

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
7.63%, 4/15/24	USD	1,382	$1,236,890
6.88%, 1/15/25		840	725,841
11.00%, 9/15/25 (a)		3,121	3,271,183
9.00%, 8/15/31		450	407,025
Level 3 Communications, Inc., 5.75%, 12/01/22		300	307,500
Level 3 Financing, Inc.:
7.00%, 6/01/20		500	530,000
8.63%, 7/15/20		1,000	1,056,250
6.13%, 1/15/21		25	26,344
5.38%, 8/15/22		2,647	2,693,323
5.63%, 2/01/23		1,178	1,210,395
5.13%, 5/01/23 (a)		1,969	1,991,151
5.38%, 1/15/24 (a)		636	643,950
5.38%, 5/01/25 (a)		2,428	2,434,070
Orange SA, 4.13%, 9/14/21		750	799,580
PCCW Capital No 4 Ltd., 5.75%, 4/17/22		2,000	2,155,356
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,710	1,936,814
Qwest Corp., 6.75%, 12/01/21	USD	500	537,250
SoftBank Group Corp., 4.50%, 4/15/20 (a)		1,600	1,585,600
Telecom Italia Capital SA:
7.00%, 6/04/18		725	799,313
7.18%, 6/18/19		225	254,227
6.38%, 11/15/33		225	217,521
6.00%, 9/30/34		600	564,000
7.20%, 7/18/36		1,500	1,545,000
7.72%, 6/04/38		125	133,125
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,075	1,569,743
Telecom Italia SpA:
5.88%, 5/19/23	GBP	1,350	2,230,438
5.30%, 5/30/24 (a)	USD	1,600	1,608,000
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,689	1,998,929
6.75%, 8/15/24		1,600	1,930,986
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		666	713,033
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	650	650,813
4.00%, 1/15/27	EUR	825	852,325
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	450	479,250
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		585	618,637
Verizon Communications, Inc.:
1.35%, 6/09/17		1,000	1,001,069
3.65%, 9/14/18		1,000	1,054,703
2.63%, 2/21/20		1,000	1,009,934
4.50%, 9/15/20		1,000	1,084,241
3.50%, 11/01/21		1,250	1,288,489
2.45%, 11/01/22		500	481,571
5.15%, 9/15/23		1,500	1,671,909
6.40%, 9/15/33		350	404,517
5.05%, 3/15/34		500	504,199
4.40%, 11/01/34		350	328,976
5.85%, 9/15/35		350	386,397
4.27%, 1/15/36		500	458,287
6.55%, 9/15/43		1,000	1,197,028
4.86%, 8/21/46		1,300	1,244,493
4.52%, 9/15/48		1,000	898,325
5.01%, 8/21/54		750	693,294
4.67%, 3/15/55		750	659,066
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	211,000
4.00%, 7/15/20	EUR	4,197	4,678,692
4.75%, 7/15/20 (a)	USD	1,000	1,017,500

BLACKROCK FUNDS II	OCTOBER 31, 2015	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
7.00%, 4/23/21	EUR	215	$244,156
7.38%, 4/23/21 (a)	USD	2,000	2,015,000
Windstream Services LLC:
7.88%, 11/01/17		750	795,465
7.75%, 10/15/20		500	450,000
7.75%, 10/01/21		575	494,500
7.50%, 4/01/23		500	417,500
6.38%, 8/01/23		350	277,375

			118,172,014
Electric Utilities — 0.3%
AES Gener SA, 5.00%, 7/14/25 (a)		2,375	2,389,765
Alabama Power Co., 3.75%, 3/01/45		130	119,012
Appalachian Power Co., 4.45%, 6/01/45		1,000	972,269
Arizona Public Service Co., 4.70%, 1/15/44		250	265,557
Berkshire Hathaway Energy Co., 5.75%, 4/01/18		1,000	1,097,561
CE Energy A/S, 7.00%, 2/01/21	EUR	495	559,976
Commonwealth Edison Co., 6.15%, 9/15/17	USD	400	434,553
Connecticut Light & Power Co., 4.30%, 4/15/44		125	127,325
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		2,030	2,024,925
Duke Energy Carolinas LLC, 6.05%, 4/15/38		805	1,010,880
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,836,417
Duke Energy Progress LLC:
4.10%, 5/15/42		515	512,819
4.15%, 12/01/44		500	501,605
Entergy Arkansas, Inc., 3.05%, 6/01/23		250	247,127
Exelon Corp.:
1.55%, 6/09/17		600	599,160
3.95%, 6/15/25		750	757,111
5.10%, 6/15/45		1,000	1,029,241
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,104
4.25%, 3/15/23		1,000	1,010,775
7.38%, 11/15/31		600	716,000
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	869,065
Florida Power & Light Co., 3.80%, 12/15/42		725	693,085
Georgia Power Co.:
2.85%, 5/15/22		670	658,147
5.95%, 2/01/39		470	536,863
4.30%, 3/15/42		500	461,955
Hero Asia Investment Ltd., 5.25% (b)(h)		1,500	1,498,764
Jersey Central Power & Light Co., 5.63%, 5/01/16		1,400	1,425,754
Kentucky Utilities Co., 4.65%, 11/15/43		100	107,133
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,022,000
6.75%, 12/30/31		575	743,653
Northern States Power Co., 4.13%, 5/15/44		530	533,408
NSTAR Electric Co., 4.40%, 3/01/44		250	259,482
Oglethorpe Power Corp., 4.20%, 12/01/42		400	373,321
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	236,493
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		500	544,732
PacifiCorp.:
2.95%, 6/01/23		300	298,960
6.35%, 7/15/38		310	395,161
PECO Energy Co., 5.95%, 10/01/36		865	1,060,528
Potomac Electric Power Co., 4.15%, 3/15/43		450	447,173
Public Service Co. of Colorado, 4.30%, 3/15/44		450	462,813

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Puget Sound Energy, Inc.:
5.80%, 3/15/40	USD	250	$306,444
5.64%, 4/15/41		250	301,239
Sierra Pacific Power Co., 3.38%, 8/15/23		580	592,621
Southern California Edison Co.:
6.05%, 3/15/39		665	833,755
4.65%, 10/01/43		300	325,794
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)		900	823,320
4.60%, 12/15/21		600	514,965
6.50%, 6/01/25 (a)		285	252,937
Toledo Edison Co., 6.15%, 5/15/37		500	572,411
Viridian Group Fundco II Ltd., 7.50%, 3/01/20	EUR	617	675,940
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	557,963

			34,648,061
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18		3,350	3,446,450
General Cable Corp., 5.75%, 10/01/22		425	366,563
GrafTech International Ltd., 6.38%, 11/15/20		413	235,410

			4,048,423
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,022,096
Belden, Inc.:
5.50%, 9/01/22 (a)		575	569,250
5.50%, 4/15/23	EUR	2,749	3,026,566
Corning, Inc.:
1.45%, 11/15/17	USD	250	248,660
4.75%, 3/15/42		200	194,943
Zebra Technologies Corp., 7.25%, 10/15/22		750	818,437

			5,879,952
Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc., 6.50%, 2/01/20		625	481,250
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		3,330	1,889,775
Ensco PLC:
4.70%, 3/15/21		1,000	899,874
4.50%, 10/01/24		400	326,382
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,436	1,446,411
Halliburton Co.:
2.00%, 8/01/18		500	502,384
3.50%, 8/01/23		120	119,843
McDermott International, Inc., 8.00%, 5/01/21 (a)		500	430,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	95,750
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		440	345,950
PHI, Inc., 5.25%, 3/15/19		600	531,000
Seventy Seven Energy, Inc., 6.50%, 7/15/22		333	100,733
Transocean, Inc.:
5.55%, 12/15/16		500	497,345
3.00%, 10/15/17		667	612,306
6.00%, 3/15/18		1,366	1,281,308
6.50%, 11/15/20		702	562,190
6.38%, 12/15/21		1,000	791,250
4.30%, 10/15/22		568	371,256
7.50%, 4/15/31		500	337,500
6.80%, 3/15/38		550	349,250
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	3,657	4,263,028

34	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 4.50%, 4/15/22	USD	375	$293,437

			16,528,222
Food & Staples Retailing — 0.2%
Brakes Capital, 7.13%, 12/15/18	GBP	1,000	1,597,120
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	623,314
CVS Health Corp.:
1.90%, 7/20/18		2,250	2,267,127
2.80%, 7/20/20		1,000	1,016,946
4.75%, 12/01/22 (a)		220	239,794
5.00%, 12/01/24 (a)		139	154,394
3.88%, 7/20/25		1,000	1,028,547
4.88%, 7/20/35		750	789,499
5.13%, 7/20/45		1,250	1,340,106
Ingles Markets, Inc., 5.75%, 6/15/23		500	510,000
Kroger Co.:
3.85%, 8/01/23		1,000	1,038,150
5.15%, 8/01/43		500	529,351
Rite Aid Corp.:
9.25%, 3/15/20		1,000	1,073,750
6.75%, 6/15/21		550	590,563
6.13%, 4/01/23 (a)		2,881	3,104,277
Sysco Corp.:
2.60%, 10/01/20		835	843,550
3.75%, 10/01/25		600	610,728
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	800	800,501
Tesco PLC:
2.70%, 1/05/17 (a)	USD	250	250,883
5.50%, 11/15/17 (a)		1,000	1,057,369
6.15%, 11/15/37 (a)		700	647,075
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/21		750	749,525
3.80%, 11/18/24		600	595,503
4.50%, 11/18/34		400	370,752
4.80%, 11/18/44		500	463,129
Wal-Mart Stores, Inc.:
4.13%, 2/01/19		600	647,229
4.25%, 4/15/21		1,000	1,108,902
7.55%, 2/15/30		445	625,616
6.50%, 8/15/37		805	1,050,679
6.20%, 4/15/38		365	466,373

			26,190,752
Food Products — 0.3%
Aramark Services, Inc., 5.75%, 3/15/20		1,958	2,043,663
B&G Foods, Inc., 4.63%, 6/01/21		475	473,219
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	706	1,123,732
Bestfoods, 6.63%, 4/15/28	USD	125	161,184
Boparan Finance PLC:
4.38%, 7/15/21	EUR	220	218,945
5.50%, 7/15/21	GBP	827	1,160,156
ConAgra Foods, Inc., 3.20%, 1/25/23		1,500	1,430,193
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	527,500
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,663,537
Findus Bondco SA, 9.13%, 7/01/18	EUR	1,100	1,264,810
FPC Finance Ltd., 6.00%, 6/28/19	USD	1,000	1,055,162
FPC Treasury Ltd., 4.50%, 4/16/23		1,500	1,485,000
Hershey Co., 4.13%, 12/01/20		400	432,640
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	104,750
7.25%, 6/01/21 (a)		1,100	1,150,875
7.25%, 6/01/21 (a)		100	104,625
5.88%, 7/15/24 (a)		500	490,000
5.75%, 6/15/25 (a)		500	483,750

Corporate Bonds		Par (000)	Value
Food Products (continued)
JM Smucker Co., 1.75%, 3/15/18	USD	1,000	$1,001,816
Kraft Heinz Foods Co.:
2.00%, 7/02/18 (a)		1,000	1,002,962
2.80%, 7/02/20 (a)		1,000	1,003,890
3.50%, 7/15/22 (a)		1,250	1,273,919
3.95%, 7/15/25 (a)		750	767,925
5.00%, 7/15/35 (a)		400	417,253
5.20%, 7/15/45 (a)		1,000	1,060,174
Mead Johnson Nutrition Co., 3.00%, 11/15/20		815	818,295
Mondelez International, Inc., 4.00%, 2/01/24		700	730,738
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		135	138,037
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	517,500
7.38%, 2/15/22		1,000	1,053,600
6.00%, 12/15/22 (a)		400	402,000
7.75%, 3/15/24 (a)		1,283	1,366,395
8.00%, 7/15/25 (a)		467	506,695
R&R Ice Cream PLC:
9.25% (9.25% Cash or 10.00% PIK), 5/15/18 (g)	EUR	3,163	3,512,421
4.75%, 5/15/20		105	118,460
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	1,894,970
Tingyi Cayman Islands Holding Corp., 4.38%, 8/06/18	CNH	8,000	1,252,659
WhiteWave Foods Co., 5.38%, 10/01/22	USD	725	777,563
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,141,013

			38,132,026
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	380,629
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,233,990

			2,614,619
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories:
2.55%, 3/15/22		500	500,524
6.00%, 4/01/39		435	538,504
5.30%, 5/27/40		450	511,174
Alere, Inc.:
7.25%, 7/01/18		1,210	1,261,425
6.38%, 7/01/23 (a)		376	391,040
Becton Dickinson and Co.:
3.25%, 11/12/20		1,000	1,015,074
3.88%, 5/15/24		1,000	1,028,863
Boston Scientific Corp.:
2.85%, 5/15/20		2,000	1,998,778
3.85%, 5/15/25		1,000	994,038
Covidien International Finance SA:
3.20%, 6/15/22		445	447,520
6.55%, 10/15/37		165	213,015
Hologic, Inc., 5.25%, 7/15/22 (a)		1,294	1,350,613
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,269,879
4.38%, 3/15/35		315	326,218
4.63%, 3/15/45		695	730,631
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,444,800
3.25%, 4/15/23		345	340,942
3.88%, 9/15/25		165	167,535
4.75%, 4/15/43		450	445,680
Stryker Corp.:
3.38%, 5/15/24		635	642,127
3.38%, 11/01/25		350	349,841
4.38%, 5/15/44		600	602,449

BLACKROCK FUNDS II	OCTOBER 31, 2015	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Universal Hospital Services, Inc., 7.63%, 8/15/20	USD	200	$190,750
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		405	405,120

			17,166,540
Health Care Providers & Services — 0.8%
3AB Optique Developement SAS, 5.63%, 4/15/19	EUR	195	207,047
Acadia Healthcare Co., Inc., 5.63%, 2/15/23	USD	154	154,193
Aetna, Inc.:
1.75%, 5/15/17		1,624	1,632,567
2.20%, 3/15/19		760	761,183
2.75%, 11/15/22		450	441,796
4.13%, 11/15/42		1,080	1,015,006
AmerisourceBergen Corp.:
3.40%, 5/15/24		535	528,405
4.25%, 3/01/45		500	458,971
Amsurg Corp., 5.63%, 7/15/22		2,715	2,667,487
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,057,768
5.88%, 6/15/17		683	728,804
1.88%, 1/15/18		780	782,924
3.30%, 1/15/23		250	247,895
4.63%, 5/15/42		750	731,738
5.10%, 1/15/44		400	418,249
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,087,705
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	908	1,288,484
Centene Corp., 4.75%, 5/15/22	USD	557	554,215
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,645	1,675,844
8.00%, 11/15/19		1,400	1,456,000
7.13%, 7/15/20		1,500	1,537,500
5.13%, 8/01/21		175	180,687
6.88%, 2/01/22		4,056	4,086,420
Cigna Corp.:
4.38%, 12/15/20		1,100	1,170,853
5.38%, 2/15/42		325	358,480
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		1,000	1,050,000
5.13%, 7/15/24		2,943	2,987,145
5.00%, 5/01/25		2,053	2,038,009
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,410,343
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	1,775	2,039,714
Ephios Holdco II PLC, 8.25%, 7/01/23		384	432,358
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	759	789,360
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	542,500
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	761,250
4.13%, 10/15/20 (a)		400	408,500
5.88%, 1/31/22 (a)		500	545,000
HCA Holdings, Inc., 6.25%, 2/15/21		545	595,413
HCA, Inc.:
6.50%, 2/15/16		500	506,500
8.00%, 10/01/18		100	113,375
3.75%, 3/15/19		1,500	1,526,250
6.50%, 2/15/20		2,869	3,209,694
7.50%, 2/15/22		4,518	5,195,700
5.88%, 5/01/23		2,344	2,484,640
5.00%, 3/15/24		2,165	2,229,950
5.38%, 2/01/25		3,035	3,114,669
5.25%, 4/15/25		450	465,750
HealthSouth Corp., 5.75%, 11/01/24		1,256	1,256,000

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc.:
3.15%, 12/01/22	USD	500	$494,315
4.95%, 10/01/44		500	508,251
IDH Finance PLC, 6.00%, 12/01/18	GBP	570	886,616
Kindred Healthcare, Inc.:
8.00%, 1/15/20 (a)	USD	500	517,500
6.38%, 4/15/22		600	567,000
8.75%, 1/15/23 (a)		100	104,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		1,200	1,267,080
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,000	998,061
LifePoint Hospitals, Inc., 5.50%, 12/01/21		800	812,000
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	174,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	823,566
5.75%, 8/01/22 (a)		575	546,607
5.63%, 10/15/23 (a)		1,042	983,387
5.50%, 4/15/25 (a)		719	654,067
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,061,519
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	189,819
NBTY, Inc., 9.00%, 10/01/18		100	102,375
Quest Diagnostics, Inc., 2.50%, 3/30/20		1,000	991,467
Select Medical Corp., 6.38%, 6/01/21		500	442,500
Tenet Healthcare Corp.: 6.25%, 11/01/18		850	905,250
5.00%, 3/01/19		2,731	2,669,553
5.50%, 3/01/19		800	788,000
4.75%, 6/01/20		150	152,250
3.84%, 6/15/20 (a)(b)		914	907,145
6.00%, 10/01/20		2,225	2,403,000
4.38%, 10/01/21		150	149,625
8.13%, 4/01/22		3,737	3,951,877
6.75%, 6/15/23		2,358	2,340,315
UnitedHealth Group, Inc.:
1.90%, 7/16/18		1,095	1,108,002
2.30%, 12/15/19		435	439,867
3.35%, 7/15/22		1,200	1,243,426
2.88%, 3/15/23		940	938,181
4.63%, 7/15/35		400	424,474
5.95%, 2/15/41		765	917,435
4.25%, 3/15/43		410	404,950
4.75%, 7/15/45		525	558,071
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	800	1,257,939
11.00%, 2/01/19		1,000	1,591,694
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	632,225

			95,840,000
Hotels, Restaurants & Leisure — 0.4%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	456,750
6.00%, 4/01/22 (a)		1,750	1,830,937
Boyd Gaming Corp., 6.88%, 5/15/23		1,046	1,108,760
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/01/20		600	595,500
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	310,313

36	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp., 1.88%, 12/15/17	USD	1,710	$1,719,355
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	104,250
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	450	466,637
Enterprise Funding Ltd., 3.50%, 9/10/20 (k)	GBP	400	533,391
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	5,060,961
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	2,640	2,763,209
International Game Technology PLC:
7.50%, 6/15/19		400	429,000
4.13%, 2/15/20	EUR	900	995,901
5.63%, 2/15/20 (a)	USD	200	202,500
6.25%, 2/15/22 (a)		1,000	975,000
4.75%, 2/15/23	EUR	935	994,757
6.50%, 2/15/25 (a)	USD	1,150	1,081,000
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	2,693	2,742,218
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,535,540
2.20%, 5/26/20		600	595,842
3.25%, 6/10/24		735	727,130
6.30%, 10/15/37		665	797,516
4.60%, 5/26/45		200	196,205
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	285	303,462
MGM Resorts International:
10.00%, 11/01/16	USD	425	456,029
7.63%, 1/15/17		500	531,835
8.63%, 2/01/19		1,868	2,110,840
5.25%, 3/31/20		125	127,500
6.75%, 10/01/20		2,010	2,140,650
6.63%, 12/15/21		650	693,875
7.75%, 3/15/22		1,125	1,248,750
6.00%, 3/15/23		920	933,800
NCL Corp. Ltd., 5.25%, 11/15/19 (a)		500	518,750
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	105,375
6.38%, 8/01/21		555	591,075
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	200	321,807
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,441	1,639,334
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	300	319,500
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		786	797,790
Scientific Games International, Inc., 7.00%, 1/01/22 (a)		650	653,250
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,504,375
Snai SpA, 7.63%, 6/15/18	EUR	559	620,083
Starbucks Corp., 3.85%, 10/01/23	USD	465	496,080
Station Casinos LLC, 7.50%, 3/01/21		820	875,350
Viking Cruises Ltd., 8.50%, 10/15/22 (a)		350	380,625
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	214	349,695
Wyndham Worldwide Corp., 5.10%, 10/01/25	USD	1,000	1,023,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22		650	643,500
4.25%, 5/30/23 (a)		50	44,500
5.50%, 3/01/25 (a)		1,350	1,267,043

			46,920,857
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	457,800

Corporate Bonds		Par (000)	Value
Household Durables (continued)
APX Group, Inc., 6.38%, 12/01/19	USD	600	$583,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	701,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	147,375
CalAtlantic Group, Inc.:
8.38%, 5/15/18		2,070	2,380,500
6.63%, 5/01/20		1,035	1,146,263
8.38%, 1/15/21		1,735	2,058,231
DR Horton, Inc.:
3.75%, 3/01/19		350	359,625
4.00%, 2/15/20		520	535,600
Jarden Corp.:
7.50%, 5/01/17		300	323,250
1.88%, 9/15/18 (k)		460	687,125
5.00%, 11/15/23 (a)		299	307,223
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		478	449,320
KB Home:
4.75%, 5/15/19		227	223,231
7.00%, 12/15/21		716	724,950
Lennar Corp.:
4.75%, 12/15/17		640	662,400
4.50%, 6/15/19		450	466,875
4.50%, 11/15/19		641	663,435
4.75%, 11/15/22		750	750,000
4.88%, 12/15/23		540	537,975
4.75%, 5/30/25		175	173,250
Magnolia BC SA, 9.00%, 8/01/20	EUR	500	592,547
Newell Rubbermaid, Inc.:
2.15%, 10/15/18	USD	735	734,411
3.90%, 11/01/25		225	223,118
PulteGroup, Inc., 6.38%, 5/15/33		395	407,245
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		553	578,576
6.13%, 4/01/25 (a)		559	585,553
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	100,750
Toll Brothers Finance Corp., 4.88%, 11/15/25		70	69,913

			17,631,791
Household Products — 0.1%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		1,255	1,320,887
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	489,600
HRG Group, Inc., 7.88%, 7/15/19		325	344,906
Kimberly-Clark Corp., 3.88%, 3/01/21		200	218,054
Procter & Gamble Co.:
5.50%, 2/01/34		300	360,371
5.55%, 3/05/37		465	568,968
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		400	414,500
5.75%, 10/15/20		4,632	4,817,280
6.88%, 2/15/21		855	893,475
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	516,250
Spectrum Brands, Inc.:
6.38%, 11/15/20		941	1,004,517
6.63%, 11/15/22		2,290	2,501,825
6.13%, 12/15/24 (a)		827	891,093
5.75%, 7/15/25 (a)		1,411	1,504,479
Stena AB, 7.00%, 2/01/24 (a)		500	456,250

BLACKROCK FUNDS II	OCTOBER 31, 2015	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Products (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	1,116	$1,085,310

			17,387,765
Independent Power and Renewable Electricity Producers — 0.2%
Abengoa Yield PLC, 7.00%, 11/15/19 (a)		200	182,000
AES Corp.:
7.38%, 7/01/21		900	958,500
4.88%, 5/15/23		650	602,875
5.50%, 3/15/24		200	189,000
5.50%, 4/15/25		700	651,000
Calpine Corp.:
6.00%, 1/15/22 (a)		918	964,818
5.38%, 1/15/23		1,386	1,325,363
7.88%, 1/15/23 (a)		688	738,740
5.88%, 1/15/24 (a)		545	569,525
5.75%, 1/15/25		1,869	1,770,877
DPL, Inc., 7.25%, 10/15/21		150	150,563
Dynegy, Inc.:
6.75%, 11/01/19		2,790	2,783,025
7.38%, 11/01/22		1,365	1,368,413
5.88%, 6/01/23		100	93,500
7.63%, 11/01/24		1,000	1,002,500
GenOn Energy, Inc.:
7.88%, 6/15/17		300	278,250
9.50%, 10/15/18		300	264,000
9.88%, 10/15/20		500	414,375
InterGen NV, 7.00%, 6/30/23 (a)		200	172,500
NRG Energy, Inc.:
7.63%, 1/15/18		1,000	1,047,500
8.25%, 9/01/20		500	512,500
7.88%, 5/15/21		1,188	1,182,060
6.25%, 7/15/22		675	621,000
6.63%, 3/15/23		150	139,500
6.25%, 5/01/24		1,389	1,243,155
NRG Yield Operating LLC, 5.38%, 8/15/24		690	631,350
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	545,554
2.95%, 4/01/25		750	716,285
Terraform Global Operating LLC, 9.75%, 8/15/22 (a)		525	469,875
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		620	571,950

			22,160,553
Industrial Conglomerates — 0.1%
GE Capital International Funding Co.:
0.96%, 4/15/16 (a)		3,391	3,390,332
2.34%, 11/15/20 (a)		1,760	1,765,051
4.42%, 11/15/35 (a)		3,175	3,294,977
General Electric Co.:
5.25%, 12/06/17		605	652,975
4.50%, 3/11/44		665	689,777
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		850	918,161
Tyco Electronics Group SA, 2.35%, 8/01/19		500	501,581

			11,212,854
Insurance — 0.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	905,369
3.35%, 5/15/24		840	847,656
Achmea BV, 6.00%, 4/04/43 (b)	EUR	4,700	5,689,063
Aflac, Inc.:
2.65%, 2/15/17	USD	400	407,403

Corporate Bonds		Par (000)	Value
Insurance (continued)
3.63%, 6/15/23	USD	900	$919,340
3.25%, 3/17/25		250	246,785
6.90%, 12/17/39		200	255,554
AIA Group Ltd.:
2.25%, 3/11/19 (a)		780	779,961
3.20%, 3/11/25		2,100	2,024,973
Alleghany Corp., 4.90%, 9/15/44		500	489,854
Allianz SE, 3.38% (b)(h)	EUR	600	654,488
Allstate Corp.:
3.15%, 6/15/23	USD	470	471,523
4.50%, 6/15/43		960	980,174
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,005,370
3.88%, 1/15/35		500	468,462
4.50%, 7/16/44		750	734,441
Aon PLC:
3.50%, 6/14/24		750	738,778
4.75%, 5/15/45		600	587,102
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	255,758
AXIS Specialty Finance PLC, 2.65%, 4/01/19		1,361	1,363,495
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/17		420	424,276
1.30%, 5/15/18		1,110	1,109,732
5.75%, 1/15/40		250	298,389
Berkshire Hathaway, Inc., 4.50%, 2/11/43		630	639,082
BNP Paribas Cardif SA, 4.03% (b)(h)	EUR	4,200	4,433,199
Chubb Corp.:
5.75%, 5/15/18	USD	2,020	2,228,646
6.50%, 5/15/38		505	659,676
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44		400	386,684
First American Financial Corp., 4.30%, 2/01/23		1,350	1,345,938
Fukoku Mutual Life Insurance Co., 5.00% (b)(h)		5,100	5,100,000
Genworth Holdings, Inc.:
6.52%, 5/22/18		500	514,375
4.80%, 2/15/24		5,310	3,876,300
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,785,360
Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,285,159
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		817	847,977
8.75%, 3/15/17		1,750	1,887,813
8.88%, 9/01/17		100	111,000
3.88%, 4/15/18		100	101,500
5.88%, 4/01/19		1,210	1,298,245
6.25%, 5/15/19		325	353,437
8.25%, 12/15/20		405	483,975
4.63%, 4/15/21		148	153,180
8.63%, 1/15/22		150	184,500
5.88%, 8/15/22		770	839,300
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17		2,050	2,077,044
2.35%, 3/06/20		500	501,622
3.50%, 3/10/25		500	496,335
3.75%, 3/14/26		115	115,762
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)		2,500	2,578,250
MetLife, Inc.:
6.38%, 6/15/34		720	900,326
4.88%, 11/13/43		220	235,334
4.05%, 3/01/45		500	473,290

38	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	$641,116
Principal Life Global Funding II, 2.20%, 4/08/20 (a)	USD	1,500	1,495,692
Progressive Corp., 6.25%, 12/01/32		520	647,673
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,712,499
2.35%, 8/15/19		750	756,412
5.38%, 6/21/20		750	841,409
5.38%, 5/15/45 (b)		750	753,750
Travelers Cos., Inc., 4.60%, 8/01/43		180	190,012
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	427,994
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	700	802,470
XLIT Ltd., 2.30%, 12/15/18	USD	250	252,112

			67,072,394
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	779,042
4.80%, 12/05/34		500	525,457
4.95%, 12/05/44		500	521,177
Expedia, Inc., 7.46%, 8/15/18		800	897,292
Liberty Interactive LLC, 8.25%, 2/01/30		350	360,500
Netflix Inc.:
5.38%, 2/01/21		100	105,625
5.50%, 2/15/22 (a)		1,157	1,220,635
5.88%, 2/15/25 (a)		500	528,750
QVC, Inc., 5.95%, 3/15/43		5,000	4,482,645

			9,421,123
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (a)		1,185	1,165,069
3.13%, 11/28/21 (a)		500	492,288
4.50%, 11/28/34 (a)		600	572,322
Baidu, Inc.:
2.75%, 6/09/19		550	547,233
3.00%, 6/30/20		1,000	999,989
eBay, Inc.:
1.35%, 7/15/17		750	745,354
2.20%, 8/01/19		1,000	991,423
4.00%, 7/15/42		700	542,621
Equinix, Inc.:
5.38%, 1/01/22		857	895,308
5.38%, 4/01/23		925	962,000
5.75%, 1/01/25		546	569,205
Google, Inc., 3.38%, 2/25/24		635	664,542
IAC/InterActiveCorp.:
4.88%, 11/30/18		1,682	1,728,255
4.75%, 12/15/22		350	329,000
Open Text Corp., 5.63%, 1/15/23 (a)		565	570,650
Tencent Holdings Ltd., 3.80%, 2/11/25		1,700	1,688,834
VeriSign, Inc.:
4.63%, 5/01/23		400	400,720
5.25%, 4/01/25		410	418,200
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,070	1,166,300
6.00%, 4/01/23 (a)		2,384	2,430,488

			17,879,801
IT Services — 0.1%
Automatic Data Processing, Inc., 3.38%, 9/15/25		480	492,044
Fidelity National Information Services, Inc.: 4.50%, 10/15/22		1,500	1,531,325

Corporate Bonds		Par (000)	Value
IT Services (continued)
5.00%, 10/15/25	USD	900	$930,524
Fiserv, Inc., 3.85%, 6/01/25		800	808,850
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		6,005	6,017,629
3.60%, 10/15/20 (a)		795	800,682
International Business Machines Corp.:
5.70%, 9/14/17		1,000	1,084,200
2.90%, 11/01/21		500	511,836
3.63%, 2/12/24		560	575,984
5.88%, 11/29/32		435	514,603
MasterCard, Inc.:
2.00%, 4/01/19		605	610,297
3.38%, 4/01/24		500	513,858
SunGard Data Systems, Inc., 7.63%, 11/15/20		450	469,170

			14,861,002
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44		300	290,292
Life Sciences Tools & Services — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,249	1,250,561
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	113,706
Thermo Fisher Scientific, Inc., 2.40%, 2/01/19		3,000	3,021,855

			4,386,122
Machinery — 0.2%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	505,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	3,396,461
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	198,000
5.50%, 9/15/18 (a)		835	782,813
4.75%, 4/15/19 (a)		200	173,000
7.75%, 3/15/20 (a)		750	654,375
6.00%, 10/15/22 (a)		1,000	770,000
6.13%, 1/15/23 (a)		700	542,500
7.50%, 3/15/25 (a)		1,182	919,005
Case New Holland Industrial, Inc., 7.88%, 12/01/17		1,000	1,081,250
Caterpillar Financial Services Corp., 1.75%, 3/24/17		1,912	1,928,460
Caterpillar, Inc., 3.80%, 8/15/42		215	194,622
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	542	586,772
Deere & Co., 5.38%, 10/16/29	USD	695	816,685
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	1,000,941
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	640	570,199
Hydra Dutch Holdings 2 BV, 5.45%, 4/15/19 (b)		114	118,636
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	775	781,122
3.90%, 9/01/42		250	241,158
John Deere Capital Corp., 2.80%, 9/18/17		745	767,129
Manitowoc Co., Inc., 8.50%, 11/01/20		500	520,635
Oshkosh Corp., 5.38%, 3/01/25		187	187,935
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,229,125
Terex Corp., 6.00%, 5/15/21		566	560,453
WESCO Distribution, Inc., 5.38%, 12/15/21		200	193,500

			18,719,776
Media — 1.4%
21st Century Fox America, Inc.: 5.65%, 8/15/20		750	851,313

BLACKROCK FUNDS II	OCTOBER 31, 2015	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
6.20%, 12/15/34	USD	500	$574,257
4.75%, 9/15/44		500	502,047
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		2,688	2,720,256
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		690	664,125
AMC Networks, Inc.:
7.75%, 7/15/21		1,855	1,989,487
4.75%, 12/15/22		284	285,065
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,985,625
7.75%, 4/15/18		1,000	1,050,000
8.00%, 4/15/20		100	97,500
5.88%, 9/15/22		100	83,000
CBS Corp., 4.60%, 1/15/45		325	291,819
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		94	96,585
7.38%, 6/01/20		350	363,125
5.25%, 3/15/21		450	464,625
6.50%, 4/30/21		1,750	1,836,406
5.25%, 9/30/22		450	455,808
5.13%, 2/15/23		1,000	1,002,500
5.13%, 5/01/23 (a)		800	802,000
5.75%, 1/15/24		125	126,875
5.38%, 5/01/25 (a)		1,200	1,188,000
5.88%, 5/01/27 (a)		1,424	1,424,000
CCO Safari II LLC:
3.58%, 7/23/20 (a)		3,645	3,658,669
4.46%, 7/23/22 (a)		800	811,598
4.91%, 7/23/25 (a)		9,190	9,341,479
6.38%, 10/23/35 (a)		5,850	6,026,015
6.48%, 10/23/45 (a)		1,050	1,088,842
6.83%, 10/23/55 (a)		2,895	2,933,469
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		850	851,063
5.13%, 12/15/21 (a)		1,510	1,450,717
5.13%, 12/15/21 (a)		250	240,185
Cinemark USA, Inc., 4.88%, 6/01/23		500	493,125
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,500	1,556,250
6.50%, 11/15/22		5,586	5,823,405
6.50%, 11/15/22		3,093	3,185,790
Columbus International, Inc., 7.38%, 3/30/21 (a)		755	785,200
Comcast Corp.:
5.70%, 5/15/18		880	972,422
4.20%, 8/15/34		1,050	1,042,174
4.40%, 8/15/35		250	253,447
6.95%, 8/15/37		965	1,285,276
4.60%, 8/15/45		100	103,578
Cox Communications, Inc., 5.88%, 12/01/16 (a)		930	972,333
CSC Holdings LLC:
8.63%, 2/15/19		100	106,250
6.75%, 11/15/21		1,000	970,500
5.25%, 6/01/24		669	588,379
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/17		2,000	2,026,128
3.80%, 3/15/22		750	767,936
3.95%, 1/15/25		500	497,338
6.00%, 8/15/40		500	518,468
5.15%, 3/15/42		500	475,725
Discovery Communications LLC:
3.30%, 5/15/22		500	492,889

Corporate Bonds		Par (000)	Value
Media (continued)
4.88%, 4/01/43	USD	325	$287,371
DISH DBS Corp.:
7.13%, 2/01/16		400	404,860
4.63%, 7/15/17		150	154,125
4.25%, 4/01/18		1,625	1,622,969
7.88%, 9/01/19		1,350	1,481,341
5.13%, 5/01/20		2,675	2,664,969
6.75%, 6/01/21		700	722,750
5.88%, 7/15/22		1,750	1,715,000
5.00%, 3/15/23		450	416,250
5.88%, 11/15/24		3,035	2,902,977
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,313,362
Lamar Media Corp.:
5.88%, 2/01/22		100	106,000
5.00%, 5/01/23		335	344,213
5.38%, 1/15/24		400	415,000
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,418	1,693,560
McClatchy Co., 9.00%, 12/15/22	USD	350	334,687
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		400	438,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		525	534,187
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	803,025
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		3,060	3,167,100
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	898,800
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,031,467
NBCUniversal Media LLC:
4.38%, 4/01/21		890	978,936
2.88%, 1/15/23		805	807,434
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,969	2,082,217
6.63%, 10/15/25 (a)		1,476	1,553,490
10.88%, 10/15/25 (a)		2,070	2,209,725
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,645,520
5.00%, 4/15/22 (a)		1,850	1,880,063
Numericable-SFR SAS:
4.88%, 5/15/19 (a)		5,883	5,912,415
5.38%, 5/15/22	EUR	1,690	1,923,453
6.00%, 5/15/22 (a)	USD	4,380	4,390,950
5.63%, 5/15/24	EUR	1,025	1,153,404
6.25%, 5/15/24 (a)		1,250	1,250,000
Omnicom Group, Inc., 5.90%, 4/15/16	USD	1,357	1,386,038
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		500	513,750
5.63%, 2/15/24		1,630	1,696,227
Quebecor Media, Inc., 5.75%, 1/15/23		650	666,250
Regal Entertainment Group, 5.75%, 3/15/22		525	542,063
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	601,500
6.13%, 10/01/22		100	102,750
5.63%, 8/01/24 (a)		325	318,500
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	75,938
5.88%, 10/01/20 (a)		150	159,450
5.75%, 8/01/21 (a)		600	630,000
4.63%, 5/15/23 (a)		240	237,000
6.00%, 7/15/24 (a)		1,200	1,266,960

40	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.38%, 4/15/25 (a)	USD	2,688	$2,751,840
Sky PLC:
6.10%, 2/15/18 (a)		346	376,518
2.63%, 9/16/19 (a)		3,000	3,017,382
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		475	485,747
TEGNA, Inc.:
5.13%, 10/15/19		300	312,750
5.13%, 7/15/20		150	156,375
4.88%, 9/15/21 (a)		254	251,460
6.38%, 10/15/23		700	756,000
5.50%, 9/15/24 (a)		575	583,625
Time Warner Cable, Inc.:
4.00%, 9/01/21		1,000	1,021,433
6.55%, 5/01/37		500	501,021
4.50%, 9/15/42		500	404,985
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		800	992,870
Time Warner, Inc.:
4.88%, 3/15/20		750	827,512
3.40%, 6/15/22		800	811,301
7.70%, 5/01/32		500	642,989
4.65%, 6/01/44		750	716,645
Time, Inc., 5.75%, 4/15/22 (a)		475	475,000
Tribune Media Co., 5.88%, 7/15/22 (a)		1,585	1,628,587
Unitymedia GmbH, 6.13%, 1/15/25 (a)		400	409,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		2,065	2,122,407
5.75%, 1/15/23	EUR	1,243	1,459,011
4.00%, 1/15/25		2,384	2,621,461
5.00%, 1/15/25 (a)	USD	250	248,750
3.50%, 1/15/27	EUR	875	922,744
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	1,003,437
5.13%, 5/15/23 (a)		1,764	1,746,360
5.13%, 2/15/25 (a)		3,116	3,061,470
Viacom, Inc., 3.88%, 4/01/24		750	711,247
Videotron Ltd.:
5.00%, 7/15/22		250	260,937
5.38%, 6/15/24 (a)		400	411,000
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)		200	201,500
5.75%, 1/15/25 (a)		775	761,437
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		990	1,039,500
5.25%, 1/15/26 (a)		800	800,000
6.25%, 3/28/29	GBP	1,986	3,108,873
Walt Disney Co.:
6.00%, 7/17/17	USD	435	470,955
5.50%, 3/15/19		565	634,157
2.75%, 8/16/21		515	529,913
4.13%, 6/01/44		500	506,357
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	1,035	1,064,159
5.88%, 1/15/25 (a)	USD	896	853,440

			168,271,769
Metals & Mining — 0.4%
Alcoa, Inc.:
5.55%, 2/01/17		300	312,000
5.72%, 2/23/19		1,000	1,070,000
6.15%, 8/15/20		500	527,500
5.40%, 4/15/21		500	517,500
5.87%, 2/23/22		750	783,750

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
5.13%, 10/01/24	USD	2,342	$2,321,507
5.90%, 2/01/27		44	44,605
6.75%, 1/15/28		101	108,444
5.95%, 2/01/37		706	663,640
Aleris International, Inc.:
7.63%, 2/15/18		129	120,615
7.88%, 11/01/20		84	78,960
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	437,360
7.38%, 8/15/23		200	170,000
ArcelorMittal:
5.25%, 2/25/17		1,400	1,410,500
6.13%, 6/01/18		600	601,500
10.60%, 6/01/19		1,000	1,105,000
5.13%, 6/01/20		615	590,978
6.00%, 8/05/20		600	571,125
6.25%, 3/01/21		400	377,750
7.00%, 2/25/22		500	473,750
6.13%, 6/01/25		1,000	862,180
7.75%, 10/15/39		1,400	1,193,500
7.50%, 3/01/41		200	169,068
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17		805	808,053
5.00%, 9/30/43		835	873,701
6.25%, 10/19/75 (b)		1,050	1,078,455
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,742,157
Cliffs Natural Resources, Inc.:
7.75%, 3/31/20 (a)	USD	400	160,000
8.25%, 3/31/20 (a)		300	268,500
Commercial Metals Co., 7.35%, 8/15/18		100	107,375
Constellium NV:
4.63%, 5/15/21	EUR	420	372,715
8.00%, 1/15/23 (a)	USD	1,485	1,258,537
5.75%, 5/15/24 (a)		1,050	756,000
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	68,813
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	494,813
7.00%, 2/15/21 (a)		1,235	913,900
7.25%, 5/15/22 (a)		705	514,209
FMG Resources August 2006 Pty. Ltd.:
8.25%, 11/01/19 (a)		700	595,000
9.75%, 3/01/22 (a)		1,710	1,701,450
6.88%, 4/01/22 (a)		300	214,500
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		500	457,500
3.55%, 3/01/22		500	398,250
3.88%, 3/15/23		1,100	860,200
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	558	576,789
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	600	523,500
IAMGOLD Corp., 6.75%, 10/01/20 (a)		362	273,310
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		395	344,637
JSW Steel Ltd., 4.75%, 11/12/19		680	582,080
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	303,000
7.88%, 11/01/22 (a)		50	50,115
New Gold, Inc., 6.25%, 11/15/22 (a)		350	300,125
Newmont Mining Corp.:
3.50%, 3/15/22		500	461,553
4.88%, 3/15/42		350	278,860
Novelis, Inc.:
8.38%, 12/15/17		2,330	2,347,475
8.75%, 12/15/20		3,392	3,400,480
Ovako AB, 6.50%, 6/01/19	EUR	263	257,684

BLACKROCK FUNDS II	OCTOBER 31, 2015	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	$531,711
3.50%, 11/02/20		505	526,394
3.75%, 9/20/21		695	711,244
3.75%, 6/15/25		500	491,919
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		500	441,829
Southern Copper Corp.:
3.88%, 4/23/25		500	471,623
5.88%, 4/23/45		500	437,079
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,575	1,563,187
5.50%, 10/01/24		275	271,563
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	304,610
Teck Cominco Ltd., 6.13%, 10/01/35		450	258,750
Teck Resources Ltd.:
2.50%, 2/01/18		300	255,750
3.00%, 3/01/19		586	448,226
4.50%, 1/15/21		300	204,000
4.75%, 1/15/22		450	293,063
3.75%, 2/01/23		450	285,750
6.00%, 8/15/40		400	222,000
6.25%, 7/15/41		650	367,250
5.20%, 3/01/42		438	234,330
5.40%, 2/01/43		421	225,235
United States Steel Corp.:
7.00%, 2/01/18		275	240,625
7.38%, 4/01/20		500	372,500
Vale Overseas Ltd., 4.38%, 1/11/22		750	684,000
Vale SA, 5.63%, 9/11/42		300	214,467
Vedanta Resources PLC:
6.00%, 1/31/19		3,000	2,401,092
8.25%, 6/07/21		2,430	1,944,000

			52,257,165
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	580	890,508
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		772	804,810
5.75%, 3/01/23 (a)		5,281	5,564,854
Hema Bondco I BV, 6.25%, 6/15/19	EUR	608	480,935
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	1,860	2,870,401
Target Corp.:
6.50%, 10/15/37	USD	280	366,005
4.00%, 7/01/42		975	948,412

			11,925,925
Multi-Utilities — 0.1%
Ameren Illinois Co., 4.30%, 7/01/44		565	575,464
Berkshire Hathaway Energy Co., 4.50%, 2/01/45		1,000	1,000,466
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	524,382
4.63%, 12/01/54		250	253,052
Consumers Energy Co., 2.85%, 5/15/22		500	499,071
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	999,622
4.60%, 12/15/44		200	188,964
Dominion Resources, Inc.:
2.75%, 9/15/22		1,000	970,920
4.70%, 12/01/44		750	741,299
DTE Electric Co.:
4.30%, 7/01/44		250	258,229
3.70%, 3/15/45		320	299,334
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	555,843

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
6.05%, 3/01/34	USD	1,085	$1,312,009
5.80%, 3/01/37		250	295,392
4.75%, 2/15/44		295	312,089
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	501,559
4.00%, 6/01/44		170	166,058
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	541,103
SGSP Australia Assets Pty. Ltd., 3.30%, 4/09/23		310	297,057
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	438,126
Southern California Gas Co., 3.15%, 9/15/24		800	812,120
Tampa Electric Co., 6.15%, 5/15/37		250	312,897
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	970,389
4.65%, 8/15/43		450	484,558
4.20%, 5/15/45		250	253,339
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,019,634

			14,582,976
Oil, Gas & Consumable Fuels — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		200	207,250
7.00%, 5/20/22		625	659,375
Antero Resources Corp.:
6.00%, 12/01/20		400	384,000
5.38%, 11/01/21		1,232	1,133,440
5.13%, 12/01/22		1,005	901,987
5.63%, 6/01/23 (a)		150	138,000
APT Pipelines Ltd., 3.88%, 10/11/22		590	580,206
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/49		1,500	478,125
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	1,475,000
Berry Petroleum Co. LLC, 6.38%, 9/15/22		340	122,400
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	141	167,371
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	USD	500	467,500
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		2,145	1,544,400
Buckeye Partners LP:
4.88%, 2/01/21		1,000	1,013,996
5.60%, 10/15/44		500	422,279
California Resources Corp.:
5.00%, 1/15/20		577	419,767
5.50%, 9/15/21		2,157	1,482,937
6.00%, 11/15/24		4,271	2,904,280
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21		600	558,000
Canadian Natural Resources Ltd., 3.45%, 11/15/21		750	729,251
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	694,413
Chesapeake Energy Corp.:
6.50%, 8/15/17		600	551,250
6.63%, 8/15/20		1,200	813,000
6.13%, 2/15/21		1,000	654,900
5.38%, 6/15/21		125	80,937
4.88%, 4/15/22		1,623	1,006,260
5.75%, 3/15/23		466	293,580
Chevron Corp.:
1.10%, 12/05/17		1,500	1,500,759
1.37%, 3/02/18		1,000	1,002,166
2.43%, 6/24/20		565	575,295
2.41%, 3/03/22		570	564,938
3.19%, 6/24/23		435	444,717
Comstock Resources, Inc., 10.00%, 3/15/20 (a)		450	293,625

42	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
7.00%, 1/15/21	USD	100	$103,250
6.50%, 1/15/22		900	932,625
5.50%, 10/01/22		100	100,375
5.50%, 4/01/23		1,000	1,005,000
Conoco Funding Co., 7.25%, 10/15/31		435	552,102
ConocoPhillips Co.:
1.50%, 5/15/18		600	599,524
5.75%, 2/01/19		930	1,040,550
2.40%, 12/15/22		505	482,651
6.50%, 2/01/39		945	1,158,777
CONSOL Energy, Inc.:
5.88%, 4/15/22		5,493	3,474,323
8.00%, 4/01/23 (a)		300	209,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.13%, 3/01/22		225	193,500
6.25%, 4/01/23 (a)		1,000	850,000
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	98,250
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	325,627
4.75%, 9/30/21 (a)		600	530,993
DCP Midstream Operating LP:
2.50%, 12/01/17		750	699,063
3.88%, 3/15/23		150	127,029
Denbury Resources, Inc.:
5.50%, 5/01/22		1,499	1,049,300
4.63%, 7/15/23		850	567,375
Enbridge Energy Partners LP, 7.38%, 10/15/45		500	522,221
Enbridge, Inc., 4.00%, 10/01/23		800	738,371
Endeavor Energy Resources LP /EER Finance, Inc., 7.00%, 8/15/21 (a)		250	240,000
Energy Transfer Equity LP:
7.50%, 10/15/20		1,206	1,296,691
5.88%, 1/15/24		1,870	1,811,609
5.50%, 6/01/27		620	551,898
Energy Transfer Partners LP:
4.15%, 10/01/20		1,000	1,002,892
5.20%, 2/01/22		750	746,220
5.15%, 2/01/43		500	396,049
6.13%, 12/15/45		1,000	897,554
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (a)		900	484,875
EnQuest PLC, 7.00%, 4/15/22 (a)		400	248,000
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,000	996,470
3.70%, 2/15/26		500	475,247
4.90%, 5/15/46		725	664,495
4.95%, 10/15/54		325	287,016
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		1,840	1,600,800
6.38%, 6/15/23		1,001	753,253
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		300	208,500
Exxon Mobil Corp.:
2.40%, 3/06/22		900	898,727
3.18%, 3/15/24		465	479,999
2.71%, 3/06/25		500	494,319
3.57%, 3/06/45		515	491,829
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		1,970	1,841,950
6.75%, 8/01/22		500	487,500
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	338,625

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Greenko Dutch BV, 8.00%, 8/01/19	USD	1,190	$1,260,805
Halcon Resources Corp., 8.63%, 2/01/20 (a)		442	381,225
Hess Corp., 3.50%, 7/15/24		750	698,931
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
5.00%, 12/01/24 (a)		100	90,500
5.75%, 10/01/25 (a)		550	508,750
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		350	280,875
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		371	393,354
3.95%, 9/01/22		750	698,082
2.65%, 11/15/23		1,750	1,710,567
6.95%, 1/15/38		500	492,622
Kinder Morgan, Inc.:
7.00%, 6/15/17		563	596,063
2.00%, 12/01/17		380	372,109
3.05%, 12/01/19		1,201	1,164,181
5.30%, 12/01/34		750	631,537
5.55%, 6/01/45		600	505,111
Laredo Petroleum, Inc., 7.38%, 5/01/22		1,127	1,112,913
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		1,000	260,000
6.25%, 11/01/19		1,362	320,070
8.63%, 4/15/20		500	130,000
7.75%, 2/01/21		100	23,000
6.50%, 9/15/21		1,000	220,000
Magellan Midstream Partners LP, 4.20%, 3/15/45		600	496,610
Marathon Petroleum Corp.:
3.63%, 9/15/24		1,000	973,770
4.75%, 9/15/44		500	453,456
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
5.50%, 2/15/23		550	541,750
4.50%, 7/15/23		1,000	937,500
4.88%, 12/01/24		250	235,937
4.88%, 6/01/25		1,580	1,477,300
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,424	2,127,060
6.38%, 1/30/23 (a)		650	547,625
7.00%, 3/31/24 (a)		3,179	2,749,835
Memorial Resource Development Corp., 5.88%, 7/01/22		112	105,560
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.00%, 6/01/20 (a)		400	277,000
MIE Holdings Corp.:
6.88%, 2/06/18		650	393,661
7.50%, 4/25/19		1,000	582,484
Newfield Exploration Co.:
5.75%, 1/30/22		600	609,000
5.63%, 7/01/24		500	495,000
5.38%, 1/01/26		485	460,750
Noble Group Ltd., 6.75%, 1/29/20		3,750	2,889,375
Noble Holding International Ltd., 5.95%, 4/01/25		500	401,781
Oasis Petroleum, Inc.:
6.88%, 3/15/22		675	575,437
6.88%, 1/15/23		160	138,400
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,078,739
3.50%, 6/15/25		1,460	1,476,459
4.63%, 6/15/45		125	129,188
ONEOK Partners LP, 4.90%, 3/15/25		935	862,019
ONEOK, Inc.:
4.25%, 2/01/22		400	343,000

BLACKROCK FUNDS II	OCTOBER 31, 2015	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.50%, 9/01/23	USD	300	$296,250
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		359	315,920
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		600	630,000
PDC Energy, Inc., 7.75%, 10/15/22		50	50,250
Peabody Energy Corp.:
6.00%, 11/15/18		560	98,000
10.00%, 3/15/22 (a)		770	207,900
Petro-Canada, 6.80%, 5/15/38		775	952,792
Phillips 66:
4.30%, 4/01/22		750	795,912
4.88%, 11/15/44		500	497,001
Phillips 66 Partners LP:
2.65%, 2/15/20		750	732,354
3.61%, 2/15/25		500	460,298
Plains All American Pipeline LP/PAA Finance Corp.:
6.50%, 5/01/18		500	545,983
4.70%, 6/15/44		325	279,911
Precision Drilling Corp.:
6.63%, 11/15/20		450	401,063
5.25%, 11/15/24		763	631,383
Puma International Financing SA, 6.75%, 2/01/21 (a)		400	404,624
QEP Resources, Inc.:
6.88%, 3/01/21		350	339,500
5.38%, 10/01/22		1,610	1,449,000
5.25%, 5/01/23		200	177,500
Range Resources Corp.:
5.75%, 6/01/21		400	374,000
5.00%, 8/15/22		150	133,492
5.00%, 3/15/23		1,000	887,500
4.88%, 5/15/25 (a)		250	223,750
Rapid Holding GmbH, 6.63%, 11/15/20	EUR	400	446,370
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23	USD	438	424,772
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,482,430
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		861	891,063
6.00%, 1/15/19 (a)		500	506,250
5.63%, 4/15/20 (a)		350	351,750
6.88%, 4/15/40 (a)		300	285,000
RSP Permian, Inc., 6.63%, 10/01/22		982	972,180
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,650	1,637,625
6.25%, 3/15/22		625	620,313
5.63%, 4/15/23		1,303	1,267,982
5.75%, 5/15/24		5,453	5,262,145
5.63%, 3/01/25 (a)		1,703	1,632,751
Sabine Pass LNG LP, 7.50%, 11/30/16		6,500	6,707,187
Sanchez Energy Corp.:
7.75%, 6/15/21		100	79,500
6.13%, 1/15/23		1,719	1,246,275
SandRidge Energy, Inc.:
8.75%, 6/01/20 (a)		800	489,000
7.50%, 2/15/23		688	159,960
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)		244	222,040
Seventy Seven Operating LLC, 6.63%, 11/15/19		1,943	1,151,227
Shell International Finance BV:
4.30%, 9/22/19		960	1,041,640
2.13%, 5/11/20		1,000	1,001,929
3.25%, 5/11/25		775	773,848
4.13%, 5/11/35		250	249,815
6.38%, 12/15/38		560	707,769

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.38%, 5/11/45	USD	500	$500,341
SM Energy Co.:
6.13%, 11/15/22		1,405	1,362,850
5.00%, 1/15/24		75	67,313
5.63%, 6/01/25		600	546,000
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	590,730
Spectra Energy Partners LP, 4.75%, 3/15/24		550	565,717
Stone Energy Corp., 7.50%, 11/15/22		475	306,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	634,380
Suncor Energy, Inc., 6.10%, 6/01/18		700	769,105
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		325	259,805
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20 (a)		500	512,500
6.38%, 4/01/23 (a)		610	614,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18 (a)		950	935,750
4.13%, 11/15/19		750	697,500
5.25%, 5/01/23		100	93,000
4.25%, 11/15/23		500	437,500
6.75%, 3/15/24 (a)		400	393,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (a)		475	491,625
6.13%, 10/15/21		560	582,400
6.25%, 10/15/22 (a)		1,272	1,322,880
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,472
3.80%, 10/01/20		615	652,029
2.50%, 8/01/22		225	212,217
4.63%, 3/01/34		235	226,326
6.10%, 6/01/40		200	223,472
5.00%, 10/16/43		215	210,755
Tullow Oil PLC:
6.00%, 11/01/20 (a)		500	379,750
6.25%, 4/15/22 (a)		250	188,250
Ultra Petroleum Corp., 6.13%, 10/01/24 (a)		550	308,000
Unit Corp., 6.63%, 5/15/21		500	400,000
Valero Energy Corp.:
3.65%, 3/15/25		500	485,713
6.63%, 6/15/37		750	829,621
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		350	209,563
Whiting Canadian Holding Co. ULC, 8.13%, 12/01/19		150	151,125
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,510	1,434,500
5.75%, 3/15/21		1,058	982,617
6.25%, 4/01/23		585	544,050
Williams Cos., Inc.:
3.70%, 1/15/23		105	85,705
4.55%, 6/24/24		364	304,646
Williams Partners LP:
4.00%, 11/15/21		500	473,021
3.60%, 3/15/22		750	676,639
4.00%, 9/15/25		100	85,102
5.40%, 3/04/44		250	196,149
5.10%, 9/15/45		140	107,723
WPX Energy, Inc.:
7.50%, 8/01/20		500	467,500
6.00%, 1/15/22		900	792,000
8.25%, 8/01/23		500	470,000

44	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 9/15/24	USD	1,110	$921,300

			158,881,764
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		750	741,707
4.80%, 6/15/44		250	232,397
Resolute Forest Products, Inc., 5.88%, 5/15/23		450	335,250
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19		200	37,000

			1,346,354
Personal Products — 0.0%
Avon Products, Inc.:
5.35%, 3/15/20		500	406,250
5.75%, 3/15/23		200	144,750
Edgewell Personal Care Co., 4.70%, 5/19/21		750	773,087
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	92,750
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	303,750

			1,720,587
Pharmaceuticals — 0.7%
AbbVie, Inc.:
1.80%, 5/14/18		1,740	1,741,395
2.50%, 5/14/20		830	820,669
4.50%, 5/14/35		300	286,184
4.40%, 11/06/42		300	273,078
4.70%, 5/14/45		300	287,170
Actavis Funding SCS:
2.35%, 3/12/18		2,480	2,491,872
3.00%, 3/12/20		1,000	1,003,387
3.80%, 3/15/25		7,475	7,407,262
4.55%, 3/15/35		500	476,542
4.85%, 6/15/44		500	480,611
4.75%, 3/15/45		12,047	11,520,691
Actavis, Inc., 1.88%, 10/01/17		4,706	4,697,327
AstraZeneca PLC, 6.45%, 9/15/37		495	646,461
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	676,881
5.88%, 11/15/36		675	832,155
Eli Lilly & Co.:
1.95%, 3/15/19		425	429,627
3.70%, 3/01/45		460	432,273
Endo Finance LLC, 5.75%, 1/15/22 (a)		100	97,750
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (a)		990	1,027,125
5.38%, 1/15/23 (a)		400	392,280
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		2,497	2,497,000
6.00%, 2/01/25 (a)		1,881	1,866,893
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,285	1,294,528
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	552,661
6.38%, 5/15/38		385	492,420
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,103	2,176,605
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	77,437
Johnson & Johnson, 4.38%, 12/05/33		705	768,291
Merck & Co., Inc.:
1.30%, 5/18/18		1,250	1,252,819
1.85%, 2/10/20		400	399,939
3.88%, 1/15/21		705	760,112
2.35%, 2/10/22		140	139,229
2.75%, 2/10/25		250	245,292

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
4.15%, 5/18/43	USD	595	$589,018
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,149,793
4.40%, 5/06/44		765	823,482
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,110,574
Pfizer, Inc.:
6.05%, 3/30/17		200	214,114
6.20%, 3/15/19		1,250	1,423,036
3.40%, 5/15/24		1,130	1,149,285
7.20%, 3/15/39		505	696,697
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)		550	565,466
Valeant Pharmaceuticals International:
7.00%, 10/01/20 (a)		923	853,775
6.38%, 10/15/20 (a)		3,781	3,383,995
7.25%, 7/15/22 (a)		350	311,500
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,027,831
5.38%, 3/15/20 (a)		2,764	2,404,680
7.50%, 7/15/21 (a)		1,858	1,695,425
5.63%, 12/01/21 (a)		3,649	3,165,507
5.50%, 3/01/23 (a)		1,199	1,007,160
4.50%, 5/15/23	EUR	3,033	2,696,541
5.88%, 5/15/23 (a)	USD	4,342	3,655,421
6.13%, 4/15/25 (a)		2,725	2,292,406

			78,759,672
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	725	846,803
Verisk Analytics, Inc.:
5.80%, 5/01/21	USD	1,000	1,111,901
4.00%, 6/15/25		500	486,479
5.50%, 6/15/45		600	573,839

			3,019,022
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
2.80%, 6/01/20		1,000	995,347
5.00%, 2/15/24		1,000	1,061,137
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	405,449
Boston Properties LP, 5.63%, 11/15/20		1,000	1,127,979
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	741,714
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		315	306,337
8.25%, 10/15/23		1,500	1,386,750
Corrections Corp. of America, 4.63%, 5/01/23		71	69,758
DDR Corp., 4.25%, 2/01/26		600	595,968
Digital Delta Holdings LLC, 3.40%, 10/01/20 (a)		1,200	1,206,056
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	393,750
ERP Operating LP:
5.38%, 8/01/16		1,870	1,928,049
5.75%, 6/15/17		1,000	1,066,123
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		800	802,960
FelCor Lodging LP, 5.63%, 3/01/23		250	258,750
GEO Group, Inc.:
5.88%, 1/15/22		135	137,194
5.88%, 10/15/24		560	565,600
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,375
4.88%, 11/01/20		1,025	1,055,750
5.38%, 11/01/23		150	151,443
Goodman Funding Pty. Ltd., 6.00%, 3/22/22		1,400	1,555,639

BLACKROCK FUNDS II	OCTOBER 31, 2015	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.:
6.30%, 9/15/16	USD	674	$701,457
6.00%, 1/30/17		2,363	2,484,642
6.70%, 1/30/18		1,234	1,357,924
4.00%, 6/01/25		750	736,890
6.75%, 2/01/41		500	613,561
Hospitality Properties Trust:
5.63%, 3/15/17		1,000	1,042,018
5.00%, 8/15/22		1,000	1,032,636
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		650	689,000
6.00%, 8/15/23		1,660	1,740,925
5.75%, 8/15/24		850	854,250
iStar, Inc.:
3.00%, 11/15/16 (k)		2,023	2,379,554
4.00%, 11/01/17		100	97,750
5.00%, 7/01/19		725	709,594
Kimco Realty Corp.:
5.70%, 5/01/17		1,000	1,059,716
3.40%, 11/01/22		1,000	1,000,563
Omega Healthcare Investors, Inc., 5.25%, 1/15/26 (a)		750	774,038
Prologis LP:
4.50%, 8/15/17		655	690,084
6.88%, 3/15/20		1,000	1,153,172
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		377	389,253
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	208,940
Simon Property Group LP:
2.15%, 9/15/17		1,250	1,268,201
7.38%, 6/15/18		780	886,276
2.50%, 9/01/20		900	906,586
4.38%, 3/01/21		500	544,563
3.38%, 10/01/24		650	656,166
6.75%, 2/01/40		200	265,492
4.75%, 3/15/42		250	263,836
4.25%, 10/01/44		395	389,360
Ventas Realty LP, 1.55%, 9/26/16		1,112	1,116,816
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,507,893
4.75%, 6/01/21		1,000	1,073,118
Vereit Operating Partnership LP:
2.00%, 2/06/17		1,000	985,700
3.00%, 2/06/19		600	581,250
4.60%, 2/06/24		200	194,250
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	762,543
Welltower, Inc.:
3.63%, 3/15/16		720	727,335
4.70%, 9/15/17		440	462,332
2.25%, 3/15/18		3,110	3,119,940
4.13%, 4/01/19		1,000	1,053,996
5.25%, 1/15/22		1,000	1,088,019

			54,510,767
Real Estate Management & Development — 0.7%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	3,113,206
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (g)	GBP	2,023	3,618,040
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,600	1,667,070
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	5,128,000
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	956,249

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	3,750	$579,028
China South City Holdings Ltd., 8.25%, 1/29/19	USD	250	249,133
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,689,785
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		807	819,105
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,051,000
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,347,906
10.75%, 1/22/20	USD	3,600	3,663,000
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,119,786
Greentown China Holdings Ltd., 5.63%, 5/13/16		11,500	1,812,066
Howard Hughes Corp., 6.88%, 10/01/21 (a)	USD	125	130,000
Jababeka International BV, 7.50%, 9/24/19		500	476,807
Kennedy-Wilson, Inc., 5.88%, 4/01/24		435	431,194
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	18,500	2,779,791
Lodha Developers International Ltd., 12.00%, 3/13/20	USD	900	790,882
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,697,665
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	5,000	5,000,325
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,609	2,742,816
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		912	939,360
5.25%, 12/01/21 (a)		391	405,663
Shui On Development Holding Ltd.:
6.88%, 2/26/17	CNH	9,300	1,450,362
8.70%, 11/24/17	USD	1,500	1,581,297
9.63%, 6/10/19		750	798,967
Start Plus Investments Ltd., 5.55%, 6/24/18	CNH	15,000	2,324,992
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	728,435
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	1,415	2,181,818
6.46%, 3/30/32		500	662,885
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,360,598
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,216,183
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		11,050	12,122,193
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		200	207,070
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,785,000
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		6,000	6,315,396

			84,943,073
Road & Rail — 0.2%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		1,445	1,549,763
5.63%, 10/01/24 (a)		590	613,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.88%, 11/15/17		1,450	1,480,813
5.50%, 4/01/23		500	518,125
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		750	749,239
3.65%, 9/01/25		750	764,669
6.15%, 5/01/37		750	893,071
4.45%, 3/15/43		500	491,229
4.15%, 4/01/45		500	470,182
Canadian National Railway Co.:
2.95%, 11/21/24		865	864,221

46	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
6.20%, 6/01/36	USD	400	$513,324
CHC Helicopter SA, 9.25%, 10/15/20		540	307,800
CSX Corp., 3.70%, 10/30/20		750	793,996
Hertz Corp.:
4.25%, 4/01/18		4,470	4,525,875
6.75%, 4/15/19		2,325	2,386,031
5.88%, 10/15/20		500	517,500
7.38%, 1/15/21		1,020	1,061,432
6.25%, 10/15/22		350	360,500
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,832,678
Kansas City Southern de Mexico SA de CV, 1.02%, 10/28/16 (b)	USD	1,240	1,228,291
Norfolk Southern Corp.:
3.85%, 1/15/24		500	516,141
4.45%, 6/15/45		500	486,896
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	544,746
2.50%, 6/15/19 (a)		1,300	1,286,325
Ryder System, Inc.:
2.45%, 11/15/18		620	624,414
2.50%, 5/11/20		885	873,051
Silk Bidco A/S, 7.50%, 2/01/22	EUR	952	1,103,503
Union Pacific Corp., 4.15%, 1/15/45	USD	200	200,120

			28,557,535
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22		375	364,177
Analog Devices, Inc., 2.88%, 6/01/23		235	226,381
Applied Materials, Inc.:
2.65%, 6/15/16		435	440,864
3.90%, 10/01/25		770	770,421
Broadcom Corp., 4.50%, 8/01/34		85	84,643
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (a)		50	51,625
6.00%, 1/15/22 (a)		880	937,200
Global A&T Electronics Ltd.:
10.00%, 2/01/19		3,300	2,805,000
10.00%, 2/01/19		1,300	1,105,000
Intel Corp.:
2.45%, 7/29/20		335	340,369
3.10%, 7/29/22		510	524,791
2.70%, 12/15/22		500	501,159
3.70%, 7/29/25		600	623,080
4.80%, 10/01/41		615	639,736
4.90%, 7/29/45		265	275,592
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,627,314
Micron Technology, Inc.:
5.88%, 2/15/22		75	76,313
5.25%, 8/01/23 (a)		750	732,743
5.25%, 1/15/24 (a)		500	478,750
5.50%, 2/01/25		835	795,337
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	601,500
4.13%, 6/15/20 (a)		1,670	1,703,400
5.75%, 2/15/21 (a)		200	209,000
4.63%, 6/15/22 (a)		300	306,000
Sensata Technologies BV:
4.88%, 10/15/23 (a)		75	73,406
5.63%, 11/01/24 (a)		150	152,625
5.00%, 10/01/25 (a)		1,497	1,461,446
Texas Instruments, Inc.:
0.88%, 3/12/17		300	300,058
1.65%, 8/03/19		500	491,073
Xilinx, Inc., 2.13%, 3/15/19		300	298,857

			18,997,860

Corporate Bonds		Par (000)	Value
Software — 0.3%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)	USD	1,500	$1,586,550
6.13%, 9/15/23 (a)		175	190,531
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,096,719
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,719	1,731,050
6.13%, 11/01/23 (a)		1,080	1,086,750
Autodesk, Inc., 1.95%, 12/15/17		1,000	1,004,368
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		4,315	4,631,031
5.00%, 9/01/23		656	680,600
5.50%, 12/01/24		1,673	1,752,467
First Data Corp.:
6.75%, 11/01/20 (a)		4,427	4,664,951
11.75%, 8/15/21		393	448,020
5.38%, 8/15/23 (a)		1,708	1,737,890
7.00%, 12/01/23 (a)		4,913	4,998,977
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,086,560
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	331,500
6.50%, 5/15/22 (a)		1,221	1,156,897
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		324	321,405
Microsoft Corp.:
2.38%, 2/12/22		1,325	1,320,422
2.38%, 5/01/23		465	455,622
3.50%, 2/12/35		500	462,627
3.50%, 11/15/42		605	536,502
3.75%, 2/12/45		350	322,651
4.45%, 11/03/45		85	86,184
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,204	2,248,080
Oracle Corp.:
2.50%, 10/15/22		1,145	1,121,468
3.25%, 5/15/30		500	468,728
5.38%, 7/15/40		495	552,301
4.13%, 5/15/45		750	704,778
Rolta Americas LLC, 8.88%, 7/24/19		3,065	1,560,085
Rolta LLC, 10.75%, 5/16/18		400	240,000
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		776	814,800

			40,400,514
Specialty Retail — 0.3%
Advance Auto Parts, Inc.:
5.75%, 5/01/20		1,500	1,651,087
4.50%, 1/15/22		1,350	1,410,970
Asbury Automotive Group, Inc., 6.00%, 12/15/24		417	440,977
AutoZone, Inc., 2.50%, 4/15/21		1,500	1,478,622
Bed Bath & Beyond, Inc., 4.92%, 8/01/34		250	226,538
Best Buy Co., Inc., 5.00%, 8/01/18		1,000	1,065,000
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,114,030
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	92,750
6.75%, 6/15/23 (a)		500	461,250
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	277,750
Guitar Center, Inc., 6.50%, 4/15/19 (a)		350	327,687
Home Depot, Inc.:
2.00%, 6/15/19		810	822,638
3.75%, 2/15/24		825	881,296
3.35%, 9/15/25		105	107,728
5.88%, 12/16/36		935	1,156,891
4.88%, 2/15/44		215	238,596
4.40%, 3/15/45		250	260,263
4.25%, 4/01/46		200	202,467

BLACKROCK FUNDS II	OCTOBER 31, 2015	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)	GBP	135	$207,074
IT Ltd., 6.25%, 5/15/18	CNH	24,100	3,507,023
L Brands, Inc.:
6.90%, 7/15/17	USD	1,100	1,188,000
8.50%, 6/15/19		100	118,000
6.63%, 4/01/21		850	962,625
5.63%, 2/15/22		950	1,030,750
5.63%, 10/15/23		75	81,938
6.88%, 11/01/35 (a)		1,480	1,537,350
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	882,253
3.38%, 9/15/25		195	198,028
6.65%, 9/15/37		150	195,120
5.00%, 9/15/43		205	227,235
4.25%, 9/15/44		400	399,254
Men’s Wearhouse, Inc., 7.00%, 7/01/22		325	338,000
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		4,000	3,970,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		1,064	1,098,580
5.38%, 12/01/24		429	435,435
Punch Taverns Finance B Ltd., 5.27%, 3/30/24	GBP	796	1,104,278
Punch Taverns Finance PLC:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	751,526
Series 2014, 6.08%, 10/15/27 (a)(b)		1,104	1,531,726
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	150	155,250
5.75%, 6/01/22		500	527,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		500	485,000
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	942,758
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	325	336,375
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	483,750
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	254,524

			35,165,892
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.85%, 5/06/21	USD	750	772,325
2.70%, 5/13/22		500	504,485
2.40%, 5/03/23		705	689,737
3.20%, 5/13/25		950	965,212
3.45%, 2/09/45		650	560,711
Dell, Inc., 5.88%, 6/15/19		375	388,069
Hewlett-Packard Co.:
4.30%, 6/01/21		750	771,048
6.00%, 9/15/41		325	312,531
NCR Corp.:
4.63%, 2/15/21		100	98,750
5.00%, 7/15/22		650	638,625
6.38%, 12/15/23		400	412,000
Seagate HDD Cayman, 4.88%, 6/01/27 (a)		300	260,769

			6,374,262
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		750	777,187
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	195,500
Levi Strauss & Co.:
6.88%, 5/01/22		1,044	1,144,485
5.00%, 5/01/25		669	677,363
NIKE, Inc.:
3.63%, 5/01/43		250	232,865
3.88%, 11/01/45		305	298,835
PVH Corp., 4.50%, 12/15/22		275	275,687

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Springs Industries, Inc., 6.25%, 6/01/21	USD	640	$636,800
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	601,650

			4,840,372
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	343,125
Radian Group, Inc., 2.25%, 3/01/19 (k)		907	1,255,628

			1,598,753
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,766,476
4.00%, 1/31/24		700	736,548
5.38%, 1/31/44		1,350	1,469,607
Philip Morris International, Inc.:
4.50%, 3/26/20		555	608,123
2.63%, 3/06/23		1,480	1,450,230
6.38%, 5/16/38		925	1,169,045
Reynolds American, Inc.:
3.50%, 8/04/16 (a)		1,870	1,899,305
2.30%, 8/21/17 (a)		1,402	1,421,251
2.30%, 6/12/18		3,320	3,368,044
3.25%, 6/12/20		125	128,060
4.45%, 6/12/25		500	521,745
5.70%, 8/15/35		550	601,660
5.85%, 8/15/45		6,005	6,661,533
Vector Group Ltd., 7.75%, 2/15/21		200	213,500

			22,015,127
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,307,680
3.38%, 1/15/19		750	765,000
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,255	1,270,687
GATX Corp.:
2.38%, 7/30/18		1,960	1,956,156
2.50%, 3/15/19		1,240	1,230,936
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	101,500
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,092,633
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	2,490	2,502,433
3.38%, 3/15/18 (a)		1,770	1,810,873
2.88%, 7/17/18 (a)		1,941	1,964,637
United Rentals North America, Inc.:
7.38%, 5/15/20		150	159,187
8.25%, 2/01/21		296	311,540
7.63%, 4/15/22		3,655	3,966,077
6.13%, 6/15/23		125	130,437
4.63%, 7/15/23		1,000	1,004,370
5.75%, 11/15/24		2,598	2,636,970
5.50%, 7/15/25		898	895,755

			27,106,871
Transportation Infrastructure — 0.0%
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	417	481,936
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 4.38%, 7/16/42	USD	500	458,331
Crown Castle International Corp.:
4.88%, 4/15/22		591	625,721
5.25%, 1/15/23		1,640	1,765,050
Lynx I Corp., 6.00%, 4/15/21	GBP	2,511	4,088,871
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	2,250	2,267,122

48	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	$831,250
6.00%, 3/15/25 (a)		200	164,500
Nokia Oyi:
5.38%, 5/15/19		700	748,125
6.63%, 5/15/39		1,049	1,097,600
Rogers Communications, Inc., 6.80%, 8/15/18		786	887,872
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		345	351,037
SBA Communications Corp., 4.88%, 7/15/22		1,895	1,937,543
SBA Telecommunications, Inc., 5.75%, 7/15/20		2,350	2,452,813
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,758,087
Sprint Capital Corp.:
6.90%, 5/01/19		1,000	960,000
6.88%, 11/15/28		650	539,500
8.75%, 3/15/32		1,750	1,575,000
Sprint Communications, Inc.:
6.00%, 12/01/16		800	809,000
9.13%, 3/01/17		500	520,000
8.38%, 8/15/17		200	204,250
9.00%, 11/15/18 (a)		6,446	7,086,539
7.00%, 3/01/20 (a)		150	157,500
7.00%, 8/15/20		150	139,125
6.00%, 11/15/22		1,100	939,939
Sprint Corp.:
7.25%, 9/15/21		1,300	1,194,375
7.88%, 9/15/23		4,510	4,171,750
7.13%, 6/15/24		2,352	2,065,350
7.63%, 2/15/25		1,050	931,875
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	514,375
6.63%, 11/15/20		1,500	1,545,000
6.25%, 4/01/21		1,500	1,548,600
6.63%, 4/28/21		400	414,000
6.13%, 1/15/22		125	127,187
6.73%, 4/28/22		1,275	1,316,437
6.00%, 3/01/23		1,000	996,875
6.63%, 4/01/23		1,000	1,021,560
6.84%, 4/28/23		625	645,313
6.50%, 1/15/24		1,513	1,535,695
6.38%, 3/01/25		4,065	4,075,163
United States Cellular Corp., 6.70%, 12/15/33		199	179,597
Vodafone Group PLC:
1.50%, 2/19/18		1,000	994,778
2.95%, 2/19/23		1,000	957,188
4.38%, 2/19/43		750	655,339

			61,255,232
Total Corporate Bonds — 19.2%			2,339,335,818

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.0%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,783	1,790,710
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,233	1,004,748
TransDigm, Inc., Tranche C Term Loan, 3.00%, 2/28/20		2,200	2,168,826

			4,964,284
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, 4.50%, 10/27/21		805	796,950

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.0%
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.77%, 9/10/18	USD	92	$88,755
Term Loan B757-200 (N554), 1.77%, 9/10/18		93	89,725
Term Loan B757-300 (N550), 1.77%, 3/10/17		91	88,270
Term Loan B757-300 (N584), 2.39%, 3/10/17		75	74,250
Term Loan B757-300 (N584), 2.39%, 3/10/17		75	74,250

			415,250
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		778	736,509
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,898	1,884,510
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,731	1,708,954
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		1,811	1,810,841
Term B-1 Loan, 5.00%, 7/01/22		1,218	1,218,796
Ply Gem Industries, Inc., Term Loan, 3.00%, 2/01/21		2,000	1,968,760
Wilsonart LLC, Initial Term Loan, 3.00%, 10/31/19		1,800	1,785,384

			10,377,245
Capital Markets — 0.0%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,546	1,537,976
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		1,105	1,104,315

			2,642,291
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		634	632,906
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		329	328,385
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		749	671,599
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	210	230,692
Refinanced Term B Loan, 3.75%, 2/01/20	USD	1,192	1,189,823
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,975	1,955,275
Macdermid, Inc. (Platform Specialty Products Co.), Tranche B Term Loan (First Lien), 4.50%, 6/07/20		728	705,029
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		675	612,002
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		1,891	1,809,446
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		723	715,731
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	602,477

			9,453,365

BLACKROCK FUNDS II	OCTOBER 31, 2015	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies — 0.2%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21	USD	898	$874,852
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.00%, 10/09/19		890	878,323
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21		4,486	4,373,483
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		3,300	3,291,057
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,121	1,958,198
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		2,006	2,006,158
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		3,078	3,038,626
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		710	709,540
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		5,360	5,281,933
West Corp., Term B-10 Loan, 3.25%, 6/30/18		885	876,275

			23,288,445
Communications Equipment — 0.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,479	1,431,471
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		622	621,875

			2,053,346
Construction & Engineering — 0.0%
USAGM Holdco LLC:
Delayed Draw Term Loan (First Lien), 4.75%, 7/28/22		63	61,243
Delayed Draw Term Loan (Second Lien), 4.25%, 7/28/23		35	33,597
Initial Loan (Second Lien), 9.50%, 7/28/23		530	515,159
Initial Term Loan (First Lien), 4.75%, 7/28/22		898	868,540

			1,478,539
Containers & Packaging — 0.1%
Ardagh Holdings USA Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		2,203	2,198,428
Berry Plastics Corp.:
Term E Loan, 3.75%, 1/06/21		199	198,441
Term F Loan, 4.00%, 10/03/22		5,514	5,521,874
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		930	929,990

			8,848,733
Diversified Consumer Services — 0.1%
Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		5,710	5,705,546
Diversified Financial Services — 0.1%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		2,660	2,657,234
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		4,389	4,396,237
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		3,056	3,044,994

			10,098,465
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan, 4.50%, 7/02/19		2,200	2,199,450

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20	USD	2,543	$1,946,576
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,269	1,263,775
Integra Telecom Holdings, Inc., Term B-1 Loan, 4.25%, 8/14/20		3,100	3,066,086
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		10,000	10,017,500
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		4,139	4,072,148
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 2.75%, 5/06/21		4,410	4,402,415
Ziggo BV:
Term Loan B1 Facility, 2.75%, 1/15/22		740	727,763
Term Loan B2 Facility, 2.75%, 1/15/22		477	468,985
Term Loan B3 Facility, 2.75%, 1/15/22		784	771,312

			28,936,010
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		3,791	3,753,556
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		1,160	1,158,470
New Albertson’s, Inc., Term B Loan, 3.75%, 6/27/21		1,800	1,787,634
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		1,513	1,511,131
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		1,001	998,849
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 3.50%, 3/31/19		1,755	1,753,631

			10,963,271
Food Products — 0.0%
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		1,830	1,831,702
Term B Loan (Second Lien), 8.50%, 8/03/23		215	214,194

			2,045,896
Health Care Equipment & Supplies — 0.1%
Hill-Rom Holdings, Inc., Initial Term B Loan, 2.75%, 9/08/22		2,600	2,601,846
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,952	2,955,340
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		1,800	1,760,994

			7,318,180
Health Care Providers & Services — 0.3%
Alere Inc. (FKA IM US Holdings LLC), B Term Loan, 4.25%, 6/20/22		2,764	2,763,837
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		1,975	1,959,594
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		1,800	1,789,506
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.75%, 12/31/19		2,236	2,225,292
Incremental 2021 Term H Loan, 4.00%, 1/27/21		3,183	3,172,172
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		4,364	4,373,663
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		3,576	3,543,977
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		1,800	1,779,300

50	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 5.00%, 4/07/22	USD	1,300	$1,301,625
HCA Inc., Tranche B-4 Term Loan, 3.08%, 5/01/18		284	284,200
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		818	774,972
Millennium Health, LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		1,104	389,042
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		1,873	1,843,517
Prestige Brands, Inc., Term B-3 Loan, 2.75%, 9/03/21		1,320	1,319,063
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		1,785	1,764,919
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		373	371,961
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		1,300	1,272,375
U.S. Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 3.25%, 7/03/19		1,460	1,457,694

			32,386,709
Health Care Technology — 0.0%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		1,575	1,569,377
Hotels, Restaurants & Leisure — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		619	603,399
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	885,307
A-R HHC Orlando Convention Hotel, LLC, Mezzanine Loan, 6.57%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		5,076	5,084,363
Boyd Gaming Corp., Term B Loan, 3.00%, 8/14/20		1,233	1,232,977
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 5.95%, 7/09/19		3,500	3,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75%, 1/30/20		2,890	2,893,817
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,169	7,717,980
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		647	647,954
Intrawest Operations Group LLC, Initial Term Loan, 3.75%, 12/09/20		1,800	1,801,494
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		4,806	4,757,990
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,650	1,627,296
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan, 3.50%, 12/20/19		2,225	2,220,085
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		436	435,555
Term B Loan, 4.00%, 2/19/19		867	866,124
Scientific Games International, Inc., Initial Term B-2 Loan, 5.00%, 10/01/21		1,800	1,756,134
Starwood Schulte, Mezzanine, 8.05%, 6/30/17		13,500	13,432,500
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		3,066	3,066,049
Thayer Los Cabos Arrendador, S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.19%, 9/09/16		5,375	5,375,000

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21	USD	2,184	$2,163,783

			67,317,807
Household Products — 0.0%
Spectrum Brands, Inc., USD Term Loan, 3.75%, 6/23/22		3,060	3,068,797
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 2.75%, 5/27/22		1,400	1,383,746
Term Loan (10/12), 3.00%, 10/09/19		2,540	2,541,981
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		2,236	2,218,234
Energy Future Intermediate Holding Co. LLC (EFIH Finance Inc.), Term Loan, 4.25%, 6/19/16		7,450	7,445,381

			13,589,342
Insurance — 0.0%
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), 2.75%, 3/01/21		2,740	2,688,625
Internet & Catalog Retail — 0.0%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 3.25%, 1/29/21		1,000	990,420
Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,985	1,988,517
IT Services — 0.0%
Tyche Holdings LLC (AKA TransFirst, Inc.), Term B-1 Loan, 3.75%, 11/12/21		2,200	2,198,174
Life Sciences Tools & Services — 0.1%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		3,365	3,293,279
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		3,570	3,514,217

			6,807,496
Machinery — 0.1%
Accudyne Industries Borrower SCA. / Accudyne Industries, LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		2,879	2,629,258
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		2,919	2,735,008
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,507	2,475,096
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	163,312

			8,002,674
Media — 0.3%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		2,274	2,221,185
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		3,692	3,665,442
Charter Communications Operating, LLC (AKA CCO Safari LLC), Term I Loan, 3.50%, 1/24/23		5,705	5,696,956
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		2,450	2,457,007

BLACKROCK FUNDS II	OCTOBER 31, 2015	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Dallas Design District, Mezzanine, 6.90%, 11/25/16	USD	4,000	$4,000,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		2,737	2,695,970
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		729	728,072
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		2,235	2,203,959
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		1,934	1,906,724
Numericable-SFR SA, Term Loan (USD), 4.00%, 1/20/23		1,250	1,235,225
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		2,317	2,310,080
TWCC Holding Corp., Term B-1 Loan, 5.75%, 2/11/20		995	995,090
Univision Communications Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		5,357	5,319,740
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		3,651	3,628,728
WideOpenWest Finance LLC, Replacement Term B Loan, 4.50%, 4/01/19		1,163	1,142,507

			40,206,685
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		3,720	3,647,355
Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		5,131	5,137,487
Hudson’s Bay Co., Initial Term Loan, 3.75%, 9/30/22		2,190	2,192,059

			7,329,546
Oil, Gas & Consumable Fuels — 0.0%
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	812,109
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,972	1,850,929
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,085	2,075,833

			4,738,871
Pharmaceuticals — 0.2%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		2,195	2,185,626
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		2,920	2,912,517
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	429,798
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		509	446,443
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		88	76,973
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		703	615,783
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		2,105	2,066,521
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		5,292	5,279,373
Horizon Pharma, Inc., 2015 Term Loan, 4.50%, 5/07/21		612	563,029
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		646	602,550

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	USD	6,100	$5,662,742

			20,841,355
Professional Services — 0.1%
Connolly Intermediate, Inc., Initial Term Loan (First Lien), 3.50%, 5/14/21		3,557	3,542,506
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		3,982	3,976,040

			7,518,546
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		868	817,925
Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term B Loan, 3.25%, 10/16/20		1,800	1,800,900
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.), 2015-1 Additional Term Loan (First Lien), 3.25%, 11/04/21		2,986	2,954,561
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 4.40%, 10/10/16		35	34,218
Initial Term B Loan 2014, 3.75%, 3/05/20		3,075	3,072,694
Thor 680 Madison Ave. Mezz. LLC, Loan, 5.43%, 8/09/16		15,000	15,000,000

			22,862,373
Road & Rail — 0.0%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		3,969	3,928,104
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,726	1,725,887
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		3,265	3,239,141
Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22		510	509,046
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		1,555	1,553,530
Tranche B5 Term Loan, 5.00%, 1/15/21		992	991,959
SS&C European Holdings S.a.r.L, Term B-2 Loan, 4.00%, 7/08/22		652	653,462
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		4,213	4,223,305

			12,896,330
Software — 0.2%
Applied Systems, Inc., Initial Term Loan (First Lien), 4.25%, 1/25/21		2,700	2,677,212
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		433	427,219
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		2,261	2,246,073
First Data Corp.:
2018 New Dollar Term Loan, 3.70%, 3/23/18		10,240	10,155,930
2018B Second New Term Loan, 3.70%, 9/24/18		570	565,725
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,596	2,523,478
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		2,120	2,090,371

52	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	USD	3,513	$3,511,286
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		735	732,710
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,924	1,943,965
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		1,845	1,841,944
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		545	543,806

			29,259,719
Specialty Retail — 0.2%
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		2,243	2,213,628
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		3,476	3,481,967
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,816	1,745,421
Neiman Marcus Group Inc., Other Term Loan, 4.25%, 10/25/20		1,955	1,908,634
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		2,995	2,993,503
PetCo Animal Supplies, Inc., New Loan, 3.00%, 11/24/17		1,771	1,765,755
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		4,158	4,155,870

			18,264,778
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC (FKA CDW Corp.), Term Loan, 2.25%, 4/29/20		1,300	1,295,450
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		764	750,920
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		380	379,525
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		4,550	4,532,937

			4,912,462
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		944	927,141
Wireless Telecommunication Services — 0.0%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 2.50%, 3/24/21		1,800	1,785,654
Total Floating Rate Loan Interests — 3.7%			452,713,477

Foreign Agency Obligations		Par (000)	Value
Australia — 0.0%
Baosteel Financing Pty. Ltd., 3.88%, 1/28/20	USD	902	907,722
British Virgin Islands — 0.2%
Eastern Creation II Investment Holdings Ltd., 1.50%, 7/29/19	EUR	370	400,145
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25	USD	1,500	1,511,250
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		18,968	19,236,170

			21,147,565

Foreign Agency Obligations		Par (000)	Value
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)	USD	247	$247,000
Cayman Islands — 0.1%
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		1,050	1,049,790
Petrobras Global Finance BV, 3.50%, 2/06/17		7,000	6,765,500

			7,815,290
China — 0.1%
CCCI Treasure Ltd., 3.50% (b)(h)		3,000	2,976,600
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,200	1,193,741
Export-Import Bank of China/The via Avi Funding Co. Ltd., 2.85%, 9/16/20		1,720	1,728,122
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		5,000	5,252,065
Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25		4,500	4,552,321

			15,702,849
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	50	55,670
Germany — 0.0%
HSH Nordbank AG:
0.78%, 2/14/17 (b)		2,023	2,018,044
0.82%, 2/14/17 (b)		1,217	1,214,877

			3,232,921
Hong Kong — 0.0%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20		2,600	2,824,290
India — 0.1%
Bank of India, 6.25%, 2/16/21	USD	1,030	1,167,939
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		280	291,368
NTPC Ltd., 5.63%, 7/14/21		2,590	2,857,296

			4,316,603
Indonesia — 0.2%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,900	2,412,365
Pertamina Persero PT, 6.45%, 5/30/44		2,500	2,315,635
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		10,884	11,228,805

			15,956,805
Luxembourg — 0.0%
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19 (a)		2,120	2,382,350
Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 3/09/23		3,000	2,291,895
Mexico — 0.1%
Petroleos Mexicanos, 5.50%, 1/21/21		14,202	15,160,635
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		3,750	3,628,253
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		3,190	3,182,711

			6,810,964
Netherlands — 0.0%
Petrobras Global Finance BV:
3.25%, 4/01/19	EUR	335	306,631
3.75%, 1/14/21		197	168,809

			475,440
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,500	3,399,200

BLACKROCK FUNDS II	OCTOBER 31, 2015	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
United Arab Emirates — 0.0%
National Bank of Abu Dhabi PJSC, 5.25% (b)(h)	USD	1,250	$1,266,250
Total Foreign Agency Obligations — 0.9%			103,993,449

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Brazilian Government International Bond, 4.88%, 1/22/21		13,263	13,044,161
Croatia — 0.2%
Croatia Government International Bond, 6.63%, 7/14/20		21,494	23,360,754
Hungary — 0.2%
Hungary Government International Bond, 6.25%, 1/29/20		20,895	23,588,574
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16		1,168	1,197,200
Indonesia — 0.1%
Indonesia Government International Bond, 5.88%, 3/13/20		12,732	14,126,561
Mexico — 0.2%
Mexico Government International Bond, 3.63%, 3/15/22		22,100	22,630,400
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	10,000	1,455,185
Panama — 0.1%
Panama Government International Bond, 5.20%, 1/30/20	USD	3,641	3,986,895
Romania — 0.2%
Romanian Government International Bond, 6.75%, 2/07/22		15,958	19,021,936
Slovenia — 0.2%
Republic of Slovenia, 4.75%, 5/10/18		26,516	28,322,535
South Africa — 0.1%
South Africa Government International Bond, 5.88%, 5/30/22		10,490	11,525,887
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.85%, 11/03/25		2,400	2,385,000
Sri Lanka Government International Bond, 6.85%, 11/03/25		900	890,640

			3,275,640
Uruguay — 0.1%
Uruguay Government International Bond, 8.00%, 11/18/22		9,015	11,324,665
Total Foreign Government Obligations — 1.5%			176,860,393

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)		7,273,007	622,351,209
iShares iBoxx $ Investment Grade Corporate Bond ETF (i)		399,514	46,511,420
iShares U.S. Preferred Stock ETF (i)	1,739,167		68,279,696
SPDR Barclays High Yield Bond ETF (e)	7,798,857		284,424,315
Total Investment Companies — 8.4%			1,021,566,640

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 6.9%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 2.80%, 11/25/35 (b)	USD	8,128	$7,240,871
Series 2005-8, Class 7A2, 0.48%, 11/25/35 (b)		4,497	4,103,445
Series 2005-9, Class 5A1, 0.47%, 11/25/35 (b)		3,969	3,613,741
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(c)		4,983	4,937,162
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		11,500	11,306,800
Alternative Loan Trust:
Series 2005-16, Class A1, 1.87%, 6/25/35 (b)		1,476	1,324,291
Series 2005-36, Class 2A1A, 0.51%, 8/25/35 (b)		4,240	3,375,288
Series 2005-56, Class 1A1, 0.93%, 11/25/35 (b)		7,361	6,214,333
Series 2005-56, Class 4A1, 0.83%, 11/25/35 (b)		10,500	8,766,690
Series 2005-61, Class 1A1, 0.46%, 12/25/35 (b)		655	591,445
Series 2005-61, Class 2A1, 0.48%, 12/25/35 (b)		6,248	5,447,566
Series 2005-63, Class 3A3, 4.98%, 11/25/35 (b)		6,403	5,259,172
Series 2005-63, Class 5A1, 2.51%, 12/25/35 (b)		988	837,123
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		202	195,347
Series 2005-72, Class A1, 0.47%, 1/25/36 (b)		5,991	5,342,506
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)		6,291	5,149,986
Series 2005-76, Class 2A1, 1.22%, 2/25/36 (b)		11,547	10,126,899
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,874	1,587,866
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,382	4,292,514
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,321	3,749,435
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,909	1,643,816
Series 2006-9T1, Class A7, 6.00%, 5/25/36		929	798,991
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,760	1,567,402
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,149	1,745,295
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,062	890,461
Series 2006-J7, Class 2A1, 2.14%, 11/20/36 (b)		10,748	7,837,157
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,570	2,008,906
Series 2006-OA10, Class 4A1, 0.39%, 8/25/46 (b)		13,001	9,892,153
Series 2006-OA14, Class 1A1, 1.95%, 11/25/46 (b)		14,923	12,539,690
Series 2006-OA14, Class 2A1, 0.39%, 11/25/46 (b)		15,704	13,037,609
Series 2006-OA14, Class 3A1, 1.07%, 11/25/46 (b)		21,765	17,493,103
Series 2006-OA16, Class A2, 0.39%, 10/25/46 (b)		1,076	942,041

54	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA2, Class A1, 0.40%, 5/20/46 (b)	USD	3,593	$2,701,534
Series 2006-OA3, Class 2A1, 0.41%, 5/25/36 (b)		23,015	18,496,729
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (b)		19,215	16,029,534
Series 2006-OA8, Class 1A1, 0.39%, 7/25/46 (b)		29,781	24,474,037
Series 2006-OA22, Class A1, 0.36%, 2/25/47 (b)		20,235	16,822,455
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,066	821,906
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		6,054	4,904,104
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,039	841,804
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,859	3,147,423
Series 2007-12T1, Class A5, 6.00%, 6/25/37		856	711,129
Series 2007-15CB, Class A7, 6.00%, 9/25/47		676	629,341
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		726	647,423
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,630	2,183,418
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,280	1,062,321
Series 2007-25, Class 1A3, 6.50%, 11/25/37		6,477	5,394,869
Series 2007-AL1, Class A1, 0.45%, 6/25/37 (b)		14,259	10,309,784
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,795	2,019,180
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)		24,200	20,304,875
Series 2007-OA4, Class A1, 0.37%, 5/25/47 (b)		11,224	9,641,654
Series 2007-OA6, Class A1A, 0.34%, 6/25/37 (b)		5,802	4,925,260
Series 2007-OA7, Class A1B, 0.34%, 5/25/47 (b)		1,932	1,623,824
Series 2007-OA8, Class 2A1, 0.38%, 6/25/47 (b)		24,557	19,311,750
Series 2007-OA11, Class A1A, 1.60%, 11/25/47 (b)		6,094	4,604,303
Series 2007-OH3, Class A1A, 0.48%, 9/25/47 (b)		9,456	8,071,275
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,750	2,379,602
American Home Mortgage Assets Trust:
Series 2007-2, Class A1, 0.32%, 3/25/47 (b)		5,821	4,485,680
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,242	1,616,439
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.78%, 11/25/45 (b)		5,892	4,940,436
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,557	1,303,484
Series 2006-D, Class 6A1, 4.66%, 5/20/36 (b)		915	770,088
Series 2007-A, Class 2A1, 0.35%, 2/20/47 (b)		1,820	1,474,143
Series 2007-D, Class 1A1, 0.40%, 6/20/47 (b)		4,317	3,512,585

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.56%, 1/25/35 (b)	USD	31	$30,588
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.64%, 4/25/36 (b)		16,434	12,686,613
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (b)		4,605	4,567,274
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		1,856	1,813,867
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		1,851	1,494,219
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.37%, 3/25/37 (b)		3,406	2,753,397
Series 2007-AR3, Class 1A1, 0.34%, 3/25/37 (b)		4,424	3,536,770
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.50%, 5/25/35 (b)		8,222	7,035,462
Series 2005-11, Class 4A1, 0.47%, 4/25/35 (b)		5,141	4,467,905
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		228	195,172
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.18%, 4/25/46 (b)		4,448	2,467,416
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		37,406	30,280,545
Series 2007-21, Class 1A1, 6.25%, 2/25/38		461	412,628
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,450	1,196,850
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,214	1,827,604
Credit Suisse Commerical Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		483	457,240
Credit Suisse Mortgage Trust:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		2,063	1,811,962
Series 2013-7R, Class 6A1, 3.67%, 6/26/47 (a)(b)		5,581	5,616,455
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		10,560	10,113,401
Series 2015-5R, Class 3A1, 4.75%, 1/27/37 (a)		2,955	2,867,424
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(c)		19,450	19,460,611
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.40%, 2/25/47 (b)		2,129	1,680,419
Series 2007-OA4, Class 1A1A, 0.39%, 8/25/47 (b)		4,086	3,396,336
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.25%, 6/27/37 (a)(b)		12,736	12,690,022
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)		9,940	10,391,526
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)		23,930	23,943,875
Series 2014-C02, Class 1M2, 2.80%, 5/25/24 (b)		6,500	5,665,880

BLACKROCK FUNDS II	OCTOBER 31, 2015	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.92%, 2/25/37 (b)	USD	3,662	$2,588,277
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.35%, 1/25/25 (b)		8,700	8,635,867
Series 2015-DNA1, Class M3, 3.50%, 10/25/27 (b)		5,278	4,996,753
Series 2015-DNA2, Class M3, 4.10%, 12/25/27 (b)		8,000	7,641,393
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.15%, 5/25/35 (b)		135	129,565
Granite Master Issuer PLC:
Series 2005-2, Class A6, 0.45%, 12/20/54 (b)		1,554	1,549,047
Series 2006-2, Class A4, 0.27%, 12/20/54 (b)		3,125	3,115,564
Series 2007-1, Class 2A1, 0.33%, 12/20/54 (b)		468	465,851
Series 2007-2, Class 4A1, 0.30%, 12/17/54 (b)		551	548,807
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.37%, 2/25/36 (b)		9,941	7,905,971
Series 2007-AR3, Class A1, 0.42%, 6/25/37 (b)		9,597	8,024,655
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.71%, 5/25/35 (b)		3,397	3,265,087
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		87	84,184
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 0.38%, 12/25/36 (b)		6,025	5,297,881
Impac CMB Trust, Series 2005-6, Class 1A1, 0.70%, 10/25/35 (b)		4,685	3,864,796
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,491	1,336,649
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,641	1,693,070
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.50%, 7/25/35 (b)		6,368	5,472,848
Series 2006-FLX1, Class A1, 0.41%, 11/25/36 (b)		9,195	7,822,377
Series 2007-AR15, Class 1A1, 2.86%, 8/25/37 (b)		275	212,385
Series 2007-AR15, Class 2A1, 4.17%, 8/25/37 (b)		1,255	970,501
Series 2007-FLX3, Class A1, 0.44%, 6/25/37 (b)		4,004	3,448,185
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.40%, 8/25/46 (b)		8,429	6,411,050
Series 2007-20N, Class A1, 1.35%, 12/25/37 (b)		23,358	16,987,412
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.29%, 9/01/21 (a)(b)		24,244	24,152,918
Series 2014-2, Class A, 2.19%, 12/01/21 (a)(b)		13,949	13,796,114
Series 2015-2, Class A, 2.19%, 1/01/20 (a)(b)		3,290	3,246,713

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2015-3, Class A, 2.19%, 3/01/20 (a)(b)	USD	4,735	$4,657,648
Series 2015-6, Class A, 2.19%, 5/01/20 (a)(b)		9,312	8,991,698
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.83%, 6/25/37 (b)		2,387	1,620,214
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.66%, 12/25/35 (b)		2,638	2,515,843
Series 2006-1, Class 2A1, 2.13%, 2/25/36 (b)		1,218	1,201,405
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		271	274,880
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		829	808,682
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.35%, 2/25/37 (b)		6,892	5,598,730
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		482	413,039
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		522	368,804
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		153	138,628
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.74%, 4/25/47 (b)		779	609,768
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.47%, 8/25/35 (b)		3,591	3,100,052
Series 2005-AR8, Class A1A, 0.48%, 2/25/36 (b)		7,487	6,046,988
Series 2006-AR2, Class A1, 0.43%, 2/25/36 (b)		2,545	1,996,857
Series 2006-AR3, Class 11A1, 0.41%, 4/25/36 (b)		5,745	4,325,455
Series 2006-AR4, Class 3A1, 0.39%, 6/25/36 (b)		10,432	8,244,211
Series 2006-AR6, Class 1A3, 0.39%, 7/25/46 (b)		8,324	5,713,409
Series 2006-AR6, Class 2A1, 0.39%, 7/25/46 (b)		27,491	21,658,007
Series 2006-AR8, Class A1A, 0.40%, 10/25/36 (b)		12,395	9,999,927
Series 2007-AR1, Class 2A1, 0.37%, 1/25/37 (b)		9,671	7,915,215
Series 2007-AR4, Class GA4B, 0.38%, 9/25/47 (b)		6,231	5,331,578
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.89%, 1/25/47 (b)		18,540	16,700,304
Series 2007-OA4, Class 1A, 0.99%, 5/25/47 (b)		4,326	3,642,173
Series 2007-OA5, Class 1A, 0.97%, 6/25/47 (b)		14,335	11,781,455
Series 2007-OA6, Class 1A, 1.03%, 7/25/47 (b)		7,467	6,020,172
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.79%, 10/25/36 (c)		1,819	1,182,686

56	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 1A, 1.20%, 6/25/46 (b)	USD	12,453	$8,105,942
Series 2007-OA1, Class 2A, 0.94%, 12/25/46 (b)		11,458	7,718,773
Series 2007-OA5, Class A1A, 1.06%, 5/25/47 (b)		6,772	5,361,950

			842,591,367
Commercial Mortgage-Backed Securities — 3.8%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,630,999
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.89%, 9/15/18 (a)(b)		10,000	9,999,900
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		3,321	3,402,830
Series 2006-6, Class AJ, 5.42%, 10/10/45		6,256	6,364,298
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		6,208	6,405,314
Series 2008-1, Class A1A, 6.17%, 2/10/51 (b)		1,366	1,450,907
Series 2015-UBS7, Class D, 3.17%, 9/15/48		4,300	3,272,936
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-4, Class F, 5.34%, 7/10/42 (a)(b)		3,000	3,032,083
Series 2005-3, Class AM, 4.73%, 7/10/43		187	187,119
Series 2005-6, Class B, 5.15%, 9/10/47 (b)		1,685	1,684,066
Bayview Commercial Asset Trust, Series 2005-3A, Class A1, 0.52%, 11/25/35 (a)(b)		1,984	1,761,996
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		1,951	2,024,762
Series 2007-PW16, Class AM, 5.70%, 6/11/40 (b)		2,035	2,150,315
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,110	2,240,367
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.10%, 5/15/29 (a)(b)		8,700	8,178,000
Series 2015-JWRZ, Class GL3, 3.78%, 5/15/29 (a)(b)		10,980	10,263,450
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.45%, 11/15/19 (a)(b)		4,850	4,875,179
Series 2014-CMZA, Class MZA, 6.17%, 11/15/19 (a)(b)		2,000	2,001,540
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.60%, 12/15/27 (a)(b)		2,980	2,965,072
Series 2014-BXCH, Class EPA, 4.46%, 12/15/27 (a)(b)		9,850	9,750,790
Citigroup Commercial Mortgage Trust:
Series 2014-388G, Class E, 2.55%, 6/15/33 (a)(b)		5,000	4,912,182
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		1,500	1,132,097
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,181,931

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)	USD	2,200	$2,358,704
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)		5,176	4,981,487
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,145	4,306,268
Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,956	2,026,225
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,019,760
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,041,815
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,122,397
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		768	747,318
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,398,087
Series 2014-CR21, Class D, 3.92%, 12/10/47 (a)(b)		1,000	816,094
Series 2014-FL5, Class A, 1.57%, 10/15/31 (a)(b)		1,530	1,524,259
Series 2014-FL5, Class D, 4.20%, 10/15/31 (a)(b)		4,850	4,458,232
Series 2014-FL5, Class HFL1, 3.45%, 7/15/31 (a)(b)		3,261	3,129,024
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,461,703
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		4,100	3,679,020
Series 2014-PAT, Class E, 3.36%, 8/13/27 (a)(b)		1,000	987,952
Series 2014-PAT, Class F, 2.65%, 8/13/27 (a)(b)		2,000	1,912,773
Series 2014-PAT, Class G, 1.80%, 8/13/27 (a)(b)		2,000	1,778,400
Series 2014-TWC, Class E, 3.46%, 2/13/32 (a)(b)		4,000	3,982,867
Series 2014-TWC, Class F, 4.46%, 2/13/32 (a)(b)		2,000	2,000,000
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,464,075
Series 2015-CR23, Class A2, 2.85%, 5/10/48		1,615	1,657,949
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		2,180	2,023,315
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)		4,650	3,758,489
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		4,125	3,180,387
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	2,241,783
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		2,820	2,563,577
Series 2015-TEXW, Class D, 3.85%, 2/10/22 (a)(b)		1,500	1,477,334
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		3,570	3,339,012
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,624,894
Series 2007-C2, Class AM, 5.60%, 1/15/49 (b)		3,686	3,855,745
Series 2014-TIKI, Class D, 2.45%, 9/15/38 (a)(b)		4,000	3,942,180

BLACKROCK FUNDS II	OCTOBER 31, 2015	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-TIKI, Class E, 3.35%, 9/15/38 (a)(b)	USD	1,955	$1,928,511
Series 2014-TIKI, Class F, 4.02%, 9/15/38 (a)(b)		1,725	1,694,797
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		4,875	4,042,796
Series 2015-C3, Class D, 3.51%, 8/15/48 (b)		505	387,128
Del Coronado Trust, Series 2013-HDC, Class A, 1.00%, 3/15/26 (a)(b)		645	644,190
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.19%, 12/25/45 (a)		1,185	1,220,153
Series 2015-K49, Class C, 3.85%, 10/25/48 (a)		2,450	2,035,901
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a)(b)		2,180	2,046,523
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a)(b)		1,500	1,387,214
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		10,350	9,465,052
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,903	1,986,028
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		2,289	2,289,629
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		8,850	8,523,343
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.19%, 5/15/32 (a)(b)		1,700	1,691,976
Series 2015-WOLF, Class D, 3.70%, 5/15/34 (a)(b)		7,275	7,183,928
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,090,407
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,042,835
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		6,500	6,522,888
Series 2013-NYC5, Class G, 3.65%, 1/10/30 (a)(b)		1,840	1,817,999
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		1,575	1,342,133
Series 2015-GC32, Class D, 3.35%, 7/10/48		3,000	2,325,910
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,010,027
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		16,710	16,824,871
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		2,750	2,376,189
Series 2014-C23, Class D, 3.96%, 9/15/47 (a)(b)		1,000	831,989
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,534,804
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,043,770

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (b)	USD	400	$399,904
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,745	2,825,395
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		9,305	9,555,858
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		3,520	3,662,653
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,833	2,927,874
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,485	5,622,387
Series 2013-LC11, Class ASB, 2.55%, 1/15/23		2,500	2,516,363
Series 2014-CBMZ, Class M, 6.42%, 10/15/19 (a)(b)		2,000	2,002,300
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		5,200	5,103,281
Series 2014-FBLU, Class E, 3.70%, 12/15/28 (a)(b)		4,000	3,998,442
Series 2014-FL6, Class A, 1.60%, 11/15/31 (a)(b)		1,590	1,583,485
Series 2015-CSMO, Class E, 4.15%, 1/15/32 (a)(b)		2,880	2,830,002
Series 2015-FL7, Class DAL1, 3.70%, 5/15/28 (a)(b)		3,390	3,212,025
Series 2015-FL7, Class DAL2, 4.35%, 11/15/16 (a)(b)		2,750	2,660,357
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		3,750	3,537,750
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 5.85%, 7/15/44 (b)		2,517	2,664,126
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,549	3,654,466
Series 2007-C1, Class AJ, 5.48%, 2/15/40		8,515	8,736,600
Series 2007-C2, Class A3, 5.43%, 2/15/40		3,660	3,793,009
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		3,525	3,658,335
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	761,147
Series 2007-C7, Class AJ, 6.25%, 9/15/45 (b)		5,344	5,548,077
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,445,128
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,952,682
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		1,012	1,049,273
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,185,313
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,642,876
Series 2015-C25, Class D, 3.07%, 10/15/48		2,250	1,585,270
Series 2015-C26, Class D, 3.06%, 11/15/48		1,000	724,058
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,046,253

58	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	USD	2,617	$2,700,751
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,268	1,299,236
Series 2007-IQ15, Class A4, 5.92%, 6/11/49 (b)		2,880	3,020,725
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		6,375	5,226,666
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)		1,484	1,550,938
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	947,368
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.44%, 8/27/24 (a)(b)		4,000	4,020,000
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.21%, 6/15/18 (a)(b)		3,750	3,693,750
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,838,379
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,049,688
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.36%, 12/15/44 (b)		523	521,937
Series 2007-C32, Class A1A, 5.71%, 6/15/49 (b)		1,629	1,712,126
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		11,720	12,005,778
Series 2007-C33, Class AM, 5.95%, 2/15/51 (b)		2,565	2,721,944
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,974,695
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		1,700	1,414,369
Series 2015-C31, Class D, 3.85%, 11/15/48		2,250	1,687,498
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,640,937
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20		11,000	10,882,190
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,009,592

			456,823,505
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.00%, 8/15/18 (a)(b)		151,027	15
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30 (a)(b)		128,052	65,307
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.47%, 3/10/47 (b)		33,411	2,435,306
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.87%, 2/10/47 (b)		35,364	1,490,243
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.51%, 3/10/46 (b)		7,689	540,058

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class XA, 1.33%, 2/10/47 (b)	USD	62,875	$3,800,226
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		52,000	965,156
Series 2014-UBS5, Class XB2, 0.84%, 9/10/47		12,675	689,203
Series 2015-CR25, Class XA, 0.98%, 8/10/48 (b)		66,922	4,610,543
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	5,452,590
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		40,791	1,052,712
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.20%, 4/10/47 (b)		14,500	980,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	119,000
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.20%, 11/15/46 (b)		19,570	1,275,539
Series 2014-C15, Class XB, 0.50%, 4/15/47 (a)(b)		80,982	2,201,091
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		39,401	2,628,209
Series 2015-C26, Class XD, 1.35%, 11/15/48 (b)		12,675	1,362,590
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/29 (a)(b)		121,745	1,075,008
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class X1, 0.37%, 1/15/16 (a)(b)		272,600	174,464
Series 2015-NXS3, Class XA, 1.35%, 9/15/57 (b)		40,500	2,986,344
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.03%, 5/15/23 (b)		41,687	1,927,824
Series 2013-C15, Class XA, 0.74%, 8/15/23 (b)		23,350	710,578
Series 2013-C17, Class XA, 1.73%, 11/15/23 (b)		51,169	3,688,811
Series 2013-UBS1, Class XA, 1.27%, 11/15/23 (b)		88,077	4,390,862
Series 2014-C20, Class XB, 0.73%, 2/15/24 (b)		57,079	2,603,440
Series 2014-LC14, Class XA, 1.44%, 3/15/47 (b)		80,590	5,980,307

			53,205,658
Total Non-Agency Mortgage-Backed Securities — 11.1%			1,352,620,530

Other Interests (l)		Beneficial Interest (000)	Value
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (d)(j)		450	—
Total Other Interests — 0.0%			—

BLACKROCK FUNDS II	OCTOBER 31, 2015	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Participation Notes (d)		Par (000)	Value
Banks — 0.0%
UBS AG (Kasikornbank Pcl — NVDR), due 3/07/18	USD	456,833	$2,212,344
Beverages — 0.0%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 6/10/16		53,200	1,800,926
Transportation Infrastructure — 0.1%
Deutsche Bank AG (Shanghai International Airport & Co., Ltd., Class A), due 1/19/17		822,000	3,932,068
Total Participation Notes — 0.1%			7,945,338

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 2.4%
ABN AMRO Bank NV, 5.75% (b)(h)	EUR	3,200	3,512,375
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(h)		4,000	4,323,939
7.00% (b)(h)		2,400	2,643,426
Banco Popular Espanol SA, 11.50% (b)(h)		800	968,356
Banco Santander SA, 6.25% (b)(h)		5,100	5,468,011
Bank of America Corp.:
6.10% (b)(h)	USD	22,816	23,072,680
6.25% (b)(h)		20,694	20,984,751
6.50% (b)(h)		4,070	4,253,191
8.00% (b)(h)		7,675	8,001,955
8.13% (b)(h)		3,175	3,306,255
Bank of Ireland, 7.38% (h)	EUR	3,840	4,370,450
Barclays PLC:
7.88% (b)(h)	GBP	1,125	1,757,010
8.00% (b)(h)	EUR	2,200	2,637,010
8.25% (b)(h)		8,700	9,262,933
BNP Paribas SA, 7.38% (a)(b)(h)	USD	16,585	17,165,475
Citigroup, Inc.:
5.95% (b)(h)		25,000	24,125,000
6.30% (b)(h)		10,000	9,890,500
Citizens Financial Group, Inc., 5.50% (a)(b)(h)		5,500	5,403,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50% (b)(h)	EUR	4,200	4,647,397
Credit Agricole SA:
6.50% (b)(h)		1,670	1,850,281
6.63% (a)(b)(h)	USD	4,458	4,391,130
6.64% (a)(b)(h)		500	512,500
8.38% (a)(b)(h)		850	962,710
Danske Bank A/S, 5.88% (b)(h)	EUR	4,100	4,539,675
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	184,875
HSBC Holdings PLC, 5.25% (b)(h)		4,200	4,486,303
ICICI Bank Ltd., 6.38%, 4/30/22 (b)	USD	3,000	3,078,600
Intesa Sanpaolo SpA, 7.70% (a)(b)(h)		3,355	3,392,744
JPMorgan Chase & Co., 5.30% (b)(h)		10,000	10,030,000
JPMorgan Chase Capital XXI, 1.25%, 2/02/87 (b)		22,175	17,318,675
JPMorgan Chase Capital XXIII, 1.32%, 5/15/47 (b)		4,275	3,174,187
Lloyds Banking Group PLC, 7.00% (b)(h)	GBP	4,040	6,383,732
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,198,723
Nordea Bank AB, 5.50% (a)(b)(h)		3,140	3,083,480
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(h)		300	349,500
7.50% (b)(h)		2,862	2,962,170
7.64% (b)(h)		400	417,800
7.65% (b)(h)		500	622,500
8.00% (b)(h)		16,190	16,918,550

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Banks (continued)
Santander UK Group Holdings PLC, 7.38% (b)(h)	GBP	1,510	$2,373,941
Skandinaviska Enskilda Banken AB, 5.75% (b)(h)	USD	3,500	3,438,750
Société Générale SA, 8.25% (a)(b)(h)		18,925	19,120,306
Swedbank AB, 5.50% (b)(h)		800	792,000
UniCredit SpA, 6.75% (b)(h)	EUR	1,400	1,503,723
Wells Fargo & Co.:
5.88% (b)(h)	USD	6,645	7,028,417
7.98% (b)(h)		8,450	8,999,250

			286,908,986
Capital Markets — 1.2%
Bank of New York Mellon Corp.:
4.50% (b)(h)		15,003	13,952,790
4.95% (b)(h)		12,125	12,125,000
Credit Suisse Group AG:
6.25% (a)(b)(h)		13,600	13,507,710
7.50% (a)(b)(h)		9,725	10,266,585
Goldman Sachs Group, Inc.:
5.38% (b)(h)		27,295	27,022,050
5.70% (b)(h)		10,000	10,137,500
Morgan Stanley:
5.45% (b)(h)		13,150	12,936,313
5.55% (b)(h)		9,450	9,438,187
State Street Capital Trust IV, 1.34%, 6/15/37 (b)		28,010	22,618,075
State Street Corp., 5.25% (b)(h)		10,450	10,487,620
UBS Group AG:
5.75% (b)(h)	EUR	3,125	3,527,300
7.00% (b)(h)	USD	900	942,750
7.13% (b)(h)		2,300	2,397,842

			149,359,722
Consumer Finance — 0.4%
American Express Co.:
4.90% (b)(h)		10,620	10,301,400
5.20% (b)(h)		10,000	10,000,000
Capital One Financial Corp., 5.55% (b)(h)		30,750	30,807,656

			51,109,056
Diversified Financial Services — 0.7%
BNP Paribas SA, 7.20% (a)(b)(h)		700	801,500
ING Groep NV, 6.50% (b)(h)		9,880	9,503,325
JPMorgan Chase & Co.:
5.00% (b)(h)		2,500	2,465,000
6.00% (b)(h)		9,995	10,139,927
7.90% (b)(h)		10,555	10,966,645
Lloyds Banking Group PLC:
6.66% (a)(b)(h)		3,000	3,360,000
7.50% (b)(h)		10,400	11,050,000
Nationwide Building Society, 6.88% (b)(h)	GBP	2,900	4,504,254
Société Générale SA:
5.92% (a)(b)(h)	USD	700	713,566
7.88% (a)(b)(h)		8,225	8,250,744
Voya Financial, Inc., 5.65%, 5/15/53 (b)		15,507	15,700,837

			77,455,798
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	206,824
Orange SA:
4.00% (b)(h)	EUR	1,100	1,240,618
5.00% (b)(h)		970	1,112,122

			2,559,564

60	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Electric Utilities — 0.0%
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	800	$922,000
6.50%, 1/10/74 (b)	EUR	210	249,664
Gas Natural Fenosa Finance BV:
3.38% (b)(h)		500	504,052
4.13% (b)(h)		1,500	1,617,146

			3,292,862
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (b)(h)		500	527,441
Insurance — 1.3%
Allstate Corp.:
5.75%, 8/15/53 (b)	USD	9,950	10,360,437
6.50%, 5/15/57 (b)		2,300	2,541,500
American International Group, Inc., 6.25%, 3/15/87		1,494	1,632,195
Aon PLC, 4.25%, 12/12/42		1,500	1,364,631
AXA SA, 6.38% (a)(b)(h)		16,000	17,180,000
Chubb Corp., 6.38%, 3/29/67 (b)		430	412,800
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,534,236
Generali Finance BV, 5.48% (b)(h)	EUR	2,200	2,497,856
Genworth Holdings, Inc.:
7.63%, 9/24/21	USD	450	419,767
6.50%, 6/15/34		5,000	3,675,000
6.15%, 11/15/66 (b)		4,450	1,980,250
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (b)		5,785	6,424,243
Liberty Mutual Group, Inc.:
7.00%, 3/15/37 (a)(b)		2,150	2,061,313
7.80%, 3/07/87 (a)		24,975	29,283,187
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (a)(b)		19,700	20,379,118
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		4,550	5,642,000
Nationwide Financial Services, Inc., 6.75%, 5/15/37		900	922,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		21,250	21,407,250
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.50%, 10/09/43 (b)	EUR	2,300	2,749,787
XLIT Ltd.:
6.50% (b)(h)	USD	13,335	10,637,329
4.45%, 3/31/25		750	749,863
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,217,400

			159,072,662
Media — 0.0%
AMC Entertainment, Inc., 5.75%, 6/15/25		500	503,750
NBCUniversal Enterprise, Inc., 5.25% (a)(h)		146	155,490

			659,240
Metals & Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (a)(b)		3,104	3,169,960
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	223,750
Oil, Gas & Consumable Fuels — 0.3%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		175	139,563
Enterprise Products Operating LLC:
8.38%, 8/01/66 (b)		20,000	19,650,000
7.03%, 1/15/68 (b)		2,300	2,429,375
Noble Group Ltd., 6.00% (h)		2,950	1,681,500

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	13,076	$10,853,080

			34,753,518
Real Estate Management & Development — 0.0%
Central Plaza Development Ltd., 7.13% (b)(h)		600	626,880
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20% (b)(h)	EUR	2,200	2,441,313
Total Capital Trusts — 6.3%			772,160,752

Preferred Stocks		Shares
Banks — 0.0%
Santander Finance Preferred SAU, 4.00% (h)		82,000	1,902,400
Capital Markets — 0.0%
Goldman Sachs Group, Inc., 5.50% (h)		259,900	6,468,911
Diversified Financial Services — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40		182,724	4,719,761
RBS Capital Funding Trust V, 5.90% (h)		107,552	2,651,157

			7,370,918
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,554,080
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	4,240,778
SCE Trust III, 5.75% (h)		126,560	3,524,696

			10,319,554
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		467,259	12,022,574
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16		11,108	1,333,626
Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(h)		5,000	6,221,875
Public Storage, 5.20% (h)		60,000	1,482,600
Suntrust Real Estate Investment Corp., 9.00% (a)(h)		15	1,833,459

			9,537,934
Total Preferred Stocks — 0.4%			48,955,917

Trust Preferreds
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08% (h)		228,238	5,683,126
Total Preferred Securities — 6.8%			826,799,795

Taxable Municipal Bonds		Par (000)	Value
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	288,834
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	837,627
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	350,689
Northwestern University, 3.69%, 12/01/38		400	389,953
President and Fellows of Harvard College, 3.62%, 10/01/37		290	281,399

BLACKROCK FUNDS II	OCTOBER 31, 2015	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Taxable Municipal Bonds		Par (000)	Value
Princeton University, 5.70%, 3/01/39	USD	150	$190,744
Total Taxable Municipal Bonds — 0.0%			2,339,246

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 4286, Class MP, 4.00%, 12/15/43		1,736	1,860,425
Series 4390, Class CA, 3.50%, 6/15/50		1,640	1,715,898
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		5,091	5,313,259

			8,889,582
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.47%, 12/25/25		3,265	323,360
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K36, Class X1, 0.80%, 10/25/23		44,000	2,242,292
Series K49, Class X3, 1.60%, 8/25/25		4,700	501,302
Series K714, Class X1, 0.74%, 10/25/20		59,495	1,828,175

			4,571,769
Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		2,114	2,251,969
3.50%, 12/01/26-12/01/29		13,686	14,510,779
4.00%, 5/01/27		2,833	3,002,761
2.50%, 4/01/28-7/01/30		12,039	12,348,894
3.00%, 6/01/28-2/01/30		19,650	20,523,992
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		801	854,375
2.50%, 5/01/30		3,968	4,044,662

			57,537,432
Total U.S. Government Sponsored Agency Securities — 0.6%			71,322,143
Total Long-Term Investments (Cost — $9,919,610,042) — 80.7%			9,823,744,262

Short-Term Securities		Par (000)	Value
Equity-Linked Notes
Airlines — 0.4%
JP Morgan Structured Products BV (Southwest Airlines Co.), 10.95%, 12/17/15	USD	603	26,303,362
Merrill Lynch International & Co. (American Airlines Group, Inc.), 31.02%, 11/13/15		527	23,940,207

			50,243,569
Auto Components — 0.1%
BNP Paribas Arbitrage Issuance BV (Delphi Automotive PLC), 13.48%, 11/19/15		44	3,613,861
HSBC Bank PLC (Continental AG), 12.33%, 11/04/15		31	7,380,289
HSBC Bank PLC (Faurecia):
22.25%, 11/04/15		93	3,686,970
22.68%, 11/05/15		93	3,659,053

			18,340,173
Automobiles — 0.3%
HSBC Bank PLC (Peugeot SA), 19.91%, 11/30/15		770	13,507,007
Merrill Lynch International & Co. (General Motors Co.), 16.10%, 12/17/15		680	23,186,599

Short-Term Securities		Par (000)	Value
Automobiles (continued)
Nomura International Funding Pte. Ltd. (Honda Motor Co. Ltd.), 14.64%, 1/15/16 (a)	USD	116	$3,897,093

			40,590,699
Banks — 1.0%
BNP Paribas Arbitrage Issuance BV (Wells Fargo & Co.), 15.71%, 11/18/15		517	27,647,952
Deutsche Bank AG (Mitsubishi UFJ Financial Group, Inc.), 14.28%, 1/15/16		5,450	35,573,922
Merrill Lynch International & Co. (Nordea Bank AB), 12.45%, 11/18/15		471	5,334,897
Nomura International Funding Pte. Ltd. (KeyCorp), 11.12%, 1/08/16 (a)		1,129	14,090,594
Royal Bank of Canada (JPMorgan Chase & Co.), 9.08%, 1/12/16 (a)		551	35,242,226

			117,889,591
Beverages — 0.4%
Deutsche Bank AG (Heineken NV), 10.88%, 11/30/15		78	6,948,720
JP Morgan Structured Products BV (Constellation Brands, Inc.):
9.65%, 1/07/16		113	15,266,338
10.25%, 1/08/16		113	15,281,383
Merrill Lynch International & Co. (Molson Coors Brewing Co.), 18.55%, 11/02/15		206	15,840,219

			53,336,660
Biotechnology — 0.3%
Credit Suisse AG (Gilead Sciences, Inc.), 18.65%, 12/17/15		345	36,371,296
Building Products — 0.2%
Canadian Imperial Bank of Commerce (Owens Corning):
15.56%, 12/14/15		171	7,825,736
15.50%, 12/15/15		171	7,822,910
Deutsche Bank AG (Compagnie de Saint-Gobain SA), 17.12%, 11/06/15		147	6,362,979
Merrill Lynch International & Co. (Assa Abloy AB), 12.80%, 11/18/15		149	2,796,671

			24,808,296
Capital Markets — 1.0%
Canadian Imperial Bank of Commerce (Goldman Sachs Group, Inc.), 8.32%, 12/09/15		190	35,486,560
JP Morgan Structured Products BV (Bank of New York Mellon Corp.):
9.65%, 12/11/15		370	15,272,885
9.25%, 12/14/15		370	15,271,978
JP Morgan Structured Products BV (Morgan Stanley), 9.10%, 12/07/15		744	24,556,063
Nomura International Funding Pte. Ltd. (Charles Schwab Corp.), 11.14%, 12/09/15 (a)		1,206	36,202,291

			126,789,777
Chemicals — 0.5%
BNP Paribas Arbitrage Issuance BV (Air Products & Chemicals, Inc.), 18.17%, 11/19/15		23	3,132,597
BNP Paribas Arbitrage Issuance BV (Dow Chemical Co.), 20.19%, 11/19/15		75	3,778,109
BNP Paribas Arbitrage Issuance BV (Huntsman Corp.), 11.68%, 11/19/15		201	2,585,452
Canadian Imperial Bank of Commerce (PPG Industries, Inc.), 7.21%, 1/08/16		148	15,316,808
Credit Suisse AG (Akzo Nobel NV), 12.91%, 12/18/15		70	4,933,464

62	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Short-Term Securities		Par (000)	Value
Chemicals (continued)
JP Morgan Structured Products BV (Celanese Corp., Series A), 17.35%, 12/09/15	USD	94	$6,388,285
Merrill Lynch International & Co. (Akzo Nobel NV), 17.10%, 11/18/15		78	4,513,756
Merrill Lynch International & Co. (Mosaic Co.), 18.21%, 12/09/15		436	14,781,678

			55,430,149
Communications Equipment — 0.0%
BNP Paribas Arbitrage Issuance BV (Cisco Systems, Inc.), 13.57%, 11/19/15		116	3,267,332
Construction & Engineering — 0.1%
JP Morgan Structured Products BV (Vinci SA), 14.45%, 11/16/15		104	7,068,783
Construction Materials — 0.1%
Société Générale SA (Vulcan Materials Co.):
12.05%, 11/02/15 (a)		85	8,094,337
11.91%, 11/03/15 (a)		85	8,245,083

			16,339,420
Consumer Finance — 0.3%
Nomura International Funding Pte. Ltd. (Discover Financial Services), 10.94%, 12/14/15- 12/15/15 (a)		559	31,242,875
Diversified Telecommunication Services — 0.1%
Deutsche Bank AG (Koninklijke KPN NV):
30.05%, 11/13/15		1,474	5,435,931
27.05%, 11/16/15		1,474	5,486,870
HSBC Bank PLC (Orange SA), 11.86%, 11/04/15		439	7,706,790

			18,629,591
Electric Utilities — 0.2%
Merrill Lynch International & Co. (FirstEnergy Corp.):
12.14%, 1/08/16		231	7,253,600
11.79%, 1/11/16		231	7,247,629
Merrill Lynch International & Co. (Iberdrola SA), 9.10%, 1/21/16		2,079	14,783,183

			29,284,412
Electrical Equipment — 0.2%
Credit Suisse AG (ABB Ltd.), 8.77%, 12/18/15		792	14,921,283
Credit Suisse AG (Gamesa Corp. Tecnologica SA), 14.81%, 11/04/15		439	6,991,472

			21,912,755
Electronic Equipment, Instruments & Components — 0.1%
Nomura International Funding Pte. Ltd. (Murata Manufactuing Co. Ltd.), 18.24%, 1/15/16 (a)		113	15,552,637
Health Care Providers & Services — 0.1%
Deutsche Bank AG (Fresenius SE & Co. KGaA), 9.47%, 1/21/16		106	7,636,671
Hotels, Restaurants & Leisure — 0.4%
BNP Paribas Arbitrage Issuance BV (Domino’s Pizza, Inc.), 26.76%, 11/19/15		56	6,003,170
Canadian Imperial Bank of Commerce (Carnival Corp.), 13.16%, 1/14/16		277	14,822,128
Canadian Imperial Bank of Commerce (Darden Restaurants, Inc.):
14.04%, 1/13/16		115	7,426,234
13.97%, 1/14/16		115	7,426,234
JP Morgan Structured Products BV (Yum! Brands, Inc.), 18.45%, 1/20/16		200	14,377,965

			50,055,731

Short-Term Securities		Par (000)	Value
Household Durables — 0.2%
Deutsche Bank AG (Electrolux AB), 25.01%, 12/18/15	USD	164	$4,949,654
HSBC Bank PLC (Electrolux AB), 29.27%, 11/18/15		205	5,939,274
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 15.63%, 12/02/15		62	11,992,686
Merrill Lynch International & Co. (Persimmon PLC), 14.00%, 11/06/15		77	2,382,585

			25,264,199
Household Products — 0.1%
Canadian Imperial Bank of Commerce (Energizer Holdings, Inc.):
12.58%, 11/05/15		76	3,318,546
12.52%, 11/06/15		76	3,291,108
JP Morgan Structured Products BV (Henkel AG & Co. KGaA), 11.25%, 11/05/15 (a)		70	7,707,357

			14,317,011
Independent Power and Renewable Electricity Producers — 0.1%
JP Morgan Structured Products BV (Calpine Corp.), 17.35%, 11/03/15		478	7,380,125
Industrial Conglomerates — 0.3%
Canadian Imperial Bank of Commerce (Danaher Corp.), 8.25%, 1/07/16		174	15,691,922
JP Morgan Structured Products BV (Danaher Corp.), 8.30%, 1/06/16		174	15,787,878

			31,479,800
Insurance — 0.1%
JP Morgan Structured Products BV (Aegon NV), 16.85%, 11/10/15 (a)		1,204	7,577,510
Merrill Lynch International & Co. (Prudential Financial, Inc.), 15.16%, 12/02/15		92	7,396,466

			14,973,976
Internet & Catalog Retail — 0.3%
Credit Suisse AG (Amazon.com, Inc.), 39.15%, 11/18/15		62	37,260,255
Internet Software & Services — 0.2%
BNP Paribas Arbitrage Issuance BV (Alphabet, Inc.), 13.70%, 12/04/15		35	24,269,203
IT Services — 0.2%
Credit Suisse AG (Cap Gemini SA), 19.50%, 12/11/15		77	6,338,203
Merrill Lynch International & Co. (Cap Gemini SA), 15.40%, 12/23/15		61	5,444,264
Royal Bank of Canada (Global Payments, Inc.):
10.31%, 1/07/16 (a)		50	6,559,062
10.28%, 1/08/16 (a)		50	6,559,702

			24,901,231
Life Sciences Tools & Services — 0.4%
Credit Suisse AG (Illumina, Inc.), 19.40%, 11/13/15		233	33,426,482
JP Morgan Structured Products BV (Thermo Fisher Scientific, Inc.), 6.95%, 1/22/16		117	15,105,648

			48,532,130
Machinery — 0.1%
Credit Suisse AG (Kone Oyj), 11.79%, 1/21/16		114	4,930,138
HSBC Bank PLC (Volvo AB), 30.31%, 11/18/15		490	4,910,853

			9,840,991

BLACKROCK FUNDS II	OCTOBER 31, 2015	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Short-Term Securities		Par (000)	Value
Media — 0.2%
Credit Suisse AG (ProSiebenSat.1 Media SE):
22.19%, 11/06/15	USD	49	$2,655,890
20.09%, 11/09/15		49	2,651,205
Deutsche Bank AG (ITV PLC), 17.78%, 1/21/16		1,733	6,701,516
JP Morgan Structured Products BV (Interpublic Group of Cos., Inc.), 10.00%, 1/14/16		302	6,877,443

			18,886,054
Metals & Mining — 0.2%
BNP Paribas Arbitrage Issuance BV (Nucor Corp.):
13.27%, 11/19/15		72	3,031,767
10.27%, 12/04/15		124	5,218,747
Deutsche Bank AG (ThyssenKrupp AG), 17.30%, 11/13/15		263	5,407,004
HSBC Bank PLC (ThyssenKrupp AG), 16.30%, 11/16/15		263	5,501,845

			19,159,363
Multiline Retail — 0.4%
Canadian Imperial Bank of Commerce (Dollar General Corp.), 10.53%, 12/03/15		515	34,937,749
Canadian Imperial Bank of Commerce (Nordstrom, Inc.), 10.01%, 11/10/15		155	10,149,019

			45,086,768
Oil, Gas & Consumable Fuels — 1.0%
Deutsche Bank AG (Eni SpA), 7.90%, 12/23/15		2,150	35,086,587
Deutsche Bank AG (Royal Dutch Shell PLC, A Shares), 17.33%, 11/19/15		1,201	30,932,060
HSBC Bank PLC (BP PLC), 16.34%, 12/23/15		2,520	15,047,087
Merrill Lynch International & Co. (Chevron Corp.), 13.95%, 12/09/15		390	35,226,592

			116,292,326
Paper & Forest Products — 0.1%
HSBC Bank PLC (Stora Enso Oyj):
10.60%, 12/11/15		362	3,483,721
9.52%, 12/14/15		362	3,445,256

			6,928,977
Pharmaceuticals — 0.6%
Deutsche Bank AG (Sanofi), 11.00%, 12/23/15		358	35,520,929
Merrill Lynch International & Co. (Bayer AG), 10.50%, 12/23/15		265	34,985,223

			70,506,152
Professional Services — 0.1%
Canadian Imperial Bank of Commerce (Equifax, Inc.), 6.25%, 1/14/16		64	6,806,142
Semiconductors & Semiconductor Equipment — 0.3%
Nomura International Funding Pte. Ltd. (Rohm Co. Ltd.), 16.02%, 1/15/16 (a)		70	3,623,769
Royal Bank of Canada (Analog Devices, Inc.):
14.37%, 11/23/15 (a)		317	18,452,519
14.33%, 11/24/15 (a)		317	18,451,883

			40,528,171

Short-Term Securities		Par (000)	Value
Specialty Retail — 0.6%
Canadian Imperial Bank of Commerce (Home Depot, Inc.), 13.18%, 11/13/15	USD	260	$31,272,716
Canadian Imperial Bank of Commerce (Lowe’s Cos., Inc.), 8.92%, 11/04/15		316	23,528,846
JP Morgan Structured Products BV (Advance Auto Parts, Inc.), 16.75%, 11/13/15		125	24,434,370

			79,235,932
Textiles, Apparel & Luxury Goods — 0.3%
Société Générale SA (NIKE, Inc.), 9.56%, 11/23/15 (a)		319	37,635,109
Wireless Telecommunication Services — 0.4%
Deutsche Bank AG (KDDI Corp.), 16.93%, 1/15/16		640	15,498,726
Nomura International Funding Pte. Ltd. (SoftBank Group Corp.), 14.07%, 1/15/16 (a)		649	35,446,928

			50,945,654
Total Equity-Linked Notes — 12.0%			1,455,019,986

		Shares
Money Market Funds — 13.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (i)(m)		1,164,267,676	1,164,267,676

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (i)(m)(n)	USD	426,939	426,939,465
Total Money Market Funds — 13.1%			1,591,207,141

		Par (000)
U.S. Treasury Obligations
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill, 0.29%, 6/23/16 (m)		19,000	18,965,268
Total Short-Term Securities (Cost — $3,023,557,565) — 25.2%			3,065,192,395

Options Purchased
(Cost — $10,813,692) — 0.0%			1,755,000
Total Investments (Cost — $12,953,981,299*) — 105.9%			12,890,691,657
Liabilities in Excess of Other Assets — (5.9)%			(721,243,921)

Net Assets — 100.0%			$12,169,447,736

64	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,958,772,554

Gross unrealized appreciation	$286,980,957
Gross unrealized depreciation	(355,061,854)

Net unrealized depreciation	$(68,080,897)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of period end.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	During the period ended October 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at October 31, 2015	Value at October 31, 2015
Japan Senior Living Investment Corp.	4,562	—	—	4,562	$5,799,678

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	During the period ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest/ Par Value Held at July 31, 2015	Shares/ Beneficial Interest/ Par Value Purchased		Shares/ Beneficial Interest/ Par Value Sold		Shares/ Beneficial Interest/ Par Value Held at October 31, 2015	Value at October 31, 2015	Income		Realized Loss
BlackRock, Inc.	6,319	—		6,319		—	—	$13,775		$(112,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,905,303	858,362,373	[1]	—		1,164,267,676	$1,164,267,676	$167,945		—
BlackRock Liquidity Series, LLC, Money Market Series	$583,954,301	—		$157,014,836	[2]	$426,939,465	$426,939,465	$2,752,235	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,882,712	1,390,295		—		7,273,007	$622,351,209	$7,482,396		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—		—		399,514	$46,511,420	$398,903		—
iShares U.S. Preferred Stock ETF	1,739,167	—		—		1,739,167	$68,279,696	$920,089		—
PNC Bank N.A.	$5,760,000	—		$3,940,000		$1,820,000	$1,817,005	$10,817		$(39,090)
PNC Funding Corp.	$1,760,000	—		$500,000		$1,260,000	$1,342,830	$11,550		$(4,443)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Convertible security.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Represents the current yield as of period end.

(n)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	OCTOBER 31, 2015	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,573	Australian Government Bonds (10 Year)	December 2015	USD	145,105,600	$936,004
266	E-Mini MSCI Emerging Markets Index Futures	December 2015	USD	11,221,210	549,754
(1,003)	E-Mini S&P 500 Futures	December 2015	USD	103,996,055	(8,115,483)
(2,308)	Euro Currency Futures	December 2015	USD	317,609,650	5,960,596
1,790	Euro STOXX 50 Index	December 2015	USD	66,983,769	4,822,053
(302)	Euro-Bobl	December 2015	USD	42,979,656	(263,290)
(206)	Euro-Bund	December 2015	USD	35,612,461	(616,647)
(13)	Long Gilt British	December 2015	USD	2,359,792	(3,391)
578	U.S. Treasury Bonds (30 Year)	December 2015	USD	90,420,875	719,222
(453)	U.S. Treasury Notes (10 Year)	December 2015	USD	57,842,438	509,739
1,889	U.S. Treasury Notes (10 Year)	December 2015	USD	241,201,687	(2,125,599)
320	U.S. Treasury Notes (2 Year)	December 2015	USD	69,970,000	(76,937)
(538)	U.S. Treasury Notes (5 Year)	December 2015	USD	64,438,109	259,996
19	U.S. Treasury Notes (5 Year)	December 2015	USD	2,275,695	(9,182)
(85)	U.S. Ultra Treasury Bonds	December 2015	USD	13,578,750	(230,880)
Total					$2,315,955

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	545,442	EUR	480,000	Barclays Bank PLC	11/04/15	$ 17,577
EUR	280,000	USD	318,695	Citibank N.A.	11/13/15	(10,739)
EUR	2,700,000	USD	3,073,035	Goldman Sachs International	11/13/15	(103,462)
EUR	260,000	USD	287,715	HSBC Bank PLC	11/13/15	(1,756)
EUR	100,000	USD	114,387	JPMorgan Chase Bank N.A.	11/13/15	(4,403)
USD	273,040	EUR	240,000	BNP Paribas S.A.	11/13/15	9,078
USD	374,727	EUR	330,000	Deutsche Bank AG	11/13/15	11,779
USD	1,654,865	EUR	1,500,000	Goldman Sachs International	11/13/15	5,102
USD	1,798,294	EUR	1,580,000	Goldman Sachs International	11/13/15	60,545
USD	363,974	EUR	320,000	HSBC Bank PLC	11/13/15	12,025
USD	111,783,306	EUR	98,560,000	HSBC Bank PLC	11/13/15	3,382,913
USD	141,487,088	EUR	124,750,000	HSBC Bank PLC	11/13/15	4,281,843
USD	463,922	EUR	420,000	JPMorgan Chase Bank N.A.	11/13/15	1,988
USD	419,682	EUR	380,000	The Bank of New York Mellon	11/13/15	1,423
USD	273,017	EUR	240,000	UBS AG	11/13/15	9,055
USD	253,477	GBP	165,000	BNP Paribas S.A.	11/13/15	(865)
USD	39,962,988	GBP	26,000,000	Citibank N.A.	11/13/15	(115,094)
USD	11,189,637	GBP	7,280,000	Citibank N.A.	11/13/15	(32,226)
USD	337,814	GBP	220,000	HSBC Bank PLC	11/13/15	(1,308)
USD	231,808	GBP	150,000	HSBC Bank PLC	11/13/15	588
USD	253,445	GBP	165,000	UBS AG	11/13/15	(896)
USD	711,980	GBP	460,000	UBS AG	11/13/15	2,906
USD	530,446	EUR	480,000	Barclays Bank PLC	12/03/15	1,964
CNH	4,995,651	USD	772,647	Citibank N.A.	12/10/15	13,918
CNH	2,388,888	USD	362,863	HSBC Bank PLC	12/10/15	13,267

66	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	365,803	USD	57,123	JPMorgan Chase Bank N.A.	12/10/15	$472
CNH	2,288,888	USD	351,278	JPMorgan Chase Bank N.A.	12/10/15	9,107
CNH	10,725,000	USD	1,672,687	JPMorgan Chase Bank N.A.	12/10/15	15,962
CNH	1,029,594	USD	158,018	UBS AG	12/10/15	4,092
CNH	2,888,888	USD	442,746	UBS AG	12/10/15	12,109
USD	418,423	CNH	2,707,311	Citibank N.A.	12/10/15	(7,843)
USD	314,211	CNH	2,031,879	Citibank N.A.	12/10/15	(5,708)
USD	53,613,199	CNH	349,182,762	Deutsche Bank AG	12/10/15	(1,365,551)
USD	415,901	CNH	2,688,888	JPMorgan Chase Bank N.A.	12/10/15	(7,464)
USD	354,460	CNH	2,288,888	JPMorgan Chase Bank N.A.	12/10/15	(5,925)
USD	318,789	CNH	2,041,712	JPMorgan Chase Bank N.A.	12/10/15	(2,678)
USD	350,802	CNH	2,288,888	Standard Chartered Bank	12/10/15	(9,582)
USD	390,738	CNH	2,488,888	UBS AG	12/10/15	(1,137)
USD	2,849,223	EUR	2,580,986	Bank of America N.A.	12/10/15	9,189
USD	1,759,408	GBP	1,150,000	Barclays Bank PLC	12/10/15	(13,088)
USD	2,130,917	SGD	3,025,902	Deutsche Bank AG	12/10/15	(25,982)
Total						$6,161,195

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	12/19/15	USD	2,175.00	4,500	$1,755,000

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	428,987	$12,780,341

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	5,000	$(56,544)	$(13,471)	$(43,073)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(39,581)	(11,691)	(27,890)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	1,704	23,500	(21,796)
Australia and New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(96,574)	(28,022)	(68,552)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,458	(102,877)	(91,155)	(11,722)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,458	(102,877)	(88,076)	(14,801)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,084	(91,766)	(78,862)	(12,904)
Republic of Korea	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	10,000	(196,098)	(128,272)	(67,826)
Total						$(684,613)	$(416,049)	$(268,564)

BLACKROCK FUNDS II	OCTOBER 31, 2015	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	14,900	$(1,469,335)	$(1,682,328)	$212,993
Federative Republic of Brazil	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	4,795	(156,559)	(42,296)	(114,263)
Astaldi SpA	5.00%	Morgan Stanley Capital Services LLC	9/20/20	B+	EUR	600	(14,769)	(1,550)	(13,219)
Vougeot Bidco PLC	5.00%	Citibank N.A.	9/20/20	B	EUR	480	50,515	48,578	1,937
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	24,650	(848,665)	(1,068,274)	219,609
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	9,163	(315,469)	(479,769)	164,300
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	24,000	(826,285)	(1,257,630)	431,345
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	10,000	(344,285)	(439,917)	95,632
CMBX.NA Series 7 BBB-	3.00%	Goldman Sachs International	1/17/47	BBB-	USD	20,000	(688,572)	(1,043,957)	355,385
CMBX.NA Series 7 BBB-	3.00%	Goldman Sachs International	1/17/47	BBB-	USD	5,000	(172,143)	(260,989)	88,846
CMBX.NA Series 7 BBB-	3.00%	UBS AG	1/17/47	BBB-	USD	10,000	(344,285)	(528,438)	184,153
Total							$(5,129,852)	$(6,756,570)	$1,626,718

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

68	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$850,341,148	$177,585,930	$1,027,927,078
Common Stocks[1]	$1,011,007,410	1,429,278,625	34,320	2,440,320,355
Corporate Bonds[1]	—	2,339,335,818	—	2,339,335,818
Floating Rate Loan Interests[1]	—	399,486,219	53,227,258	452,713,477
Foreign Agency Obligations	—	103,993,449	—	103,993,449
Foreign Government Obligations	—	176,860,393	—	176,860,393
Investment Companies	1,021,566,640	—	—	1,021,566,640
Non-Agency Mortgage-Backed Securities	—	1,240,594,138	112,026,392	1,352,620,530
Participation Notes[1]	—	7,945,338	—	7,945,338
Preferred Securities[1]	46,583,709	778,382,627	1,833,459	826,799,795
U.S. Government Sponsored Agency Securities	—	70,820,841	501,302	71,322,143
Taxable Municipal Bonds	—	2,339,246	—	2,339,246
Options Purchased:
Equity Contracts	1,755,000	—	—	1,755,000
Short-Term Securities:
Equity-Linked Notes[1]	—	1,439,914,338	15,105,648	1,455,019,986
Money Market Funds	1,164,267,676	426,939,465	—	1,591,207,141
U.S. Treasury Obligations	—	18,965,268	—	18,965,268

Total	$3,245,180,435	$9,285,196,913	$360,314,309	$12,890,691,657

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$14,534,541	—	$14,534,541
Equity contracts	$5,371,807	—	—	5,371,807
Foreign currency exchange contracts	5,960,596	7,876,902	—	13,837,498
Interest rate contracts	2,424,961	—	—	2,424,961
Liabilities:
Credit contracts	—	(396,046)	—	(396,046)
Equity contracts	(8,115,483)	—	—	(8,115,483)
Foreign currency exchange contracts	—	(1,715,707)	—	(1,715,707)
Interest rate contracts	(3,325,926)	—	—	(3,325,926)

Total	$2,315,955	$20,299,690	—	$22,615,645

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$40,626,173	—	—	$40,626,173
Cash pledged for centrally cleared swaps	26,919,000	—	—	26,919,000
Cash pledged for financial futures contracts	32,265,490	—	—	32,265,490
Foreign currency at value	5,923,583	—	—	5,923,583
Liabilities:
Collateral on securities loaned at value	—	$(426,939,465)	—	(426,939,465)

Total	$105,734,246	$(426,939,465)	—	$(321,205,219)

During the period ended October 31, 2015, there were no transfer between Level 1 and Level 2.

BLACKROCK FUNDS II	OCTOBER 31, 2015	69

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsor Agency Securities	Short-Term Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$202,515,672	$976,332	$62,156,053	$105,836,884	$1,833,459	—	—	$373,318,400
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	(20,861,500)	(924,863)	(4,046,020)	(15,544,422)	—	—	—	(41,376,805)
Other[1]	(7,568,800)	—	—	7,568,800	—	—	—	—
Accrued discounts/premiums	47,236	—	(32,016)	40,149	—	—	—	55,369
Net realized gain (loss)	53,448	—	(20,546)	68,836	—	—	—	101,738
Net change in unrealized appreciation (depreciation)[2]	(2,053,290)	(17,149)	(114,858)	(1,110,776)	—	$(5,856)	$276,976	(3,024,953)
Purchases	19,775,087	—	1,488,750	23,871,096	—	507,158	14,828,672	60,470,763
Sales	(14,321,923)	—	(6,204,105)	(8,704,175)	—	—	—	(29,230,203)
Closing Balance, as of October 31, 2015	$177,585,930	$34,320	$53,227,258	$112,026,392	$1,833,459	$501,302	$15,105,648	$360,314,309

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015[2]	$(2,047,540)	$(17,149)	$(107,321)	$(1,084,915)	—	$(5,856)	$276,976	$(2,985,805)

[1]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

70	BLACKROCK FUNDS II	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	December 22, 2015